UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California (Address of principal executive offices)	94105 (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

33.1%		Fixed-Rate Securities	634,928,764	634,928,764
67.2%		Variable-Rate Securities	1,287,530,000	1,287,530,000

100.3%		Total Investments	1,922,458,764	1,922,458,764
(0	.3)%	Other Assets and Liabilities, Net		(5,144,110)

100.0%		Net Assets		1,917,314,654

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.1% of net assets

New York 33.1%
Amherst
BAN 2013B		1.00%		11/13/14	5,000,000	5,022,198

Ballston Spa CSD
BAN Series 2013A		0.75%		06/11/14	14,875,000	14,889,699

Beacon
BAN Series 2013A		1.00%		05/30/14	9,000,000	9,008,249

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	8,000,000	8,010,098

East Islip UFSD
GO TAN 2013		1.00%		06/27/14	5,000,000	5,008,568

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	4,175,000	4,193,982

Grand Island
BAN 2013		0.75%		10/15/14	6,653,000	6,669,446

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	3,000,000	3,001,998

Ithaca
BAN Series 2013		1.00%		08/01/14	7,000,000	7,016,308

Longwood CSD
BAN Series 2013A		0.75%		06/20/14	8,500,000	8,510,533

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2006B		5.00%		11/15/14	1,500,000	1,545,418

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.08%		05/12/14	28,190,000	28,190,000

Middletown City SD
BAN 2013		1.25%		07/10/14	10,000,000	10,027,700

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2004 Series G		5.00%		08/01/14	1,485,000	1,508,222

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2004 Series I		5.00%		08/01/14	1,335,000	1,355,939

GO Bonds Fiscal 2005 Series B		5.25%		08/01/14	150,000	152,368

GO Bonds Fiscal 2005 Series C1		4.13%		08/15/14	250,000	253,578

GO Bonds Fiscal 2005 Series E		5.00%		11/01/14	385,000	395,724

GO Bonds Fiscal 2005 Series H		5.00%		08/01/14	955,000	970,101

GO Bonds Fiscal 2005 Series K		5.00%		08/01/14	375,000	380,942

GO Bonds Fiscal 2005 Series O		5.00%		06/01/14	400,000	403,061

GO Bonds Fiscal 2006 Series G		4.10%		08/01/14	100,000	101,233

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	5,420,000	5,506,638

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	200,000	202,619

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/15	205,000	212,258

GO Bonds Fiscal 2007 Series D		5.00%		02/01/15	180,000	187,077

GO Bonds Fiscal 2008 Series A1		4.00%		08/01/14	200,000	202,485

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/14	1,220,000	1,239,259

GO Bonds Fiscal 2008 Series E		5.00%		08/01/14	525,000	533,223

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	600,000	607,495

GO Bonds Fiscal 2008 Series G		5.00%		08/01/14	1,430,000	1,452,602

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/15	150,000	154,037

GO Bonds Fiscal 2009 Series B1		4.00%		09/01/14	100,000	101,569

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/14	1,230,000	1,254,205

GO Bonds Fiscal 2009 Series C		5.00%		08/01/14	150,000	152,353

GO Bonds Fiscal 2009 Series E1		4.50%		10/15/14	200,000	204,581

GO Bonds Fiscal 2009 Series I1		3.50%		04/01/14	375,000	375,000

GO Bonds Fiscal 2009 Series K		4.00%		08/01/14	150,000	151,838

GO Bonds Fiscal 2010 Series C		4.00%		08/01/14	455,000	460,595

GO Bonds Fiscal 2010 Series C		5.00%		08/01/14	315,000	319,960

GO Bonds Fiscal 2010 Series E		4.00%		08/01/14	725,000	734,058

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	1,150,000	1,168,080

GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	285,000	289,487

GO Bonds Fiscal 2010 Series H2		5.00%		06/01/14	200,000	201,551

GO Bonds Fiscal 2011 Series B		4.00%		08/01/14	100,000	101,240

GO Bonds Fiscal 2011 Series B		5.00%		08/01/14	2,115,000	2,148,862

GO Bonds Fiscal 2011 Series E		3.00%		08/01/14	600,000	605,450

GO Bonds Fiscal 2012 Series F		5.00%		08/01/14	3,000,000	3,048,623

GO Bonds Fiscal 2012 Series G1		5.00%		04/01/14	1,000,000	1,000,000

GO Bonds Fiscal 2012 Series I		5.00%		08/01/14	1,150,000	1,168,420

GO Bonds Fiscal 2013 Series E		4.00%		08/01/14	305,000	308,755

GO Bonds Fiscal 2013 Series H		2.50%		08/01/14	3,345,000	3,370,724

New York City Housing Development Corp
M/F Housing RB Series 2012D2A		0.90%		11/01/14	2,250,000	2,256,393

M/F Housing RB Series 2013A1		0.35%		11/01/14	2,000,000	2,000,697

M/F Housing RB Series 2013F		0.20%		12/23/14	7,750,000	7,750,000

New York City Municipal Water Finance Auth
CP Series 1		0.08%		05/07/14	3,750,000	3,750,000

CP Series 1		0.08%		05/14/14	11,000,000	11,000,000

Extendible CP Series 8		0.09%	05/15/14	12/13/14	25,000,000	25,000,000

Extendible CP Series 8		0.09%	05/19/14	12/14/14	10,000,000	10,000,000

Water & Sewer System RB Fiscal 2009 Series EE		4.00%		06/15/14	225,000	226,749

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2009 Series FF1		5.00%		06/15/14	100,000	100,974

Water & Sewer System Second General Resolution RB Fiscal 2006 Series BB		5.00%		06/15/14	230,000	232,207

Water & Sewer System Second General Resolution RB Fiscal 2010 Series BB		5.00%		06/15/14	165,000	166,605

New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1		3.50%		01/15/15	100,000	102,532

Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/15	150,000	155,614

Building Aid RB Fiscal 2009 Series S1		5.00%		07/15/14	200,000	202,699

Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/14	135,000	136,847

Building Aid RB Fiscal 2012 Series S1A		4.00%		07/15/14	250,000	252,682

Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	750,000	755,987

Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/14	480,000	493,347

Future Tax Secured Sr Bonds Fiscal 2009 Series A		5.00%		11/01/14	100,000	102,773

Future Tax Secured Sub Bonds Fiscal 2007 Series B		4.00%		11/01/14	100,000	102,157

Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/14	1,230,000	1,264,027

Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/14	225,000	231,172

Future Tax Secured Sub Bonds Fiscal 2013 Series F1		3.00%		02/01/15	200,000	204,542

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.15%		12/17/14	16,500,000	16,500,000

New York State
GO Bonds Series 2013C		5.00%		04/15/14	11,000,000	11,021,318

GO Refunding Bonds Series 2005C		5.00%		04/15/14	1,395,000	1,397,568

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		3.00%		07/01/14	100,000	100,674

Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/14	2,050,000	2,068,927

CP (Cornell Univ)		0.12%		04/03/14	11,140,000	11,140,000

Mental Health Services Facilities RB Series 2005C1		5.00%		08/15/14	200,000	203,514

Mental Health Services Facilities RB Series 2005C1		5.00%		02/15/15	100,000	104,077

Mental Health Services Facilities RB Series 2005D1		5.00%		08/15/14	700,000	712,537

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/15	100,000	104,112

Mental Health Services Facilities RB Series 2005F		4.00%		02/15/15	100,000	103,211

Mental Health Services Facilities RB Series 2007C		5.00%		08/15/14	250,000	254,456

Mental Health Services Facilities RB Series 2007D		5.00%		08/15/14	2,520,000	2,564,148

Mental Health Services Facilities RB Series 2007D		5.00%		02/15/15	120,000	124,912

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/15	320,000	333,187

Mental Health Services Facilities RB Series 2010A		5.00%		02/15/15	1,695,000	1,766,669

RB (NYU) Series 2001A		5.75%		07/01/14	475,000	481,491

RB (NYU) Series 2008B		4.00%		07/01/14	150,000	151,382

RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	4,150,000	4,200,091

State Personal Income Tax RB Series 2005D		5.00%		03/15/15	425,000	444,126

State Personal Income Tax RB Series 2007C		5.00%		03/15/15	385,000	402,395

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	150,000	153,926

State Personal Income Tax RB Series 2009A		5.00%		02/15/15	150,000	156,143

State Personal Income Tax RB Series 2009D		5.00%		06/15/14	400,000	403,901

State Personal Income Tax RB Series 2010A		5.00%		02/15/15	115,000	119,737

State Personal Income Tax RB Series 2010E		5.00%		02/15/15	100,000	104,108

State Personal Income Tax RB Series 2011C		4.00%		03/15/15	125,000	129,422

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2011E		5.00%		08/15/14	205,000	208,595

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/14	575,000	581,134

Clean Water & Drinking Water Revolving Funds RB Series 2003B		5.25%		06/15/14	125,000	126,277

Clean Water & Drinking Water Revolving Funds RB Series 2004E		5.00%		06/15/14	250,000	252,470

Clean Water & Drinking Water Revolving Funds RB Series 2004F		5.25%		06/15/14	325,000	328,349

Clean Water & Drinking Water Revolving Funds RB Series 2005B		5.00%		10/15/14	450,000	461,396

Clean Water & Drinking Water Revolving Funds RB Series 2007A		3.63%		06/15/14	100,000	100,676

Clean Water & Drinking Water Revolving Funds RB Series 2007C		4.00%		06/15/14	200,000	201,513

Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.50%		06/15/14	250,000	251,625

Clean Water & Drinking Water Revolving Funds RB Series 2008A		5.00%		06/15/14	1,420,000	1,434,248

Clean Water & Drinking Water Revolving Funds RB Series 2010C		3.00%		04/15/14	350,000	350,359

Clean Water & Drinking Water Revolving Funds RB Series 2011A		4.00%		08/15/14	140,000	141,946

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.00%		06/15/14	2,055,000	2,075,106

Clean Water & Drinking Water Revolving Funds Sub RB Series 2010A		2.00%		06/15/14	100,000	100,337

Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		4.00%		06/15/14	450,000	453,449

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	150,000	153,983

New York State Local Government Assistance Corp
Refunding Bonds Series 1993C		0.40%		04/01/14	275,000	275,000

Refunding Bonds Sub Lien Series 2010A		5.00%		04/01/14	300,000	300,000

Refunding Bonds Sub Lien Series 2010B		5.00%		04/01/14	200,000	200,000

Sub Lien Refunding Bonds Series 2011A		5.00%		04/01/14	110,000	110,000

Sub Lien Refunding Bonds Series 2012A		5.00%		04/01/15	1,030,000	1,079,790

New York State Mortgage Agency
Homeowner Mortgage RB Series 160		3.15%		10/01/14	200,000	202,798

Homeowner Mortgage RB Series 164		1.10%		10/01/14	1,100,000	1,104,135

Homeowner Mortgage RB Series 169		0.75%		10/01/14	400,000	400,701

Mortgage RB Series 47		1.50%		04/01/14	810,000	810,000

New York State Power Auth
CP Series 1 & 2		0.09%		06/12/14	22,700,000	22,700,000

CP Series 1 & 2		0.09%		06/16/14	20,000,000	20,000,000

CP Series 1 & 2		0.09%		07/15/14	42,110,000	42,110,000

CP Series 1 & 2		0.10%		07/15/14	5,000,000	5,000,000

RB Series 2006A		5.00%		11/15/14	150,000	154,422

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	19,345,000	19,345,000

Local Highway & Bridge Service Contract Bonds Series 2007		5.00%		04/01/14	225,000	225,000

Local Highway & Bridge Service Contract Bonds Series 2008		3.00%		04/01/14	300,000	300,000

Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/14	850,000	850,000

Local Highway & Bridge Service Contract Bonds Series 2009		3.00%		04/01/14	450,000	450,000

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/14	200,000	200,000

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/14	1,150,000	1,150,000

Second General Highway & Bridge Trust Fund Bonds Series 2004B		5.25%		04/01/14	200,000	200,000

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	13,690,000	13,690,000

Second General Highway & Bridge Trust Fund Bonds Series 2006		4.00%		04/01/14	625,000	625,000

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/14	665,000	665,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/14	350,000	350,000

Second General Highway & Bridge Trust Fund Bonds Series 2008B		4.00%		04/01/14	1,100,000	1,100,000

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/14	100,000	100,000

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/15	200,000	209,353

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.00%		04/01/14	200,000	200,000

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/14	250,000	250,000

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/14	4,130,000	4,130,000

Second General Highway & Bridge Trust Fund Bonds Series 2011A1		4.00%		04/01/14	100,000	100,000

Second General Highway & Bridge Trust Fund Bonds Series 2012A		3.00%		04/01/14	640,000	640,000

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/14	14,660,000	14,660,000

Second General Highway & BridgeTrust Fund Bonds Series 2005A		5.25%		04/01/14	860,000	860,000

State Personal Income Tax RB Series 2012A		4.00%		03/15/15	150,000	155,320

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	100,000	104,497

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		3.00%		06/01/14	1,105,000	1,109,990

Asset-Backed RB Series 2011A		5.00%		06/01/14	7,910,000	7,973,270

Asset-Backed RB Series 2011B		5.00%		06/01/14	3,715,000	3,744,712

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/15	110,000	113,910

Service Contract Refunding RB Series 2008D		5.00%		01/01/15	830,000	859,652

Service Contract Refunding RB Series 2010A2		5.00%		01/01/15	430,000	445,356

State Personal Income Tax RB Series 2004B1		5.00%		12/15/14	230,000	237,657

State Personal Income Tax RB Series 2007B		4.00%		03/15/15	100,000	103,538

State Personal Income Tax RB Series 2008A1		4.00%		12/15/14	600,000	615,874

State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	400,000	413,309

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	110,000	114,919

North Hempstead
BAN 2014A	b	0.35%		04/08/15	2,395,000	2,397,132

BAN 2014B	b	1.00%		04/08/15	1,015,000	1,021,567

BAN Series 2013B		0.75%		10/03/14	15,807,384	15,847,284

North Syracuse CSD
BAN 2013		0.75%		08/15/14	4,900,000	4,906,901

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,774,737

Oceanside UFSD
TAN 2013-2014 Taxes		0.75%		06/20/14	17,450,000	17,470,210

Port Washington UFSD
BAN 2013		0.50%		08/08/14	6,975,000	6,982,740

Putnam Cnty
TAN 2013		0.75%		10/24/14	16,000,000	16,046,413

Sachem CSD
TAN 2013-2014		1.00%		06/27/14	19,500,000	19,533,811

Saratoga Cnty
BAN 2013		0.75%		06/06/14	18,500,000	18,515,990

Schenectady City SD
GO BAN Series 2013A		0.75%		05/23/14	13,070,264	13,074,323

Schenectady Cnty
BAN 2014		0.50%		02/18/15	38,000,000	38,112,315

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Triborough Bridge & Tunnel Auth
General RB Series 2009A2		2.50%		11/15/14	2,000,000	2,028,368

Sub Refunding RB Series 2013A		2.00%		11/15/14	1,000,000	1,011,430

Vestal
BAN 2013		0.75%		05/16/14	9,320,000	9,324,573

William Floyd UFSD
TAN 2013-2014		1.00%		06/26/14	5,000,000	5,008,859

Total Fixed-Rate Securities
(Cost $634,928,764)						634,928,764

Variable-Rate Securities 67.2% of net assets

New York 67.2%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.06%		04/07/14	6,100,000	6,100,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.11%		04/07/14	5,655,000	5,655,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	3,470,000	3,470,000

Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	10,000,000	10,000,000

RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	12,000,000	12,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/07/14	13,450,000	13,450,000

Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.07%		04/07/14	4,400,000	4,400,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	9,235,000	9,235,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.07%		04/07/14	13,000,000	13,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.07%		04/07/14	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	6,665,000	6,665,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a,c	0.07%		04/07/14	26,000,000	26,000,000

Transportation Revenue BAN Series 2013A (GTY/LIQ: Bank of America, NA)	a	0.12%		04/07/14	20,000,000	20,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.08%		04/07/14	2,675,000	2,675,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.16%		04/07/14	1,465,000	1,465,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	21,380,000	21,380,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		04/07/14	21,105,000	21,105,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)	c	0.06%		04/07/14	32,000,000	32,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.06%		04/07/14	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.07%		04/07/14	3,300,000	3,300,000

GO Bonds Fiscal 1994 Series E4 (LOC: BNP Paribas)		0.08%		04/01/14	2,900,000	2,900,000

GO Bonds Fiscal 1994 Series H4 (LOC: Bank of New York Mellon)		0.06%		04/01/14	1,800,000	1,800,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/14	3,990,000	3,990,000

GO Bonds Fiscal 2005 Series J (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,895,000	4,895,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.07%		04/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Credit Agricole Corporate and Investment Bank)		0.09%		04/07/14	5,450,000	5,450,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,660,000	6,660,000

GO Bonds Fiscal 2008 Series L3 (LIQ: Bank of America, NA)		0.08%		04/01/14	3,000,000	3,000,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.06%		04/07/14	23,225,000	23,225,000

GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,445,000	3,445,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2012 Series D3 (LOC: Bank of New York Mellon)		0.06%		04/01/14	8,305,000	8,305,000

GO Bonds Fiscal 2012 Series G6 (LOC: Mizuho Bank Ltd)		0.08%		04/01/14	10,585,000	10,585,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,750,000	3,750,000

GO Bonds Fiscal 2013 Series A2 (LOC: Mizuho Bank Ltd)		0.07%		04/01/14	4,530,000	4,530,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		04/07/14	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.06%		04/07/14	13,500,000	13,500,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	7,300,000	7,300,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.08%		04/01/14	4,500,000	4,500,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.06%		04/07/14	8,000,000	8,000,000

GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	19,000,000	19,000,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	8,000,000	8,000,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/14	10,000,000	10,000,000

M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.06%		04/07/14	10,000,000	10,000,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.06%		04/07/14	6,070,000	6,070,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.06%		04/07/14	12,670,000	12,670,000

M/F Rental Housing RB (Royal Charter-East) Series 2005A (LOC: Fannie Mae)		0.06%		04/07/14	7,325,000	7,325,000

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.06%		04/07/14	8,315,000	8,315,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,905,000	2,905,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: US Bank, NA)	a	0.06%		04/07/14	9,865,000	9,865,000

Water & Sewer System RB Fiscal 2006 Series AA1A (LIQ: State Street Bank & Trust Company, NA)		0.07%		04/01/14	4,880,000	4,880,000

Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: Cal St Teachers Retirement Sys)		0.07%		04/01/14	3,800,000	3,800,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.06%		04/07/14	11,500,000	11,500,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.08%		04/01/14	5,865,000	5,865,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	15,420,000	15,420,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.08%		04/07/14	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	9,000,000	9,000,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.07%		04/01/14	2,000,000	2,000,000

Water & Sewer System RB Fiscal 2012 Series A2 (LIQ: Mizuho Bank Ltd)		0.06%		04/01/14	7,850,000	7,850,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		04/07/14	11,455,000	11,455,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.07%		04/07/14	7,330,000	7,330,000

Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	6,175,000	6,175,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.07%		04/07/14	2,000,000	2,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		04/07/14	8,850,000	8,850,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	18,055,000	18,055,000

Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	16,435,000	16,435,000

Building Aid RB Fiscal 2009 Series S5 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	15,645,000	15,645,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,750,000	3,750,000

8

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	10,900,000	10,900,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.06%		04/07/14	20,165,000	20,165,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/01/14	6,100,000	6,100,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,240,000	3,240,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,745,000	3,745,000

New York Convention Center Development Corp
RB (Hotel Unit Fee Secured) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		04/07/14	20,900,000	20,900,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	17,185,000	17,185,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	6,015,000	6,015,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	1,000,000	1,000,000

New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	1,700,000	1,700,000

New York State Dormitory Auth
Insured RB (St. John’s Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	26,020,000	26,020,000

RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.07%		04/07/14	8,265,000	8,265,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.07%		04/07/14	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.09%		04/07/14	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.06%		04/07/14	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.06%		04/07/14	5,800,000	5,800,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.06%		04/07/14	3,325,000	3,325,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.07%		04/07/14	9,900,000	9,900,000

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	25,110,000	25,110,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/14	10,300,000	10,300,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,130,000	5,130,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.07%		04/07/14	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.09%		04/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	5,935,000	5,935,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,000,000	2,000,000

 9

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.06%		04/07/14	23,900,000	23,900,000

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,600,000	6,600,000

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,500,000	2,500,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.06%		04/07/14	1,215,000	1,215,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)	c	0.09%		04/07/14	66,175,000	66,175,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	32,000,000	32,000,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.05%		04/07/14	2,300,000	2,300,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.05%		04/07/14	19,500,000	19,500,000

New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	9,000,000	9,000,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	1,780,000	1,780,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.07%		04/07/14	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JP Morgan Chase & Co)	a	0.10%		04/07/14	10,655,000	10,655,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,700,000	7,700,000

State Personal Income Tax RB Series 2013E (LIQ: JP Morgan Chase & Co)	a	0.09%		04/01/14	4,720,000	4,720,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	13,000,000	13,000,000

Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.07%		04/07/14	2,580,000	2,580,000

Rockland Cnty IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.16%		04/07/14	8,065,000	8,065,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,415,000	2,415,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	6,250,000	6,250,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	3,825,000	3,825,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.07%		04/07/14	7,495,000	7,495,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.06%		04/07/14	3,115,000	3,115,000

10

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General RB Series 2008C (LIQ: Bank of America, NA)	a	0.11%		04/07/14	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	6,500,000	6,500,000

General Refunding RB Series 2005B-2B (LOC: Cal St Teachers Retirement Sys)		0.07%		04/01/14	630,000	630,000

Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	2,500,000	2,500,000

Restructuring Bonds Series 2013TE (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	21,665,000	21,665,000

Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	6,650,000	6,650,000

Total Variable-Rate Securities
(Cost $1,287,530,000)						1,287,530,000

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $1,922,458,764.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $792,755,000 or 41.3% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as

 11

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47706MAR14

12

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

37.8%	Fixed-Rate Securities	243,900,923	243,900,923
62.0%	Variable-Rate Securities	399,814,375	399,814,375

99.8%	Total Investments	643,715,298	643,715,298
0.2%	Other Assets and Liabilities, Net		1,257,893

100.0%	Net Assets		644,973,191

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 37.8% of net assets

New Jersey 33.3%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	1,000,000	1,011,437

Burlington Cnty Bridge Commission
Cnty Guaranteed Pooled Loan RB Series 2014A		1.25%		12/01/14	1,315,000	1,323,074

Lease Revenue Notes Series 2013		1.25%		11/19/14	6,000,000	6,038,404

Clifton
BAN		1.25%		10/16/14	6,100,000	6,130,660

East Brunswick
BAN		2.00%		07/31/14	2,000,000	2,011,437

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,001,015

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	6,280,000	6,285,925

Hudson Cnty
BAN		2.00%		12/05/14	5,330,000	5,390,645

Cnty College Refunding Bonds Series 2013		3.00%		07/15/14	1,170,000	1,178,923

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013Q1		2.00%		07/25/14	2,500,000	2,511,153

Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	4,000,000	4,016,552

Jefferson Township
BAN		1.25%		06/26/14	4,000,000	4,009,585

Lawrence Township
BAN		1.25%		07/25/14	3,000,000	3,008,375

Livingston Township
BAN Series 2014		1.00%		01/13/15	6,375,000	6,412,449

Middlesex Cnty Improvement Auth
Cnty Guaranteed Capital Equipment RB Series 2013		2.00%		10/15/14	810,000	817,517

Lease Refunding RB Series 2010		2.00%		07/01/14	430,000	431,804

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey
COP 2008A		5.00%		06/15/14	1,955,000	1,974,080

COP Series 2004A		5.00%		06/15/14	5,700,000	5,754,782

GO Refunding Bonds Series H		5.25%		07/01/14	1,175,000	1,189,513

GO Refunding Bonds Series M		5.50%		07/15/14	275,000	279,123

GO Refunding Bonds Series N		5.50%		07/15/14	500,000	507,578

GO Refunding Bonds Series O		5.00%		08/01/14	700,000	711,017

GO Refunding Bonds Series Q		5.00%		08/15/14	350,000	356,102

New Jersey Building Auth
State Building Refunding RB Series 2007B (ESCROW)		5.00%		06/15/14	100,000	100,911

State Building Refunding RB Series 2009B		5.00%		12/15/14	530,000	547,589

State Building Refunding RB Series 2011A (ESCROW)		5.00%		06/15/14	2,400,000	2,423,159

New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.75%		06/15/14	5,500,000	5,562,319

School Facilities Construction Bonds Series 2005P		5.00%		09/01/14	125,000	127,403

School Facilities Construction Bonds Series 2008W		5.00%		03/01/15	550,000	573,897

School Facilities Construction Refunding Bonds Series 2005K		5.25%		12/15/14	1,480,000	1,532,706

School Facilities Construction Refunding Bonds Series 2005N1		5.25%		09/01/14	3,345,000	3,414,864

School Facilities Construction Refunding Bonds Series 2011GG		4.00%		09/01/14	300,000	304,642

Transportation Sublease Refunding RB Series 2008A		5.00%		05/01/14	1,800,000	1,807,032

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	12,440,000	12,440,000

New Jersey Transportation Trust Fund Auth
Transportation Program Bonds Series 2012AA		4.00%		06/15/14	200,000	201,537

Transportation System Bonds Series 2003A		5.50%		12/15/14	550,000	570,370

Transportation System Bonds Series 2004B		5.25%		12/15/14	850,000	880,038

Transportation System Bonds Series 2005A		5.25%		12/15/14	1,725,000	1,786,283

Transportation System Bonds Series 2005B		4.00%		12/15/14	665,000	682,494

Transportation System Bonds Series 2005B		5.25%		12/15/14	200,000	206,910

Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	11,700,000	11,700,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	14,775,000	14,775,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	345,000	345,000

Transportation System Bonds Series 2011A		3.00%		06/15/14	890,000	894,934

Transportation System Bonds Series 2011B		4.00%		06/15/14	3,425,000	3,451,653

Transportation System Bonds Series 2011B		5.00%		06/15/14	2,700,000	2,726,547

Transportation System Bonds Series 2013A		3.00%		12/15/14	1,025,000	1,044,964

Port Auth of New York & New Jersey
Consolidated Bonds 154th Series		5.00%		09/01/14	230,000	234,500

CP Series B		0.08%		05/05/14	10,025,000	10,025,000

CP Series B		0.10%		06/10/14	6,255,000	6,255,000

CP Series B		0.10%		07/10/14	10,020,000	10,020,000

CP Series B		0.08%		08/06/14	13,685,000	13,685,000

CP Series B		0.09%		09/04/14	13,005,000	13,005,000

CP Series B		0.10%		10/01/14	14,000,000	14,000,000

Rutgers State Univ
GO Bonds Series 2010I		4.00%		05/01/14	100,000	100,296

2

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Teaneck
BAN		0.75%		04/25/14	11,778,024	11,781,648

						214,557,846

Alaska 0.0%
Alaska Housing Finance Corp
Mortgage RB Series 2011B1		1.20%		06/01/14	230,000	230,334

Colorado 0.4%
Plaza Metropolitan District No. 1
Public Improvement Fee/Tax Increment RB Series 2003 (ESCROW)		8.00%		06/01/14	2,500,000	2,556,168

District of Columbia 0.0%
District of Columbia
Income Tax Secured RB Series 2009D		5.00%		12/01/14	100,000	103,136

Florida 0.2%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/14	400,000	403,127

Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/14	700,000	705,439

JEA
Electric System RB Series Three 2010A		3.00%		10/01/14	500,000	506,835

						1,615,401

Hawaii 0.0%
Honolulu
GO Bonds Series 2005F		4.25%		07/01/14	125,000	126,229

Illinois 0.7%
Illinois
Sales Tax RB Series March 2004 (ESCROW)		5.00%		06/15/14	2,000,000	2,019,487

Sales Tax RB Series May 2002		5.50%		06/15/14	260,000	262,753

Illinois Regional Transportation Auth
GO Refunding Bonds Series 1999		5.75%		06/01/14	1,790,000	1,806,203

GO Refunding Bonds Series 2001B		5.50%		06/01/14	185,000	186,559

						4,275,002

Indiana 0.1%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	125,000	125,508

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	200,000	200,004

						325,512

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,010,565

Louisiana 0.2%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	990,000	1,002,170

 3

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Maryland 0.2%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	1,000,000	1,011,435

Michigan 0.2%
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	1,345,000	1,352,842

North Carolina 0.2%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,633,507

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase RB (Charleston Cnty SD) Series 2004 (ESCROW)		5.00%		12/01/14	1,500,000	1,548,219

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	1,500,000	1,559,865

Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	250,000	258,899

Revenue Obligations Refunding Series 2010B		4.00%		01/01/15	100,000	102,775

Revenue Obligations Series 2009E		3.25%		01/01/15	100,000	102,206

						3,571,964

Texas 1.0%
Channelview ISD
Unlimited Tax GO Refunding RB Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/14	295,000	297,922

Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds Series 1993A (GTY: TX Permanent School Fund)		0.25%		02/15/15	250,000	249,455

Dallas
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/14	200,000	204,708

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008		5.00%		12/01/14	175,000	180,555

Dallas ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/14	500,000	507,009

Denton ISD
Unlimited Tax GO Refunding Bonds Series 2002 (GTY: TX Permanent School Fund)		0.31%		08/15/14	170,000	169,804

El Paso ISD
Unlimited Tax GO Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.25%		08/15/14	200,000	203,671

Elgin ISD
Unlimited Tax GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/01/14	110,000	111,436

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	250,000	254,399

Houston
Combined Utility System First Lien Refunding RB Series 2005A		5.25%		11/15/14	550,000	567,173

Houston ISD
Limited Tax GO Refunding Bonds Series 1992 (GTY: TX Permanent School Fund)		6.30%		08/15/14	150,000	153,345

4

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Irving ISD
Unlimited Tax Refunding Bond Series 1997A (GTY: TX Permanent School Fund)		0.28%		02/15/15	250,000	249,369

Little Cypress-Mauriceville Consolidated ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		2.25%		08/01/14	155,000	156,010

Longview ISD
Unlimited Tax School Building Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	400,000	399,338

Manor ISD
Unlimited Tax GO Bonds Series 2011 (GTY: TX Permanent School Fund)		1.75%		08/01/14	100,000	100,496

Mesquite ISD
Unlimited Tax GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/15/14	100,000	100,827

Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/14	100,000	101,751

New Waverly ISD
Unlimited Tax Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	180,000	182,656

Plano ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.75%		02/15/15	150,000	157,178

San Antonio
Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	500,000	521,335

Water System Refunding RB Series 2005		5.00%		05/15/14	100,000	100,550

Water System Refunding RB Series 2012A		3.00%		05/15/14	850,000	852,790

San Antonio ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/14	715,000	727,739

Texas
TRAN 2013		2.00%		08/28/14	100,000	100,712

						6,650,228

Washington 0.6%
Blaine SD No. 503
Unlimited Tax GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	300,000	305,602

Coupeville SD No. 204
Unlimited Tax GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/14	115,000	117,837

Monroe SD No. 103
Unlimited Tax GO Refunding Bonds Series 2011 (GTY: Washington)		3.00%		12/01/14	100,000	101,810

Washington
GO Bonds Series 2003C		0.28%		06/01/14	200,000	199,906

GO Bonds Series 2003F		0.25%		12/01/14	1,215,000	1,212,976

GO Bonds Series 2004C		0.54%		06/01/14	200,000	199,817

GO Bonds Series 2006B		5.00%		07/01/14	400,000	404,690

GO Bonds Series 2009A		5.00%		07/01/14	265,000	268,127

GO Bonds Series 2009B		5.00%		07/01/14	175,000	177,054

GO Bonds Series 2012B1		4.00%		08/01/14	580,000	587,224

GO Bonds Series 2012B2		4.00%		08/01/14	100,000	101,230

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 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series R2013B		5.00%		07/01/14	200,000	202,311

						3,878,584

Total Fixed-Rate Securities
(Cost $243,900,923)						243,900,923

Variable-Rate Securities 62.0% of net assets

New Jersey 56.7%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.05%		04/07/14	2,515,000	2,515,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.05%		04/07/14	3,870,000	3,870,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.05%		04/07/14	3,845,000	3,845,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.05%		04/07/14	3,800,000	3,800,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	7,265,000	7,265,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	7,230,000	7,230,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	8,275,000	8,275,000

Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.01%		04/01/14	12,400,000	12,400,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		04/07/14	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.05%		04/07/14	7,800,000	7,800,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.05%		04/07/14	6,100,000	6,100,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.06%		04/07/14	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/14	3,895,000	3,895,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.05%		04/07/14	11,045,000	11,045,000

School Facilities Construction Notes Series 2012G		0.64%	04/03/14	02/01/15	2,860,000	2,864,375

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/14	15,360,000	15,360,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	6,550,000	6,550,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/14	3,240,000	3,240,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	2,400,000	2,400,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	3,395,000	3,395,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/14	16,240,000	16,240,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/14	16,800,000	16,800,000

6

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	1,650,000	1,650,000

RB (Robert Wood Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	16,340,000	16,340,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	14,420,000	14,420,000

RB (Virtua Health) Series 2009E (LOC: TD Bank NA)		0.05%		04/07/14	2,000,000	2,000,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.05%		04/07/14	8,320,000	8,320,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.09%		04/07/14	8,610,000	8,610,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.06%		04/07/14	5,200,000	5,200,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.05%		04/07/14	19,000,000	19,000,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.07%		04/07/14	3,700,000	3,700,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	15,850,000	15,850,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.06%		04/07/14	4,000,000	4,000,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/14	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.05%		04/07/14	8,000,000	8,000,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	10,250,000	10,250,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		04/07/14	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,900,000	5,900,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.07%		04/07/14	2,150,000	2,150,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.07%		04/01/14	2,200,000	2,200,000

GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.07%		04/07/14	7,700,000	7,700,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.07%		04/01/14	2,670,000	2,670,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.07%		04/07/14	6,740,000	6,740,000

Union Cnty Improvement Auth
Lease Refunding RB Series 2013A (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	11,920,000	11,920,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.01%		04/01/14	750,000	750,000

Refunding RB (Exxon) Series 1994		0.01%		04/01/14	3,200,000	3,200,000

						365,874,375

Arizona 0.1%
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.07%		04/07/14	840,000	840,000

Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.14%		04/07/14	2,295,000	2,295,000

 7

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.12%		04/07/14	1,505,000	1,505,000

Florida 1.6%
Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.09%		04/07/14	5,000,000	5,000,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.06%		04/07/14	5,100,000	5,100,000

						10,100,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.07%		04/07/14	6,000,000	6,000,000

Illinois 0.5%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.07%		04/07/14	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	940,000	940,000

						2,940,000

Massachusetts 0.2%
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		04/07/14	1,160,000	1,160,000

Mississippi 0.4%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011B		0.07%		04/01/14	2,200,000	2,200,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.05%		04/07/14	1,300,000	1,300,000

North Carolina 0.3%
Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.07%		04/07/14	1,900,000	1,900,000

Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.05%		04/07/14	1,500,000	1,500,000

Wisconsin 0.3%
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		04/07/14	2,200,000	2,200,000

Total Variable-Rate Securities
(Cost $399,814,375)						399,814,375

End of Investments.

8

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

At 03/31/14, the tax basis cost of the fund’s investments was $643,715,298.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $162,405,000 or 25.2% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 9

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47710MAR14

10

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

25.7%	Fixed-Rate Securities	129,407,836	129,407,836
73.0%	Variable-Rate Securities	367,732,503	367,732,503

98.7%	Total Investments	497,140,339	497,140,339
1.3%	Other Assets and Liabilities, Net		6,607,925

100.0%	Net Assets		503,748,264

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 25.7% of net assets

Pennsylvania 21.7%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	3,725,000	3,799,376

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/14	1,125,000	1,135,945

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.45%		12/01/14	5,500,000	5,500,000

Chester Cnty IDA
RB (Collegium Charter School) Series 2004A (ESCROW)		5.00%		04/15/14	1,050,000	1,062,418

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	7,080,000	7,080,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	4,795,000	4,795,000

Pennsylvania
GO Bonds First Series 2007A		5.00%		11/01/14	125,000	128,437

GO Bonds First Series 2012		4.00%		06/01/14	355,000	357,230

GO Bonds Second Series 2010		5.00%		05/01/14	705,000	707,802

GO Bonds Third Series 2004		5.00%		09/01/14	325,000	331,394

GO Bonds Third Series 2010A		5.00%		07/15/14	2,500,000	2,535,272

Pennsylvania HFA
S/F Mortgage RB Series 2006-95B		3.90%		04/01/14	590,000	590,000

S/F Mortgage RB Series 2009-106A		2.25%		04/01/14	500,000	500,000

S/F Mortgage RB Series 2013-115A		0.20%		04/01/14	4,745,000	4,745,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	2,190,000	2,190,000

RB (Philadelphia Univ) Series 2004A (ESCROW)		5.25%		06/01/14	6,305,000	6,357,537

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.10%		06/04/14	7,000,000	7,000,000

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Series 2010A (LOC: Bank of America, NA)		0.10%		07/03/14	3,300,000	3,300,000

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/15	400,000	417,529

Refunding Bonds Series 2002		5.25%		08/15/14	175,000	178,212

Refunding Bonds Series 2009B		0.22%		06/01/14	9,235,000	9,235,000

Philadelphia
TRAN 2013-2014 Series A		1.00%		06/30/14	5,000,000	5,010,343

Philadelphia SD
GO Bonds Series 2004D (ESCROW)		5.13%		06/01/14	1,800,000	1,814,717

Pittsburgh Water & Sewer Auth
Water & Sewer System First Lien Refunding RB Series 2013A		0.75%		09/01/14	5,060,000	5,071,718

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2010A		4.00%		11/15/14	100,000	102,324

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.09%		04/01/14	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.09%		05/05/14	4,866,000	4,866,000

PITT Asset Notes Series 2013		2.00%		07/11/14	4,200,000	4,221,123

Univ Refunding Bonds Series 2009A		3.50%		09/15/14	200,000	202,923

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	6,300,000	6,300,000

						109,535,300

Arizona 0.1%
Arizona Board of Regents
COP (Northern Arizona Univ) Series 2004 (ESCROW)		5.13%		09/01/14	650,000	663,515

Colorado 0.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009A		3.75%		07/01/14	100,000	100,858

District of Columbia 0.1%
District of Columbia
Income Tax Secured RB Series 2009D		4.00%		12/01/14	300,000	307,450

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	225,000	226,754

Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/14	150,000	153,570

Utility System Refunding RB Series 2006		4.00%		10/01/14	100,000	101,876

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	980,000	1,012,033

						1,494,233

Georgia 0.2%
Lowndes Cnty
GO Sales Tax Bonds Series 2008		3.75%		04/01/14	1,140,000	1,140,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	100,000	101,183

GO Bonds Series 2005C		5.00%		07/01/14	100,000	101,157

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2005E		5.25%		07/01/14	210,000	212,600

						414,940

Indiana 0.8%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	700,000	702,620

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	3,450,000	3,450,005

						4,152,625

Massachusetts 0.3%
Uxbridge
GO BAN		1.50%		08/01/14	1,317,000	1,322,621

Michigan 0.5%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	2,105,000	2,117,231

Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	305,000	306,769

						2,424,000

Minnesota 0.2%
Hermantown ISD No. 700
GO Bonds Series 2014A		3.00%		02/01/15	1,000,000	1,022,982

North Carolina 0.4%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,633,506

Mecklenburg Cnty
GO Bonds Series 2005A		4.00%		02/01/15	100,000	103,095

						1,736,601

Ohio 0.1%
Ohio
GO Bonds Series 2005A		5.00%		09/01/14	100,000	101,960

Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	425,000	439,995

						541,955

South Carolina 0.0%
South Carolina Public Service Auth
Revenue Obligations Series 2008A		5.00%		01/01/15	150,000	155,182

Texas 0.3%
Brownsboro ISD
Unlimited Tax Refunding Bond Series 2011 (GTY: TX Permanent School Fund)		0.28%		08/15/14	110,000	109,885

Crowley ISD
Unlimited Tax GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		08/01/14	125,000	126,958

Frisco ISD
Unlimited Tax GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/14	100,000	102,134

La Porte ISD
Unlimited Tax GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	101,487

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Laredo ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		08/01/14	250,000	253,312

Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/14	100,000	101,580

San Antonio
Tax & Revenue COP Series 2011		4.00%		08/01/14	230,000	232,841

Tomball ISD
Unlimited Tax Refunding Bonds Series 2010B (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	101,522

White Settlement ISD
Unlimited Tax Refunding GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.50%		08/15/14	290,000	294,591

Wichita Falls ISD
Unlimited Tax GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		02/01/15	100,000	103,108

Wylie ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.36%		08/15/14	100,000	99,866

Ysleta ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		08/15/14	100,000	100,629

						1,727,913

Virginia 0.1%
Metropolitan Washington Airports Auth
Airport System RB Series 2009B		3.00%		10/01/14	150,000	151,990

Airport System RB Series 2009C		4.00%		10/01/14	200,000	203,721

						355,711

Washington 0.5%
Blaine SD No. 503
Unlimited Tax GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	100,000	101,867

Highline SD
Unlimited Tax GO Refunding Bonds 2009 (GTY: Washington)		2.00%		12/01/14	100,000	101,171

Washington
GO Bonds Series 1998C		5.50%		07/01/14	100,000	101,297

GO Bonds Series 2005D (ESCROW)		5.00%		01/01/15	1,000,000	1,035,633

GO Refunding Bonds Series R2007A		5.00%		01/01/15	150,000	155,303

GO Refunding Bonds Series R2005A		5.00%		01/01/15	150,000	155,274

GO Refunding Bonds Series R2007C		5.00%		07/01/14	100,000	101,178

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		4.00%		10/01/14	550,000	560,227

						2,311,950

Total Fixed-Rate Securities
(Cost $129,407,836)						129,407,836

Variable-Rate Securities 73.0% of net assets

Pennsylvania 63.7%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.07%		04/07/14	3,655,000	3,655,000

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	12,000,000	12,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	04/03/14	06/26/14	12,000,000	12,000,000

Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.08%		04/07/14	8,065,000	8,065,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.07%		04/01/14	5,850,000	5,850,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.09%		04/07/14	3,750,000	3,750,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.11%		04/07/14	24,480,000	24,480,000

Chester Cnty IDA
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.06%		04/07/14	1,500,000	1,500,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/14	2,000,000	2,000,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		04/07/14	315,000	315,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.07%		04/07/14	100,000	100,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.08%		04/07/14	3,500,000	3,500,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011C (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/01/14	3,240,000	3,240,000

Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.05%		04/01/14	1,685,000	1,685,000

Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.07%		04/07/14	3,400,000	3,400,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.08%		04/01/14	2,020,000	2,020,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	4,195,000	4,195,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	11,625,000	11,625,000

Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.07%		04/07/14	4,000,000	4,000,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.12%		04/07/14	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.22%		04/07/14	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	3,000,000	3,000,000

 5

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		04/07/14	5,500,000	5,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	11,000,000	11,000,000

Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.06%		04/07/14	2,685,000	2,685,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.08%		04/07/14	11,470,000	11,470,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.08%		04/07/14	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		04/07/14	5,615,000	5,615,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/14	6,995,000	6,995,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.08%		04/07/14	4,370,000	4,370,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.08%		04/07/14	935,000	935,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/14	23,900,000	23,900,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		04/07/14	295,503	295,503

S/F Mortgage RB Series 2006-93B (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/01/14	2,300,000	2,300,000

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.08%		04/07/14	2,490,000	2,490,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		04/07/14	985,000	985,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/14	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.09%		04/07/14	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/14	1,350,000	1,350,000

RB (Thomas Jefferson Univ) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/14	1,210,000	1,210,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		04/07/14	6,905,000	6,905,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	6,930,000	6,930,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.06%		04/07/14	7,805,000	7,805,000

Philadelphia IDA
Lease Refunding RB Series 2007B1 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/14	2,895,000	2,895,000

RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/07/14	2,400,000	2,400,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	6,505,000	6,505,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.05%		04/07/14	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.06%		04/07/14	18,600,000	18,600,000

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	500,000	500,000

6

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.08%		04/07/14	9,000,000	9,000,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.04%		04/07/14	5,965,000	5,965,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.07%		04/07/14	2,000,000	2,000,000

						321,080,503

Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.11%		04/07/14	1,070,000	1,070,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.12%		04/07/14	1,730,000	1,730,000

						2,800,000

Arkansas 0.4%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.11%		04/07/14	2,160,000	2,160,000

California 0.1%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.10%		04/07/14	367,000	367,000

Florida 0.3%
Florida Housing Finance Corp
M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.09%		04/07/14	1,300,000	1,300,000

Georgia 2.3%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.08%		04/07/14	6,000,000	6,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.22%		04/07/14	4,825,000	4,825,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.08%		04/07/14	1,000,000	1,000,000

						11,825,000

Idaho 0.6%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.13%		10/27/14	2,800,000	2,800,000

Indiana 0.6%
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.11%		04/07/14	3,200,000	3,200,000

Texas 0.3%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.11%		04/07/14	1,500,000	1,500,000

 7

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Other Investments 4.1%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		04/07/14	4,200,000	4,200,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		04/07/14	8,000,000	8,000,000

Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		04/07/14	8,500,000	8,500,000

						20,700,000

Total Variable-Rate Securities
(Cost $367,732,503)						367,732,503

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $497,140,339.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $129,195,503 or 25.6% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $2,800,000 or 0.6% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors,

8

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47709MAR14

 9

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

29.3%	Fixed-Rate Securities	132,223,948	132,223,948
70.3%	Variable-Rate Securities	316,660,559	316,660,559

99.6%	Total Investments	448,884,507	448,884,507
0.4%	Other Assets and Liabilities, Net		1,692,153

100.0%	Net Assets		450,576,660

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.3% of net assets

Massachusetts 25.8%
Beverly
GO BAN		0.50%		04/23/14	4,000,000	4,000,867

Boston Water & Sewer Commission
CP BAN Series A (LOC: Bank of America, NA)		0.12%		08/25/14	5,000,000	5,000,000

Brockton
GO BAN		1.50%		06/13/14	4,000,000	4,009,731

Fall River
GO BAN		1.00%		02/13/15	5,140,000	5,170,310

Gardner
GO BAN		1.25%		05/02/14	4,000,000	4,003,318

Haverhill
BAN		1.25%		12/01/14	2,000,000	2,013,058

BAN		1.00%		03/01/15	2,667,500	2,685,270

Holyoke
GO BAN		1.25%		09/19/14	2,579,649	2,591,098

Lynnfield
GO BAN		1.25%		06/20/14	1,147,037	1,149,417

Malden
GO BAN		1.25%		09/26/14	4,000,000	4,019,834

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/14	100,000	103,041

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/14	100,000	103,043

GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/14	400,000	406,336

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/14	595,000	604,362

GO Bonds Consolidated Loan Series 2006C		5.00%		05/01/14	700,000	702,717

GO Bonds Consolidated Loan Series 2007A		5.00%		05/01/14	300,000	301,177

GO Bonds Consolidated Loan Series 2008A		3.00%		08/01/14	200,000	201,812

GO Bonds Consolidated Loan Series 2008A		4.00%		08/01/14	350,000	354,392

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/14	150,000	151,657

GO Bonds Consolidated Loan Series 2010B		2.00%		06/01/14	200,000	200,586

GO Bonds Consolidated Loan Series 2010B		4.00%		06/01/14	225,000	226,396

GO Bonds Consolidated Loan Series 2010C		5.00%		01/01/15	100,000	103,554

GO Refunding Bonds Series 2004A		5.00%		08/01/14	325,000	330,087

GO Refunding Bonds Series 2008A		5.00%		09/01/14	320,000	326,305

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.08%		05/13/14	7,500,000	7,500,000

Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		05/15/14	2,300,000	2,300,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		05/02/14	6,000,000	6,000,000

Sr Sales Tax Bonds Series 2003C		5.25%		07/01/14	100,000	101,249

Sr Sales Tax Bonds Series 2004C		4.50%		07/01/14	100,000	101,070

Sr Sales Tax Bonds Series 2004C		5.25%		07/01/14	100,000	101,236

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	780,000	807,720

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1		3.00%		07/01/14	300,000	301,936

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/14	3,315,000	3,353,843

RB (UMass) Series 2005D		5.00%		10/01/14	320,000	327,594

Revenue Notes (Harvard Univ) Series EE		0.05%		04/02/14	8,500,000	8,500,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/14	1,190,000	1,210,877

Massachusetts State College Building Auth
RB Series 2004A (ESCROW)		5.00%		05/01/14	2,290,000	2,298,969

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2004A		5.25%		02/01/15	200,000	208,393

State Revolving Fund Bonds Series 15A		5.00%		08/01/14	600,000	609,389

Massachusetts Water Resources Auth
General Refunding RB Series 2010B		5.00%		08/01/14	765,000	777,130

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	2,500,000	2,500,000

New Bedford
GO BAN		1.00%		02/06/15	7,000,000	7,043,420

Revere
GO BAN		0.75%		07/18/14	4,000,000	4,005,305

Tyngsborough
GO BAN		1.00%		08/15/14	2,500,000	2,507,865

Univ of Massachusetts Building Auth
CP Series 2013B1 (LIQ: US Bank, NA)		0.10%		04/03/14	6,500,000	6,500,000

RB Sr Series 2013-1		2.00%		11/01/14	100,000	100,958

Refunding RB Sr Series 2004-1		5.25%		11/01/14	200,000	205,829

Uxbridge
GO BAN		1.50%		08/01/14	4,000,000	4,017,072

Watertown
GO BAN		1.25%		06/26/14	3,725,000	3,733,136

West Tisbury
Unlimited Tax GO BAN		1.50%		06/05/14	2,495,000	2,500,536

Westfield
GO BAN		1.50%		04/11/14	4,650,000	4,651,639

Worcester
GO BAN Series A		2.00%		12/17/14	5,000,000	5,063,284

						116,086,818

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Colorado 0.1%
Colorado Springs
Utilities System Sub Lien RB Series 2004B		5.50%		11/15/14	300,000	309,793

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/14	295,000	297,338

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	1,000,000	1,032,687

						1,330,025

Idaho 0.1%
Idaho Health Facilities Auth
Refunding RB (Trinity Health) Series 2008B		4.75%		12/01/14	700,000	720,949

Indiana 0.6%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	2,600,000	2,610,966

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,010,565

Michigan 0.8%
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Borgess Medical Center) Series 1994A (ESCROW)		6.25%		06/01/14	2,870,000	2,898,742

Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	625,000	628,627

						3,527,369

North Carolina 0.3%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,540,000	1,552,839

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase RB (Charleston Cnty SD) Series 2004 (ESCROW)		5.00%		12/01/14	1,500,000	1,548,218

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	675,000	701,893

						2,250,111

Texas 0.5%
Houston
Combined Utility System First Lien Refunding RB Series 2011E		5.00%		11/15/14	185,000	190,434

Katy ISD
Unlimited Tax School Building Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	100,000	104,965

Longview ISD
Unlimited Tax School Building Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	1,400,000	1,397,685

North East ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		08/01/14	175,000	177,923

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Antonio
Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	225,000	233,808

Refunding Bonds Series 2012		4.00%		02/01/15	150,000	154,624

						2,259,439

Washington 0.1%
Blaine SD No. 503
Unlimited Tax GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	450,000	458,403

Washington
GO Bonds Series 2010C		5.00%		08/01/14	105,000	106,671

						565,074

Total Fixed-Rate Securities
(Cost $132,223,948)						132,223,948

Variable-Rate Securities 70.3% of net assets

Massachusetts 64.1%
Massachusetts
GO Bonds Consolidated Loan Series 2006A (LIQ: Wells Fargo Bank, NA)		0.07%		04/01/14	9,735,000	9,735,000

GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.08%		04/07/14	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.07%		04/07/14	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.09%		04/07/14	9,500,000	9,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,900,000	3,900,000

GO Bonds Consolidated Loan Series 2012A		0.44%	04/03/14	09/01/14	5,000,000	5,001,206

GO Bonds Consolidated Loan Series 2012D		0.23%	04/03/14	01/01/15	6,600,000	6,602,260

GO Bonds Series 2000A (LIQ: Bank of America, NA)		0.07%		04/01/14	3,600,000	3,600,000

GO Bonds Series 2000B (LIQ: US Bank, NA)		0.07%		04/01/14	3,500,000	3,500,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	14,600,000	14,600,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.06%		04/07/14	2,000,000	2,000,000

GO Refunding Bonds Series 2011A		0.72%	04/03/14	02/01/15	1,000,000	1,002,093

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		04/07/14	7,160,000	7,160,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		10/27/14	5,815,000	5,815,000

Massachusetts Dept of Transportation
Sub RB Series 2010A2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		04/07/14	8,900,000	8,900,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.07%		04/07/14	2,550,000	2,550,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.19%		04/07/14	3,010,000	3,010,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.06%		04/07/14	4,900,000	4,900,000

RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	9,200,000	9,200,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	4,565,000	4,565,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.08%		04/07/14	7,465,000	7,465,000

4

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.08%		04/07/14	7,200,000	7,200,000

RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.05%		04/07/14	5,000,000	5,000,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.07%		04/07/14	3,940,000	3,940,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005J2		0.07%		04/01/14	2,900,000	2,900,000

RB (Amherst College) Series F		0.06%		04/07/14	10,000,000	10,000,000

RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	4,100,000	4,100,000

RB (Baystate Medical Center) Series 2009K1 (LOC: Wells Fargo Bank, NA)		0.06%		04/01/14	7,200,000	7,200,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.10%		04/07/14	6,665,000	6,665,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.10%		04/07/14	2,040,000	2,040,000

RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.06%		04/01/14	1,000,000	1,000,000

RB (Harvard Univ) Series R		0.06%		04/01/14	2,090,000	2,090,000

RB (Harvard Univ) Series Y		0.04%		04/07/14	3,050,000	3,050,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.06%		04/07/14	2,000,000	2,000,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.08%		04/01/14	3,800,000	3,800,000

RB (Partners HealthCare) Series 2009 I2 (LIQ: US Bank, NA)		0.07%		04/07/14	12,700,000	12,700,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,100,000	2,100,000

RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.07%		04/01/14	8,950,000	8,950,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		04/07/14	7,235,000	7,235,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		04/07/14	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a	0.07%		04/07/14	4,125,000	4,125,000

Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,750,000	3,750,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.07%		04/07/14	8,905,000	8,905,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.07%		04/07/14	13,395,000	13,395,000

RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,500,000	5,500,000

Refunding RB Sr Series 2011-2	b	0.15%		10/27/14	8,930,000	8,930,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,500,000	1,500,000

						288,990,559

District of Columbia 0.5%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.12%		04/07/14	930,000	930,000

 5

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	1,515,000	1,515,000

						2,445,000

Georgia 1.9%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.08%		04/01/14	4,740,000	4,740,000

Macon Water Auth
Water & Sewer RB Series 2012		0.07%		04/07/14	4,000,000	4,000,000

						8,740,000

Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.17%		04/07/14	1,495,000	1,495,000

Missouri 0.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	3,000,000	3,000,000

New Mexico 0.7%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	2,990,000	2,990,000

Oregon 0.5%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	04/03/14	10/01/14	2,000,000	2,000,000

Pennsylvania 1.6%
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.08%		04/07/14	7,000,000	7,000,000

Total Variable-Rate Securities
(Cost $316,660,559)						316,660,559

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $448,884,507.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $109,030,000 or 24.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,745,000 or 3.3% of net assets.

6

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 7

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47708MAR14

8

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

58.4%		Fixed-Rate Obligations	13,585,908,367	13,585,908,367
18.7%		Variable-Rate Obligations	4,354,578,696	4,354,578,696
23.3%		Repurchase Agreements	5,402,480,441	5,402,480,441

100.4%		Total Investments	23,342,967,504	23,342,967,504
(0	.4)%	Other Assets and Liabilities, Net		(88,996,117)

100.0%		Net Assets		23,253,971,387

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.4% of net assets

Asset Backed Commercial Paper 6.9%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		05/23/14	47,000,000	46,978,276

CAFCO, LLC	a,b,c	0.24%		08/12/14	140,000,000	139,875,867
	a,b,c	0.23%		09/05/14	118,000,000	117,881,639
	a,b,c	0.23%		09/22/14	44,000,000	43,951,087

Cancara Asset Securitisation, LLC	a,b,c	0.19%		07/03/14	30,000,000	29,985,275
	a,b,c	0.26%		07/31/14	2,000,000	1,998,252
	a,b,c	0.25%		08/22/14	19,000,000	18,981,132
	a,b,c	0.25%		10/06/14	11,000,000	10,985,639
	a,b,c	0.25%		10/10/14	8,000,000	7,989,333

Cedar Springs Capital Co	a,b,c	0.25%		06/05/14	17,000,000	16,992,326

Charta, LLC	a,b,c	0.25%		06/18/14	30,000,000	29,983,750
	a,b,c	0.25%		08/04/14	23,000,000	22,980,035
	a,b,c	0.24%		08/18/14	46,000,000	45,957,373

Ciesco, LLC	a,b,c	0.36%		05/01/14	40,000,000	39,988,000
	a,b,c	0.25%		08/04/14	38,000,000	37,967,014
	a,b,c	0.25%		08/05/14	69,000,000	68,939,625
	a,b,c	0.23%		08/18/14	12,000,000	11,989,343

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/24/14	138,000,000	137,903,400
	a,b	0.30%		08/05/14	75,000,000	74,921,250
	a,b	0.30%		08/18/14	3,000,000	2,996,525
	a,b	0.25%		09/15/14	12,000,000	11,986,083

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	70,000,000	69,933,500

CRC Funding, LLC	a,b,c	0.36%		05/01/14	25,000,000	24,992,500
	a,b,c	0.25%		06/26/14	14,000,000	13,991,639
	a,b,c	0.25%		08/06/14	98,000,000	97,913,569

 1

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.24%		08/12/14	75,000,000	74,933,500

Crown Point Capital Co, LLC	a,b,c	0.17%		04/07/14	1,000,000	999,972
	a,b,c	0.24%		04/09/14	67,000,000	66,996,426
	a,b,c	0.22%		05/21/14	41,000,000	40,987,472
	a,b,c	0.22%		06/02/14	69,000,000	68,973,857

Gemini Securitization Corp, LLC	a,b,c	0.35%		09/30/14	20,000,000	19,964,611

Govco, LLC	a,b,c	0.23%		06/24/14	5,000,000	4,997,317

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.18%		04/02/14	16,000,000	15,999,920
	a,b,c	0.18%		04/17/14	3,000,000	2,999,760

Ridgefield Funding Co, LLC	a,b,c	0.31%		08/07/14	61,000,000	60,932,765

Sheffield Receivables Corp	a,b,c	0.19%		06/10/14	63,000,000	62,976,725
	a,b,c	0.20%		06/17/14	49,000,000	48,979,039

						1,597,803,796

Financial Company Commercial Paper 4.9%
BPCE SA	c	0.26%		05/06/14	118,000,000	117,970,172

General Electric Capital Corp		0.21%		07/15/14	29,000,000	28,982,237
		0.20%		08/08/14	114,000,000	113,918,300

JP Morgan Chase & Co		0.35%		05/19/14	28,000,000	27,986,934

JP Morgan Securities, LLC		0.30%		05/21/14	30,000,000	29,987,500
		0.40%		08/26/14	120,000,000	119,804,000

Nationwide Building Society		0.20%		06/04/14	11,000,000	10,996,089
		0.20%		06/18/14	127,000,000	126,944,967
		0.20%		06/19/14	49,000,000	48,978,494

NRW.BANK		0.07%		04/01/14	123,000,000	123,000,000

Oversea-Chinese Banking Corp, Ltd		0.25%		07/14/14	32,000,000	31,977,351

PNC Bank, NA		0.30%		11/06/14	100,000,000	100,000,000
		0.30%		12/12/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	40,000,000	40,000,000
		0.28%		04/15/14	21,000,000	20,997,713
		0.28%		06/02/14	9,000,000	8,995,738
		0.26%		07/10/14	98,000,000	97,929,223
		0.26%		10/03/14	97,000,000	96,870,397

						1,147,339,115

Other Commercial Paper 1.7%
General Electric Co		0.05%		04/03/14	60,000,000	59,999,833

San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB Series 2003A	a	0.25%		05/16/14	5,000,000	5,000,000

Toyota Motor Credit Corp		0.21%		04/15/14	50,000,000	49,995,917
		0.26%		06/20/14	50,000,000	49,971,111
		0.25%		06/23/14	100,000,000	99,942,361
		0.24%		10/21/14	9,000,000	8,987,820
		0.24%		11/10/14	114,000,000	113,830,520

						387,727,562

2

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Certificate of Deposit 38.2%
Abbey National Treasury Services PLC	a	0.08%		04/02/14	50,000,000	50,000,000
	a	0.08%		04/04/14	112,000,000	112,000,000

Bank of Montreal		0.07%		04/01/14	215,000,000	215,000,000
		0.07%		04/02/14	303,000,000	303,000,000

Bank of Nova Scotia		0.20%		04/28/14	9,000,000	9,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		05/07/14	70,000,000	70,000,000
		0.25%		05/16/14	72,000,000	72,000,000
		0.32%		05/23/14	4,000,000	4,000,000
		0.32%		05/27/14	101,000,000	101,000,000
		0.32%		05/28/14	119,000,000	119,000,000
		0.25%		06/25/14	103,000,000	103,000,000
		0.25%		08/12/14	132,000,000	132,000,000
		0.29%		10/08/14	3,000,000	3,000,000

Barclays Bank PLC		0.25%		04/07/14	31,000,000	31,000,000
		0.25%		06/11/14	118,000,000	118,000,000
		0.30%		07/23/14	76,000,000	76,000,000
		0.43%		10/01/14	100,000,000	100,000,000

BNP Paribas		0.30%		04/01/14	169,000,000	169,000,000
		0.32%		05/06/14	46,000,000	46,000,000
		0.30%		08/25/14	55,000,000	55,000,000
		0.47%		08/25/14	96,000,000	96,000,000
		0.30%		08/27/14	84,000,000	84,000,000
		0.30%		09/03/14	10,000,000	10,000,000
		0.30%		09/24/14	25,000,000	25,000,000

Chase Bank USA, NA		0.38%		12/05/14	56,000,000	56,000,000

Citibank, NA		0.35%		05/01/14	164,000,000	164,000,000
		0.35%		05/02/14	66,000,000	66,000,000
		0.33%		05/12/14	70,000,000	70,000,000
		0.26%		06/27/14	11,000,000	11,000,000
		0.23%		08/25/14	50,000,000	50,000,000
		0.23%		09/19/14	30,000,000	30,000,000
		0.23%		09/25/14	79,000,000	79,000,000

Credit Agricole Corporate and Investment Bank		0.10%		04/04/14	10,000,000	10,000,000
		0.25%		07/02/14	108,000,000	108,000,000
		0.25%		07/03/14	40,000,000	40,000,000
		0.25%		07/07/14	74,000,000	74,000,000

Credit Agricole SA		0.24%		07/03/14	39,000,000	39,000,000

Credit Suisse AG		0.25%		04/01/14	27,000,000	27,000,000
		0.25%		05/15/14	124,000,000	124,000,000
		0.25%		05/28/14	100,000,000	100,000,000
		0.25%		06/11/14	6,000,000	6,000,000
		0.26%		06/20/14	38,000,000	38,000,000
		0.26%		09/18/14	43,000,000	43,000,000
		0.28%		10/06/14	86,000,000	86,000,000

Deutsche Bank AG		0.27%		04/29/14	146,000,000	146,000,000
		0.30%		05/27/14	4,000,000	4,000,000
		0.27%		05/30/14	67,000,000	67,000,000
		0.26%		06/27/14	55,000,000	55,000,000
		0.27%		06/27/14	5,000,000	5,000,000
		0.27%		07/17/14	179,000,000	179,000,000
		0.30%		08/28/14	78,000,000	78,000,000

 3

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.45%		11/21/14	144,000,000	144,000,000

ING Bank NV		0.39%		04/01/14	76,000,000	76,000,000
		0.34%		04/28/14	110,000,000	110,000,000
		0.36%		05/01/14	5,000,000	5,000,000
		0.32%		06/11/14	7,000,000	7,000,000
		0.30%		09/17/14	117,000,000	117,000,000
		0.30%		09/18/14	28,000,000	28,000,000
		0.46%		10/28/14	124,000,000	124,000,000

JPMorgan Chase Bank, NA		0.32%		04/01/14	27,000,000	27,000,000
		0.32%		04/28/14	145,000,000	145,000,000
		0.32%		05/13/14	55,000,000	55,000,000
		0.37%		07/29/14	85,000,000	85,000,000
		0.35%		08/01/14	137,000,000	137,000,000
		0.35%		08/06/14	10,000,000	10,000,000
		0.38%		01/02/15	124,000,000	124,000,000

Lloyds Bank PLC		0.28%		05/21/14	95,000,000	95,000,000
		0.28%		05/27/14	6,000,000	6,000,000
		0.27%		06/10/14	17,000,000	17,000,000
		0.27%		06/23/14	113,000,000	113,000,000
		0.37%		10/28/14	75,000,000	75,000,000
		0.48%		03/12/15	61,000,000	61,000,000
		0.48%		03/18/15	27,000,000	27,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		05/27/14	32,000,000	32,000,000
		0.25%		06/19/14	26,000,000	26,000,000
		0.25%		06/25/14	15,000,000	15,000,000
		0.25%		07/01/14	121,000,000	121,000,000

Mizuho Bank Ltd		0.26%		04/24/14	100,000,000	100,000,000
		0.21%		04/28/14	150,000,000	150,000,000
		0.25%		05/08/14	89,000,000	89,000,000
		0.25%		06/10/14	10,000,000	10,000,000
		0.25%		06/12/14	15,000,000	15,000,000
		0.26%		06/16/14	14,000,000	14,000,000
		0.25%		07/14/14	105,000,000	105,000,000

Natixis SA		0.23%		04/01/14	127,000,000	127,000,000
		0.27%		05/05/14	36,000,000	36,000,000
		0.24%		06/17/14	72,000,000	72,000,000

Nordea Bank Finland PLC		0.07%		04/03/14	100,000,000	100,000,000

Oversea-Chinese Banking Corp, Ltd		0.08%		04/04/14	28,000,000	28,000,000
		0.08%		04/07/14	20,000,000	20,000,000
		0.19%		05/27/14	125,000,000	125,000,000
		0.25%		10/06/14	25,000,000	25,000,000

Rabobank Nederland		0.31%		06/02/14	266,000,000	266,000,000
		0.25%		07/02/14	153,000,000	153,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	29,000,000	29,000,000
		0.28%		05/02/14	12,000,000	12,000,000
		0.25%		09/03/14	18,000,000	18,000,000

Sumitomo Mitsui Banking Corp		0.22%		04/02/14	79,000,000	79,000,000
		0.22%		04/08/14	25,000,000	25,000,000
		0.22%		04/10/14	20,000,000	20,000,000
		0.26%		04/25/14	123,000,000	123,000,000
		0.25%		05/08/14	40,000,000	40,000,000
		0.25%		05/13/14	1,000,000	1,000,000
		0.21%		05/14/14	10,000,000	10,000,000

4

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%		05/27/14	32,000,000	32,000,000
		0.31%		06/02/14	6,000,000	6,000,000
		0.31%		06/03/14	39,000,000	39,000,000
		0.31%		06/05/14	30,000,000	30,000,000
		0.31%		06/09/14	24,000,000	24,000,000
		0.31%		06/12/14	38,000,000	38,000,000
		0.25%		06/16/14	16,000,000	16,000,000
		0.25%		09/03/14	67,000,000	67,000,000
		0.25%		09/26/14	61,000,000	61,000,000
		0.29%		10/09/14	4,000,000	4,000,000
		0.30%		11/13/14	28,000,000	28,000,000
		0.30%		12/01/14	87,000,000	87,000,000
		0.37%		02/06/15	18,000,000	18,000,000
		0.37%		02/10/15	38,000,000	38,000,000

Sumitomo Mitsui Trust Bank Ltd		0.21%		04/01/14	14,000,000	14,000,000
		0.21%		05/29/14	85,000,000	85,000,000
		0.21%		06/10/14	40,000,000	40,000,000
		0.21%		06/23/14	6,000,000	6,000,000

Toronto-Dominion Bank		0.06%		04/02/14	199,000,000	199,000,000
		0.06%		04/03/14	100,000,000	100,000,000
		0.05%		04/04/14	30,000,000	30,000,000
		0.12%		04/08/14	66,000,000	66,000,000
		0.21%		04/08/14	72,000,000	72,000,000
		0.11%		04/29/14	221,000,000	221,000,000
		0.12%		05/06/14	75,000,000	75,000,000

Union Bank, NA		0.21%		04/11/14	41,000,000	41,000,000
		0.21%		04/17/14	23,000,000	23,000,000

						8,892,000,000

Government Agency Debt 1.7%
Federal Home Loan Bank		0.05%		04/02/14	16,000,000	15,999,978
		0.06%		04/02/14	35,000,000	34,999,947
		0.07%		04/04/14	7,000,000	6,999,962
		0.09%		04/09/14	12,025,000	12,024,767
		0.06%		04/10/14	10,900,000	10,899,836
		0.06%		04/16/14	38,000,000	37,999,015
		0.06%		04/21/14	13,000,000	12,999,567
		0.06%		04/23/14	5,085,000	5,084,814
		0.07%		04/23/14	55,030,000	55,027,814
		0.06%		04/25/14	15,000,000	14,999,400
		0.07%		04/30/14	40,000,000	39,997,906
		0.06%		05/02/14	36,500,000	36,498,114
		0.07%		05/02/14	2,000,000	1,999,879
		0.06%		05/07/14	54,414,000	54,410,626
		0.07%		05/09/14	4,100,000	4,099,697
		0.07%		05/14/14	41,000,000	40,996,572

						385,037,894

Other Instrument 2.3%
Australia & New Zealand Banking Group Ltd		0.13%		04/03/14	160,000,000	160,000,000
		0.12%		04/04/14	90,000,000	90,000,000
		0.11%		04/07/14	90,000,000	90,000,000

Canadian Imperial Bank of Commerce		0.05%		04/04/14	95,000,000	95,000,000

Swedbank AB		0.07%		04/02/14	105,000,000	105,000,000

						540,000,000

 5

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 2.7%
Bank of America, NA		0.20%		05/08/14	130,000,000	130,000,000
		0.25%		06/16/14	143,000,000	143,000,000
		0.25%		06/17/14	29,000,000	29,000,000
		0.26%		06/17/14	22,000,000	22,000,000
		0.26%		07/22/14	34,000,000	34,000,000
		0.26%		08/14/14	189,000,000	189,000,000
		0.26%		08/15/14	39,000,000	39,000,000
		0.26%		08/18/14	5,000,000	5,000,000
		0.26%		09/26/14	45,000,000	45,000,000

						636,000,000

Total Fixed-Rate Obligations
(Cost $13,585,908,367)						13,585,908,367

Variable-Rate Obligations 18.7% of net assets

Asset Backed Commercial Paper 0.2%
Old Line Funding, LLC	a,b,c	0.21%	04/07/14	12/05/14	35,000,000	35,000,000

Financial Company Commercial Paper 1.6%
Commonwealth Bank of Australia		0.22%	04/29/14	11/24/14	149,000,000	149,000,000
		0.22%	04/09/14	01/09/15	47,000,000	47,000,000

Westpac Banking Corp	c	0.23%	04/28/14	05/28/14	35,000,000	35,000,000
	c	0.26%	04/22/14	06/19/14	116,000,000	116,000,000
	c	0.23%	04/22/14	02/19/15	30,000,000	30,000,000

						377,000,000

Other Commercial Paper 0.4%
Toyota Motor Credit Corp	a	0.20%	04/25/14	11/19/14	96,000,000	96,000,000

Certificate of Deposit 10.4%
Abbey National Treasury Services PLC	a	0.31%	04/04/14	05/05/14	70,000,000	70,000,000

Bank of Nova Scotia		0.23%	04/04/14	09/04/14	321,000,000	321,000,000
		0.22%	04/09/14	09/09/14	89,000,000	89,000,000
		0.22%	04/25/14	11/25/14	35,000,000	35,000,000

Citibank, NA		0.22%	04/17/14	06/17/14	152,000,000	152,000,000

Commonwealth Bank of Australia		0.22%	04/23/14	01/23/15	100,000,000	100,000,000
		0.23%	04/25/14	02/25/15	107,000,000	107,000,000
		0.24%	04/04/14	03/04/15	50,000,000	50,000,000

Mitsubishi UFJ Trust & Banking Corp		0.22%	04/14/14	07/14/14	14,000,000	14,000,000
		0.21%	04/23/14	07/23/14	78,000,000	78,000,000

Rabobank Nederland		0.24%	04/16/14	09/16/14	174,000,000	174,000,000

Royal Bank of Canada		0.27%	04/24/14	06/24/14	125,000,000	125,000,000
		0.24%	04/04/14	03/04/15	125,000,000	125,000,000

Toronto-Dominion Bank		0.21%	04/17/14	06/17/14	145,000,000	145,000,000
		0.21%	04/22/14	06/18/14	15,000,000	15,000,000

Wells Fargo Bank, NA		0.17%		04/07/14	195,000,000	195,000,000
		0.18%	04/01/14	05/02/14	46,000,000	46,000,000
		0.21%	04/22/14	05/20/14	188,000,000	188,000,000

6

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.21%	04/07/14	08/05/14	67,000,000	67,000,000
		0.22%	04/09/14	01/09/15	140,000,000	140,000,000

Westpac Banking Corp		0.28%	04/01/14	04/25/14	91,000,000	91,000,000
		0.23%	04/01/14	10/29/14	102,000,000	102,000,000

						2,429,000,000

Government Agency Debt 0.4%
Freddie Mac		0.24%	04/10/14	02/10/15	100,000,000	100,000,000

Variable Rate Demand Note 0.2%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		04/07/14	1,000,000	1,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.24%		04/07/14	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		04/07/14	2,545,000	2,545,000

Indiana Health & Educational Facility Financing Auth
Taxable RB (Union Hospital) Series 2006B	a	0.08%		04/07/14	12,200,000	12,200,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		04/07/14	2,885,000	2,885,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.14%		04/07/14	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.14%		04/07/14	990,000	990,000
Veterans Taxable Refunding Bonds Series 2010B	a	0.10%		04/07/14	12,310,000	12,310,000

						41,240,000

Other Note 4.8%
Bank of America, NA		0.36%	04/07/14	03/05/15	63,000,000	63,000,000

Canadian Imperial Bank of Commerce		0.24%	04/10/14	12/05/14	182,000,000	182,000,000

JPMorgan Chase Bank, NA		0.42%	04/21/14	12/22/14	47,000,000	47,000,000
		0.34%	04/22/14	04/17/15	90,000,000	90,000,000
		0.32%	04/22/14	04/22/15	30,000,000	30,000,000

Royal Bank of Canada		0.30%	04/01/14	04/01/15	125,000,000	125,000,000
		0.33%	04/04/14	04/02/15	137,000,000	137,000,000
	c	0.29%	04/07/14	04/07/15	60,000,000	60,000,000

Wells Fargo Bank, NA		0.28%	06/16/14	04/15/15	55,000,000	55,000,000
		0.33%	06/23/14	04/22/15	225,000,000	225,000,000

Westpac Banking Corp	c	0.54%	04/28/14	04/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,116,373,851

Treasury Debt 0.7%
United States Treasury Department		0.10%	04/01/14	01/31/16	160,000,000	159,964,845

Total Variable-Rate Obligations
(Cost $4,354,578,696)						4,354,578,696

 7

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.3% of net assets

Government Agency Repurchase Agreements* 5.5%
Bank of Nova Scotia
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $102,000,097, 1.50% - 2.38%, due 02/28/15 - 08/31/18)		0.07%		04/01/14	100,000,194	100,000,000

Barclays Capital, Inc
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $66,150,000, 2.50% - 4.50%, due 02/15/36 - 06/25/41)		0.05%		04/04/14	63,000,613	63,000,000

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $283,250,000, 1.33% - 5.20%, due 04/01/38 - 04/01/44)		0.08%		04/01/14	275,000,611	275,000,000

Credit Suisse Securities (USA), LLC
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $29,582,975, 1.63%, due 01/15/18)		0.05%		04/03/14	29,000,282	29,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $28,304,888, 0.00%, due 11/15/30)		0.12%		04/01/14	27,480,533	27,480,441
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $75,480,048, 0.63%, due 08/31/17)		0.06%		04/03/14	74,000,863	74,000,000
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $71,029,545, 1.75% - 4.50%, due 05/15/23 - 11/20/43)		0.06%		04/04/14	69,000,805	69,000,000

Goldman Sachs & Co
Issued 03/25/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $99,960,001, 4.00% - 5.50%, due 12/15/38 - 03/20/44)		0.06%		04/01/14	98,001,143	98,000,000
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $51,000,000, 4.00% - 4.50%, due 01/01/31 - 01/01/41)		0.09%		04/01/14	50,000,125	50,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $198,900,000, 3.50%, due 09/01/26 - 01/01/43)		0.06%		04/02/14	195,002,275	195,000,000
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $89,760,000, 3.50% - 6.00%, due 12/15/38 - 09/15/43)		0.06%		04/04/14	88,000,587	88,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $47,940,001, 3.50% - 5.50%, due 05/20/27 - 11/15/43)		0.06%		04/07/14	47,000,548	47,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $52,530,001, 3.00%, due 10/25/31 - 10/25/42)		0.06%		04/02/14	51,000,595	51,000,000

Morgan Stanley & Co, LLC
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.21% - 4.00%, due 01/01/42 - 04/01/44)		0.10%		04/01/14	100,000,278	100,000,000

						1,266,480,441

8

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreement 14.0%
Federal Reserve Bank of New York
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $3,244,004,546, 1.63% - 4.63%, due 11/15/22 - 02/15/40)		0.05%		04/01/14	3,244,004,506	3,244,000,000

Other Repurchase Agreements** 3.8%
BNP Paribas Prime Brokerage, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $38,851,915)	a	0.25%		04/02/14	37,001,799	37,000,000

BNP Paribas Securities Corp
Issued 03/18/14, repurchase date 05/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,550,001, 3.50% - 6.75%, due 03/01/16 - 02/15/44)		0.27%		04/07/14	71,010,650	71,000,000
Issued 03/24/14, repurchase date 05/22/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,100,000, 3.16% - 9.25%, due 03/15/19 - 04/25/35)		0.42%		04/07/14	14,002,287	14,000,000

Credit Suisse Securities (USA), LLC
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $45,513,682, 0.24% - 8.06%, due 09/15/14 - 12/20/54)		0.68%		04/02/14	40,089,911	40,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $55,036,806, 0.25% - 5.84%, due 09/15/15 - 12/11/49)		0.68%		04/04/14	49,111,992	49,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $138,880,162, 0.28% - 11.25%, due 01/15/15 - 02/12/51)	d	0.68%		04/11/14	121,281,123	121,000,000
Issued 01/30/14, repurchase date 05/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,576,872, 0.25% - 8.06%, due 09/15/15 - 12/11/49)	d	0.67%		05/01/14	21,035,566	21,000,000
Issued 01/29/14, repurchase date 05/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $183,432,022, 0.21% - 8.06%, due 09/15/15 - 08/15/56)	d	0.67%		05/07/14	160,291,822	160,000,000

JP Morgan Securities, LLC
Issued 03/19/14, repurchase date 09/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $154,131,848, 0.28% - 7.32%, due 12/15/20 - 12/10/49)	d	0.62%		06/29/14	134,235,393	134,000,000

 9

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/24/14, repurchase date 06/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $281,750,001, 0.33% - 13.88%, due 03/01/16 - 12/29/99)	d	0.57%		05/05/14	245,162,925	245,000,000

						892,000,000

Total Repurchase Agreements
(Cost $5,402,480,441)						5,402,480,441

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $23,342,967,504.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,863,966,710 or 8.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $683,373,851 or 2.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

10

 Schwab Advisor Cash Reserves®

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47712MAR14

 11

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.5%	Fixed-Rate Obligations	8,401,105,836	8,401,105,836
17.7%	Variable-Rate Obligations	2,631,317,271	2,631,317,271
25.8%	Repurchase Agreements	3,835,958,069	3,835,958,069

100.0%	Total Investments	14,868,381,176	14,868,381,176
0.0%	Other Assets and Liabilities, Net		5,253,271

100.0%	Net Assets		14,873,634,447

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.5% of net assets

Asset Backed Commercial Paper 6.3%
CAFCO, LLC	a,b,c	0.23%		08/19/14	14,000,000	13,987,478
	a,b,c	0.24%		08/19/14	15,000,000	14,986,000
	a,b,c	0.23%		09/05/14	102,000,000	101,897,688

Cancara Asset Securitisation, LLC	a,b,c	0.19%		06/20/14	5,000,000	4,997,889
	a,b,c	0.25%		10/06/14	42,000,000	41,945,167

Cedar Springs Capital Co	a,b,c	0.24%		06/06/14	16,000,000	15,992,960

Charta, LLC	a,b,c	0.34%		05/06/14	8,000,000	7,997,356
	a,b,c	0.25%		08/04/14	13,000,000	12,988,715
	a,b,c	0.24%		08/12/14	65,000,000	64,942,367

Ciesco, LLC	a,b,c	0.24%		08/12/14	75,000,000	74,933,500
	a,b,c	0.23%		09/05/14	30,000,000	29,969,908

Collateralized Commercial Paper Co, LLC	a,b	0.30%		05/19/14	24,000,000	23,990,400
	a,b	0.30%		06/24/14	49,000,000	48,965,700
	a,b	0.30%		08/05/14	10,000,000	9,989,500
	a,b	0.30%		08/06/14	40,000,000	39,957,667
	a,b	0.30%		08/18/14	31,000,000	30,964,092
	a,b	0.30%		08/19/14	4,000,000	3,995,333

CRC Funding, LLC	a,b,c	0.25%		06/16/14	64,000,000	63,966,222
	a,b,c	0.23%		08/19/14	50,000,000	49,955,278

Crown Point Capital Co, LLC	a,b,c	0.24%		04/09/14	8,000,000	7,999,573
	a,b,c	0.22%		06/09/14	35,000,000	34,985,242
	a,b,c	0.22%		06/11/14	75,000,000	74,967,458

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.18%		04/17/14	11,000,000	10,999,120

MetLife Short Term Funding, LLC	a,b,c	0.23%		05/05/14	37,250,000	37,241,908

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Ridgefield Funding Co, LLC	a,b,c	0.21%		04/16/14	16,000,000	15,998,600
	a,b,c	0.31%		08/07/14	5,000,000	4,994,489

Sheffield Receivables Corp	a,b,c	0.19%		06/10/14	82,000,000	81,969,705

Thunder Bay Funding, LLC	a,b,c	0.22%		09/22/14	7,000,000	6,992,557

						932,571,872

Financial Company Commercial Paper 5.2%
BPCE SA	c	0.26%		05/06/14	110,000,000	109,972,194

General Electric Capital Corp		0.20%		06/04/14	15,000,000	14,994,667
		0.21%		07/15/14	23,000,000	22,985,913
		0.20%		08/08/14	101,000,000	100,927,617

ING (U.S.) Funding, LLC	a	0.24%		05/02/14	1,000,000	999,793
	a	0.30%		10/01/14	31,000,000	30,952,725

JP Morgan Securities, LLC		0.40%		08/26/14	80,000,000	79,869,333

Nationwide Building Society		0.20%		05/13/14	20,900,000	20,895,123
		0.20%		06/04/14	39,000,000	38,986,133
		0.20%		06/05/14	35,000,000	34,987,361
		0.20%		06/19/14	44,000,000	43,980,689

NRW.BANK		0.07%		04/01/14	40,000,000	40,000,000

PNC Bank, NA		0.30%		11/06/14	25,000,000	25,000,000
		0.30%		12/12/14	54,000,000	54,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	1,000,000	1,000,000
		0.29%		04/21/14	15,000,000	14,997,625
		0.28%		06/02/14	3,000,000	2,998,579

Societe Generale North America, Inc	a	0.27%		05/02/14	144,000,000	143,966,521

						781,514,273

Other Commercial Paper 0.5%
General Electric Co		0.05%		04/03/14	40,000,000	39,999,889

Toyota Motor Credit Corp		0.25%		06/23/14	1,000,000	999,423
		0.24%		10/21/14	36,000,000	35,951,280

						76,950,592

Certificate of Deposit 39.5%
Abbey National Treasury Services PLC	a	0.08%		04/02/14	7,000,000	7,000,000
	a	0.08%		04/04/14	65,000,000	65,000,000

Bank of Montreal		0.07%		04/01/14	190,000,000	190,000,000
		0.07%		04/02/14	125,000,000	125,000,000

Bank of Nova Scotia		0.18%		04/14/14	92,000,000	92,000,000

Bank of the West		0.25%		04/14/14	27,000,000	27,000,000
		0.24%		04/17/14	11,000,000	11,000,000
		0.23%		06/11/14	9,000,000	9,000,000
		0.23%		06/19/14	18,000,000	18,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		05/07/14	15,000,000	15,000,000
		0.25%		05/16/14	13,000,000	13,000,000
		0.32%		05/23/14	3,000,000	3,000,000

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.32%		05/27/14	129,000,000	129,000,000
		0.32%		05/28/14	5,000,000	5,000,000
		0.31%		06/12/14	2,000,000	2,000,000
		0.25%		06/25/14	113,000,000	113,000,000
		0.25%		07/01/14	19,000,000	19,000,000
		0.25%		08/12/14	25,500,000	25,500,000
		0.25%		08/13/14	17,000,000	17,000,000

Barclays Bank PLC		0.25%		04/07/14	74,000,000	74,000,000
		0.30%		07/22/14	12,000,000	12,000,000
		0.30%		07/23/14	24,000,000	24,000,000
		0.30%		07/24/14	87,000,000	87,000,000
		0.43%		09/23/14	6,000,000	6,000,000
		0.43%		10/01/14	57,000,000	57,000,000

BNP Paribas		0.30%		04/01/14	105,000,000	105,000,000
		0.32%		05/06/14	27,000,000	27,000,000
		0.32%		06/13/14	11,000,000	11,000,000
		0.30%		08/20/14	40,000,000	40,000,000
		0.47%		08/25/14	64,000,000	64,000,000
		0.30%		08/27/14	49,500,000	49,500,000
		0.30%		09/03/14	2,000,000	2,000,000
		0.30%		09/24/14	25,000,000	25,000,000

Chase Bank USA, NA		0.38%		12/05/14	21,000,000	21,000,000
		0.38%		01/02/15	40,000,000	40,000,000

Citibank, NA		0.35%		05/01/14	48,000,000	48,000,000
		0.26%		06/25/14	30,000,000	30,000,000
		0.26%		06/27/14	103,000,000	103,000,000
		0.23%		08/25/14	29,000,000	29,000,000
		0.23%		09/25/14	90,000,000	90,000,000

Credit Agricole Corporate and Investment Bank		0.10%		04/04/14	2,000,000	2,000,000
		0.25%		07/03/14	29,000,000	29,000,000
		0.25%		07/07/14	40,000,000	40,000,000

Credit Agricole SA		0.24%		07/03/14	34,000,000	34,000,000

Credit Suisse AG		0.25%		04/01/14	93,000,000	93,000,000
		0.25%		04/29/14	42,000,000	42,000,000
		0.25%		05/08/14	15,000,000	15,000,000
		0.25%		05/15/14	73,000,000	73,000,000
		0.26%		06/20/14	10,000,000	10,000,000
		0.26%		06/25/14	45,000,000	45,000,000
		0.28%		10/06/14	2,000,000	2,000,000

Deutsche Bank AG		0.27%		04/29/14	144,000,000	144,000,000
		0.30%		05/27/14	4,000,000	4,000,000
		0.27%		07/17/14	136,000,000	136,000,000
		0.28%		08/12/14	8,000,000	8,000,000
		0.30%		08/28/14	55,000,000	55,000,000
		0.31%		09/24/14	2,000,000	2,000,000
		0.45%		11/21/14	97,000,000	97,000,000

ING Bank NV		0.39%		04/01/14	50,000,000	50,000,000
		0.34%		05/01/14	29,000,000	29,000,000
		0.36%		05/01/14	4,000,000	4,000,000
		0.32%		05/15/14	24,000,000	24,000,000
		0.32%		05/16/14	2,000,000	2,000,000
		0.30%		09/18/14	75,000,000	75,000,000
		0.46%		10/28/14	80,000,000	80,000,000

JPMorgan Chase Bank, NA		0.32%		04/01/14	18,000,000	18,000,000

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.32%		04/23/14	15,000,000	15,000,000
		0.32%		04/28/14	40,000,000	40,000,000
		0.32%		05/12/14	80,000,000	80,000,000
		0.32%		05/13/14	2,000,000	2,000,000
		0.32%		06/06/14	35,000,000	35,003,194
		0.37%		07/29/14	46,000,000	46,000,000
		0.35%		08/01/14	3,000,000	3,000,000
		0.35%		08/05/14	130,000,000	130,000,000
		0.38%		01/02/15	5,000,000	5,000,000
		0.32%		02/03/15	13,000,000	13,000,000

Lloyds Bank PLC		0.28%		05/27/14	4,000,000	4,000,000
		0.27%		06/10/14	6,000,000	6,000,000
		0.28%		06/10/14	63,000,000	63,000,000
		0.27%		06/23/14	75,000,000	75,000,000
		0.37%		10/28/14	46,000,000	46,000,000
		0.48%		03/17/15	11,000,000	11,000,000
		0.48%		03/18/15	45,000,000	45,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		05/16/14	33,000,000	33,000,000
		0.25%		05/23/14	38,000,000	38,000,000
		0.25%		05/27/14	9,000,000	9,000,000
		0.25%		07/01/14	55,000,000	55,000,000

Mizuho Bank Ltd		0.21%		04/15/14	13,000,000	13,000,000
		0.21%		04/17/14	58,000,000	58,000,000
		0.26%		04/24/14	108,000,000	108,000,000
		0.22%		04/25/14	24,000,000	24,000,000
		0.25%		06/12/14	36,000,000	36,000,000
		0.26%		06/16/14	1,000,000	1,000,000
		0.25%		07/14/14	50,000,000	50,000,000

Natixis SA		0.27%		05/05/14	42,000,000	42,000,000
		0.25%		05/14/14	50,000,000	50,000,000
		0.24%		06/17/14	16,000,000	16,000,000

Nordea Bank Finland PLC		0.07%		04/01/14	92,000,000	92,000,000

Oversea-Chinese Banking Corp, Ltd		0.18%		04/01/14	77,000,000	77,000,000
		0.24%		07/01/14	76,000,000	76,000,000

Rabobank Nederland		0.31%		06/02/14	136,000,000	136,000,000
		0.30%		06/03/14	77,000,000	77,000,000
		0.27%		06/20/14	42,000,000	42,000,000
		0.25%		07/02/14	75,000,000	75,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	17,000,000	17,000,000
		0.28%		05/05/14	38,000,000	38,000,000
		0.25%		09/03/14	74,000,000	74,000,000

Societe Generale		0.23%		05/05/14	5,000,000	5,000,000

Sumitomo Mitsui Banking Corp		0.22%		04/02/14	13,000,000	13,000,000
		0.22%		04/08/14	36,000,000	36,000,000
		0.26%		04/25/14	40,000,000	40,000,000
		0.25%		05/08/14	16,000,000	16,000,000
		0.25%		05/12/14	88,000,000	88,000,000
		0.25%		05/13/14	1,000,000	1,000,000
		0.21%		05/14/14	18,000,000	18,000,000
		0.31%		05/27/14	17,000,000	17,000,000
		0.22%		06/04/14	4,000,000	4,000,000
		0.31%		06/05/14	13,000,000	13,000,000
		0.31%		06/09/14	38,000,000	38,000,000
		0.31%		06/10/14	10,000,000	10,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.21%		06/12/14	2,000,000	2,000,000
		0.25%		08/13/14	27,000,000	27,000,000
		0.25%		09/03/14	31,000,000	31,000,000
		0.25%		09/10/14	27,000,000	27,000,000
		0.25%		09/26/14	9,000,000	9,000,000
		0.30%		10/14/14	31,000,000	31,000,000
		0.37%		02/06/15	80,000,000	80,000,000

Sumitomo Mitsui Trust Bank Ltd		0.21%		04/01/14	14,000,000	14,000,000
		0.21%		05/08/14	43,000,000	43,000,000
		0.21%		05/28/14	38,000,000	38,000,000
		0.21%		06/10/14	3,000,000	3,000,000
		0.21%		06/18/14	3,000,000	3,000,000
		0.21%		06/23/14	18,000,000	18,000,000

Toronto-Dominion Bank		0.06%		04/02/14	168,000,000	168,000,000
		0.12%		04/08/14	147,000,000	147,000,000
		0.12%		05/06/14	116,000,000	116,000,000
		0.21%		06/06/14	8,000,000	8,000,000

Union Bank, NA		0.21%		04/11/14	6,000,000	6,000,000

						5,869,003,194

Government Agency Debt 0.8%
Federal Home Loan Bank		0.05%		04/02/14	33,000,000	32,999,954
		0.06%		04/21/14	17,000,000	16,999,433
		0.06%		04/23/14	1,000,000	999,963
		0.07%		04/23/14	21,070,000	21,069,163
		0.07%		04/30/14	20,000,000	19,998,953
		0.07%		05/02/14	2,000,000	1,999,880
		0.07%		05/07/14	6,000,000	5,999,610
		0.07%		05/09/14	8,000,000	7,999,451
		0.07%		05/14/14	6,000,000	5,999,498

						114,065,905

Other Instrument 1.7%
Australia & New Zealand Banking Group Ltd		0.13%		04/03/14	61,000,000	61,000,000
		0.12%		04/04/14	60,000,000	60,000,000
		0.11%		04/07/14	55,000,000	55,000,000

Canadian Imperial Bank of Commerce		0.05%		04/04/14	60,000,000	60,000,000

Swedbank AB		0.07%		04/02/14	15,000,000	15,000,000

						251,000,000

Other Note 2.5%
Bank of America, NA		0.27%		06/13/14	25,000,000	25,000,000
		0.26%		06/17/14	94,000,000	94,000,000
		0.26%		07/22/14	47,000,000	47,000,000
		0.26%		07/25/14	53,000,000	53,000,000
		0.26%		08/14/14	4,000,000	4,000,000
		0.26%		08/28/14	37,000,000	37,000,000
		0.26%		09/26/14	2,000,000	2,000,000
		0.26%		10/02/14	24,000,000	24,000,000
		0.26%		10/06/14	90,000,000	90,000,000

						376,000,000

Total Fixed-Rate Obligations
(Cost $8,401,105,836)						8,401,105,836

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 17.7% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.21%	04/07/14	12/05/14	50,000,000	50,000,000

Financial Company Commercial Paper 2.2%
Commonwealth Bank of Australia		0.22%	04/29/14	11/24/14	115,000,000	115,000,000
		0.22%	04/03/14	11/26/14	32,000,000	32,000,000

Westpac Banking Corp	c	0.26%	04/22/14	06/19/14	50,000,000	50,000,000
	c	0.23%	04/01/14	01/12/15	95,000,000	95,000,000
	c	0.23%	04/22/14	02/19/15	40,000,000	40,000,000

						332,000,000

Other Commercial Paper 0.2%
Toyota Motor Credit Corp	a	0.20%	04/25/14	11/19/14	24,000,000	24,000,000

Certificate of Deposit 8.3%
Abbey National Treasury Services PLC	a	0.31%	04/04/14	05/05/14	75,000,000	75,000,000

Bank of Nova Scotia		0.23%	04/24/14	07/24/14	171,000,000	171,000,000
		0.23%	04/16/14	09/16/14	128,000,000	128,000,000

Citibank, NA		0.22%	04/17/14	06/17/14	108,000,000	108,000,000

Commonwealth Bank of Australia		0.23%	04/25/14	02/25/15	30,000,000	30,000,000
		0.24%	04/04/14	03/04/15	20,000,000	20,000,000

Mitsubishi UFJ Trust & Banking Corp		0.22%	04/14/14	07/14/14	17,000,000	17,000,000
		0.21%	04/23/14	07/23/14	69,000,000	69,000,000

Royal Bank of Canada		0.27%	04/24/14	06/24/14	65,000,000	65,000,000
		0.26%	04/17/14	10/17/14	18,000,000	18,000,000
		0.24%	04/04/14	03/04/15	50,000,000	50,000,000

Toronto-Dominion Bank		0.21%	04/22/14	06/18/14	25,000,000	25,000,000
		0.20%	04/29/14	09/02/14	98,000,000	98,000,000

Wells Fargo Bank, NA		0.17%		04/07/14	20,000,000	20,000,000
		0.21%	04/22/14	05/20/14	25,000,000	25,000,000
		0.23%	04/22/14	11/18/14	89,000,000	89,000,000
		0.22%	04/10/14	01/09/15	100,000,000	100,000,000
		0.23%	04/14/14	01/14/15	91,000,000	91,000,000

Westpac Banking Corp		0.22%	04/28/14	03/27/15	40,000,000	40,000,000

						1,239,000,000

Government Agency Debt 0.8%
Freddie Mac		0.24%	04/10/14	02/10/15	125,000,000	125,000,000

Variable Rate Demand Note 0.4%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.23%		04/07/14	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		04/07/14	1,700,000	1,700,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.25%		04/07/14	12,765,000	12,765,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.25%		04/07/14	20,000,000	20,000,000

						52,015,000

Other Note 4.8%
Bank of America, NA		0.36%	04/07/14	03/05/15	40,000,000	40,000,000

Commonwealth Bank of Australia	c	0.54%	04/28/14	08/27/14	150,000,000	150,000,000

JPMorgan Chase Bank, NA		0.42%	04/21/14	12/22/14	129,000,000	129,000,000
		0.32%	04/22/14	04/22/15	25,000,000	25,000,000

Royal Bank of Canada		0.30%	04/01/14	04/01/15	50,000,000	50,000,000
		0.33%	04/04/14	04/02/15	100,000,000	100,000,000
	c	0.29%	04/07/14	04/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.28%	06/16/14	04/15/15	135,000,000	135,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						706,325,400

Treasury Debt 0.7%
United States Treasury Department		0.10%	04/01/14	01/31/16	103,000,000	102,976,871

Total Variable-Rate Obligations
(Cost $2,631,317,271)						2,631,317,271

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.8% of net assets

Government Agency Repurchase Agreements* 6.3%
Barclays Capital, Inc
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $42,000,000, 2.00% - 5.00%, due 10/15/32 - 08/15/41)		0.05%		04/04/14	40,000,389	40,000,000

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $154,500,000, 2.18% - 3.80%, due 06/01/40 - 03/01/44)		0.08%		04/01/14	150,000,333	150,000,000

Credit Suisse Securities (USA), LLC
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $41,823,545, 0.38%, due 07/15/23)		0.05%		04/03/14	41,000,399	41,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $64,672,454, 1.00% - 3.50%, due 03/31/17 - 01/16/46)		0.12%		04/01/14	62,958,279	62,958,069
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $47,940,070, 1.00%, due 03/31/17)		0.06%		04/03/14	47,000,548	47,000,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $57,120,139, 0.61% - 0.63%, due 09/30/17 - 10/18/30)		0.06%		04/04/14	56,000,653	56,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Treasury Securities valued at $8,160,058, 1.75%, due 05/15/23)		0.07%		04/07/14	8,000,109	8,000,000

Goldman Sachs & Co
Issued 03/25/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $107,100,000, 4.00% - 5.50%, due 01/20/43 - 02/20/44)		0.06%		04/01/14	105,001,225	105,000,000
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $46,920,000, 3.00% - 4.00%, due 01/01/43 - 03/01/44)		0.09%		04/01/14	46,000,115	46,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $57,120,001, 3.50% - 5.50%, due 03/15/23 - 10/20/43)		0.06%		04/02/14	56,000,653	56,000,000
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $57,120,000, 3.50% - 5.50%, due 12/15/39 - 08/20/43)		0.06%		04/04/14	56,000,373	56,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 2.00% - 4.50%, due 06/25/21 - 03/25/40)		0.08%		04/01/14	100,000,222	100,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $181,280,000, 1.06% - 6.00%, due 06/15/33 - 11/25/49)		0.06%		04/02/14	176,002,053	176,000,000

						943,958,069

Treasury Repurchase Agreement 15.6%
Federal Reserve Bank of New York
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $2,313,003,239, 4.38% - 4.75%, due 05/15/40 - 02/15/41)		0.05%		04/01/14	2,313,003,213	2,313,000,000

Other Repurchase Agreements** 3.9%
BNP Paribas Prime Brokerage, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,251,350)	a	0.25%		04/02/14	25,001,215	25,000,000

BNP Paribas Securities Corp
Issued 03/18/14, repurchase date 05/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,300,001, 4.50% - 7.88%, due 12/09/21 - 09/15/43)		0.27%		04/07/14	46,006,900	46,000,000
Issued 03/24/14, repurchase date 05/22/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 3.16% - 7.50%, due 03/15/19 - 04/25/35)		0.42%		04/07/14	3,000,490	3,000,000

Credit Suisse Securities (USA), LLC
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,930,945, 0.25% - 8.06%, due 09/15/15 - 12/11/49)		0.68%		04/02/14	40,089,911	40,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,802,511, 0.24% - 8.06%, due 07/15/14 - 12/11/49)		0.68%		04/04/14	40,091,422	40,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $59,772,154, 0.36% - 7.40%, due 01/22/15 - 12/11/49)	d	0.68%		04/11/14	52,120,813	52,000,000
Issued 01/30/14, repurchase date 05/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,805,672, 0.24% - 6.30%, due 09/15/14 - 12/11/49)	d	0.67%		05/01/14	79,133,795	79,000,000
Issued 01/29/14, repurchase date 05/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,535,174, 0.21% - 8.06%, due 09/30/15 - 08/15/56)	d	0.67%		05/07/14	31,056,541	31,000,000

JP Morgan Securities, LLC
Issued 03/19/14, repurchase date 09/15/14 (Collateralized by U.S. Government Agency Securities valued at $124,102,737, 0.33% - 8.44%, due 04/15/22 - 12/10/49)	d	0.62%		06/29/14	108,189,720	108,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/24/14, repurchase date 06/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $178,250,001, 0.23% - 10.00%, due 02/01/15 - 02/12/51)	d	0.57%		05/05/14	155,103,075	155,000,000

						579,000,000

Total Repurchase Agreements
(Cost $3,835,958,069)						3,835,958,069

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $14,868,381,176.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,344,681,374 or 9.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $427,325,400 or 2.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47697MAR14

10

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

50.4%	Fixed-Rate Obligations	11,266,418,665	11,266,418,665
21.5%	Variable-Rate Obligations	4,816,609,633	4,816,609,633
28.1%	Repurchase Agreements	6,287,554,296	6,287,554,296

100.0%	Total Investments	22,370,582,594	22,370,582,594
0.0%	Other Assets and Liabilities, Net		6,191,168

100.0%	Net Assets		22,376,773,762

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 50.4% of net assets

Government Agency Debt 46.4%
Fannie Mae		0.10%		06/05/14	100,000,000	99,981,944
		0.09%		06/16/14	100,000,000	99,981,000
		0.11%		07/22/14	100,000,000	99,965,778
		0.13%		07/23/14	50,000,000	49,979,597
		1.50%		09/08/14	4,758,000	4,786,733
		0.12%		09/15/14	75,000,000	74,958,250
		0.63%		10/30/14	68,911,000	69,103,697
		2.63%		11/20/14	68,081,000	69,155,349

Federal Home Loan Bank		0.06%		04/01/14	75,000,000	75,000,000
		0.07%		04/02/14	35,000,000	34,999,937
		0.09%		04/02/14	20,000,000	19,999,953
		0.05%		04/04/14	75,050,000	75,049,674
		0.09%		04/04/14	70,000,000	69,999,475
		0.06%		04/09/14	50,700,000	50,699,324
		0.09%		04/11/14	50,000,000	49,998,750
		0.16%		04/11/14	20,000,000	20,000,044
		0.25%		04/11/14	91,400,000	91,403,510
		0.18%		04/15/14	55,000,000	54,999,843
		0.06%		04/16/14	100,000,000	99,997,375
		0.07%		04/16/14	144,783,000	144,779,079
		0.10%		04/16/14	85,000,000	84,996,635
		0.13%		04/16/14	139,000,000	138,999,313
		0.13%		04/22/14	150,000,000	149,998,963
		0.17%		04/22/14	105,000,000	105,000,769
		0.06%		04/23/14	458,545,000	458,528,004
		0.17%		04/24/14	90,000,000	90,000,742
		0.07%		04/25/14	37,588,000	37,586,321
		0.18%		05/01/14	75,000,000	74,989,062
		0.06%		05/02/14	4,100,000	4,099,788
		0.07%		05/02/14	310,000,000	309,980,513
		0.11%		05/07/14	6,894,000	6,893,242
		0.10%		05/08/14	150,000,000	149,997,604

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.07%		05/09/14	100,000,000	99,992,611
		0.07%		05/14/14	19,300,000	19,298,502
		0.11%		05/14/14	100,000,000	99,986,861
		0.14%		05/16/14	35,800,000	35,793,959
		0.07%		05/21/14	350,000,000	349,965,972
		0.14%		05/22/14	62,700,000	62,700,369
		0.07%		05/23/14	370,500,000	370,462,538
		0.12%		05/23/14	204,500,000	204,464,453
		0.10%		05/27/14	100,000,000	99,995,251
		0.06%		05/28/14	206,600,000	206,580,373
		0.07%		05/30/14	49,347,000	49,341,339
		0.11%		06/02/14	138,000,000	137,994,959
		0.14%		06/04/14	142,000,000	141,965,920
		0.14%		06/06/14	24,900,000	24,893,837
		0.07%		06/11/14	126,074,000	126,055,993
		0.08%		06/18/14	129,700,000	129,678,479
		0.13%		06/20/14	84,000,000	83,990,348
		0.13%		06/27/14	25,000,000	24,992,146
		0.11%		07/09/14	25,000,000	24,992,438
		0.12%		07/14/14	145,000,000	145,003,909
		0.08%		07/16/14	49,400,000	49,389,091
		0.11%		07/16/14	105,100,000	105,065,959
		0.10%		07/17/14	195,000,000	194,991,040
		0.07%		07/18/14	23,100,000	23,095,149
		0.11%		07/18/14	42,100,000	42,086,107
		0.18%		07/18/14	40,000,000	39,999,714
		0.07%		07/23/14	124,220,000	124,191,536
		0.11%		07/23/14	28,300,000	28,290,229
		0.11%		07/25/14	2,000,000	1,999,297
		0.14%		07/28/14	25,000,000	24,988,938
		0.10%		07/30/14	220,000,000	219,926,667
		0.10%		08/04/14	150,000,000	149,989,302
		5.50%		08/13/14	50,000,000	50,976,713
		0.12%		08/14/14	150,000,000	149,985,266
		0.12%		08/15/14	110,000,000	109,989,081
		0.13%		08/22/14	11,700,000	11,700,665
		0.17%		08/26/14	181,830,000	181,883,469
		0.18%		08/28/14	170,000,000	170,054,037
		0.13%		09/03/14	65,750,000	65,739,680
		0.17%		09/05/14	39,750,000	39,756,528
		0.13%		09/16/14	36,500,000	36,493,663
		0.13%		09/23/14	32,000,000	31,994,333
		0.08%		09/26/14	24,000,000	23,990,151
		0.16%		10/02/14	100,000,000	99,991,440
		0.15%		10/09/14	100,000,000	99,997,822
		0.15%		10/10/14	108,000,000	108,004,773
		0.17%		10/28/14	85,025,000	85,026,541
		0.13%		11/04/14	25,000,000	24,993,087
		0.18%		01/09/15	20,700,000	20,701,209
		0.17%		01/15/15	100,000,000	99,986,179
		0.24%		01/21/15	50,000,000	50,000,000
		0.25%		02/20/15	109,450,000	109,538,492
		0.21%		02/26/15	43,500,000	43,500,000
		0.20%		04/24/15	100,000,000	100,000,000

Freddie Mac		2.50%		04/23/14	176,059,000	176,313,138
		0.38%		04/28/14	250,000,000	250,048,397
		0.09%		05/06/14	100,000,000	99,991,250
		0.11%		05/08/14	150,000,000	149,983,041
		0.12%		05/27/14	124,350,000	124,326,788
		0.12%		06/18/14	100,000,000	99,974,000
		1.00%		07/30/14	52,155,000	52,302,067
		1.00%		08/27/14	165,449,000	166,039,546
		0.10%		09/05/14	100,000,000	99,956,388
		0.09%		09/08/14	98,000,000	97,959,929

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		09/16/14	145,750,000	145,647,975
		0.15%		10/20/14	40,000,000	39,966,333
		0.10%		10/28/14	30,000,000	29,982,500
		0.10%		11/18/14	200,000,000	199,871,667
		0.11%		11/18/14	90,000,000	89,936,475
		0.11%		11/19/14	95,000,000	94,932,656
		0.11%		11/20/14	50,000,000	49,964,403
		0.32%		12/03/14	100,000,000	100,094,362
		0.35%		12/05/14	176,161,000	176,382,695

						10,366,050,293

Treasury Debt 4.0%
United States Treasury Department		0.05%		04/03/14	165,000,000	164,999,542
		0.06%		04/03/14	150,000,000	149,999,542
		1.25%		04/15/14	15,000,000	15,006,193
		0.05%		04/17/14	75,000,000	74,998,367
		0.06%		04/24/14	20,000,000	19,999,233
		0.08%		04/24/14	175,000,000	174,991,000
		0.09%		06/26/14	150,000,000	149,969,183
		0.63%		07/15/14	125,000,000	125,200,098
		2.63%		07/31/14	25,000,000	25,205,214

						900,368,372

Total Fixed-Rate Obligations
(Cost $11,266,418,665)						11,266,418,665

Variable-Rate Obligations 21.5% of net assets

Government Agency Debt 21.1%
Fannie Mae		0.14%	04/20/14	06/20/14	540,605,000	540,633,849
		0.36%	04/01/14	10/27/14	74,550,000	74,669,686
		0.12%	04/27/14	02/27/15	426,837,000	426,866,380
		0.13%	04/05/14	08/05/15	150,000,000	149,958,987

Farm Credit System		0.12%	04/12/14	05/12/14	4,455,000	4,454,974
		0.18%	04/01/14	07/21/14	95,000,000	95,036,716
		0.12%	04/15/14	09/15/14	100,000,000	99,997,658
		0.25%	04/01/14	01/20/15	20,850,000	20,875,497
		0.18%	04/01/14	08/27/15	50,000,000	49,992,963

Federal Home Loan Bank		0.16%	04/01/14	04/04/14	50,000,000	50,000,293
		0.13%	04/01/14	04/15/14	50,000,000	50,001,166
		0.09%		04/22/14	75,000,000	74,999,993
		0.09%		04/25/14	150,000,000	150,000,000
		0.13%	04/01/14	04/25/14	25,000,000	25,001,000
		0.10%	04/02/14	05/02/14	150,000,000	150,000,095
		0.10%	04/15/14	05/15/14	134,000,000	134,000,113
		0.10%	04/16/14	05/16/14	150,000,000	150,005,040
		0.20%	04/01/14	06/11/14	83,000,000	83,020,958
		0.07%	04/16/14	06/16/14	100,000,000	99,998,943
		0.12%	04/26/14	06/26/14	75,000,000	75,001,890
		0.07%	04/15/14	08/15/14	150,000,000	149,997,084
		0.10%	04/20/14	08/20/14	50,000,000	50,000,000
		0.10%	04/21/14	11/21/14	100,000,000	100,000,441
		0.09%	04/26/14	11/26/14	150,000,000	149,985,980
		0.11%	04/19/14	12/19/14	300,000,000	299,994,682
		0.10%	04/07/14	02/05/15	125,000,000	124,999,874
		0.12%	04/12/14	02/12/15	50,000,000	50,000,000
		0.11%	04/23/14	02/23/15	192,000,000	191,991,425
		0.11%	04/10/14	04/10/15	75,000,000	75,000,525
		0.12%	04/21/14	07/21/15	100,000,000	99,979,989
		0.12%	04/10/14	08/10/15	50,000,000	49,989,803

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%	05/26/14	08/26/15	100,000,000	99,979,012
		0.12%	04/17/14	09/17/15	100,000,000	99,985,076
		0.13%	06/17/14	09/17/15	100,000,000	99,977,278
		0.12%	04/28/14	09/28/15	75,000,000	74,988,585
		0.17%	06/09/14	12/09/15	50,000,000	50,000,000
		0.15%	05/10/14	02/10/16	150,000,000	150,000,390

Freddie Mac		0.38%	04/01/14	10/07/14	150,000,000	150,228,399
		0.24%	04/10/14	02/10/15	150,000,000	150,000,000

						4,721,614,744

Treasury Debt 0.4%
United States Treasury Department		0.10%	04/01/14	01/31/16	95,000,000	94,994,889

Total Variable-Rate Obligations
(Cost $4,816,609,633)						4,816,609,633

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 28.1% of net assets

Government Agency Repurchase Agreements* 11.2%
Barclays Capital, Inc
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $262,500,000, 1.25% - 9.25%, due 09/25/18 - 03/20/43)		0.06%		04/07/14	250,002,917	250,000,000

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $463,500,000, 1.81% - 4.29%, due 09/01/19 - 03/01/44)		0.08%		04/01/14	450,001,000	450,000,000

Credit Suisse Securities (USA), LLC
Issued 01/14/14, repurchase date 04/14/14 (Collateralized by U.S. Government Agency Securities valued at $306,006,017, 0.13% - 4.50%, due 04/15/14 - 02/15/44)	a	0.11%		04/14/14	300,082,500	300,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $67,136,468, 0.46% - 5.28%, due 11/15/33 - 10/16/52)		0.12%		04/01/14	64,554,511	64,554,296
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Government Agency Securities valued at $218,100,458, 0.38% - 7.00%, due 03/31/16 - 02/20/44)		0.06%		04/03/14	210,002,450	210,000,000
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $258,945,591, 0.63% - 4.00%, due 09/30/17 - 09/15/43)		0.06%		04/04/14	250,002,917	250,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $127,590,992, 0.25% - 5.75%, due 04/15/16 - 05/15/43)		0.07%		04/07/14	125,001,701	125,000,000

Goldman Sachs & Co
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $53,040,000, 4.00% - 7.00%, due 03/20/39 - 02/20/44)		0.06%		04/02/14	52,000,607	52,000,000
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $86,700,000, 3.00% - 6.00%, due 09/20/38 - 08/15/43)		0.06%		04/04/14	85,000,567	85,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $285,600,001, 3.50% - 5.00%, due 02/01/34 - 06/01/42)		0.06%		04/07/14	280,003,267	280,000,000

JP Morgan Securities, LLC
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $205,902,278, 0.73% - 5.13%, due 05/15/16 - 07/01/43)		0.09%		04/01/14	200,000,500	200,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $154,500,001, 3.00% - 3.50%, due 10/01/32 - 07/01/42)		0.06%		04/07/14	150,001,750	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 0.60% - 6.00%, due 08/25/28 - 08/15/42)		0.06%		04/02/14	100,001,167	100,000,000

						2,516,554,296

Treasury Repurchase Agreement 16.9%
Federal Reserve Bank of New York
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $3,771,005,343, 3.75% - 4.63%, due 02/15/40 - 08/15/41)		0.05%		04/01/14	3,771,005,238	3,771,000,000

Total Repurchase Agreements
(Cost $6,287,554,296)						6,287,554,296

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $22,370,582,594.

*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
a	Illiquid security. At the period end, the value of these amounted to $300,000,000 or 1.3% of net assets.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47701MAR14

6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

93.6%	Fixed-Rate Obligations	20,319,962,892	20,319,962,892
6.3%	Variable-Rate Obligations	1,374,767,763	1,374,767,763

99.9%	Total Investments	21,694,730,655	21,694,730,655
0.1%	Other Assets and Liabilities, Net		18,309,474

100.0%	Net Assets		21,713,040,129

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 93.6% of net assets

Treasury Debt 75.3%
United States Treasury Department		0.06%		04/03/14	775,000,000	774,997,626
		0.05%		04/10/14	705,000,000	704,991,283
		0.06%		04/10/14	250,000,000	249,996,562
		1.25%		04/15/14	379,000,000	379,167,058
		0.03%		04/17/14	176,721,000	176,718,565
		0.04%		04/17/14	500,000,000	499,991,111
		0.05%		04/17/14	400,000,000	399,991,611
		0.06%		04/17/14	2,050,000,000	2,049,944,179
		0.03%		04/24/14	150,000,000	149,996,885
		0.04%		04/24/14	1,275,000,000	1,274,969,725
		0.05%		04/24/14	1,090,000,000	1,089,966,145
		0.06%		04/24/14	200,000,000	199,992,333
		0.07%		04/24/14	325,000,000	324,986,503
		0.08%		04/24/14	50,000,000	49,997,428
		0.10%		04/24/14	445,000,000	444,972,688
		0.11%		04/24/14	650,000,000	649,953,281
		0.25%		04/30/14	850,000,000	850,120,769
		1.88%		04/30/14	286,000,000	286,414,544
		0.02%		05/01/14	250,000,000	249,996,875
		0.04%		05/01/14	92,456,000	92,452,725
		0.05%		05/01/14	5,590,000	5,589,788
		0.04%		05/08/14	79,372,000	79,369,145
		0.05%		05/08/14	1,730,408,000	1,730,319,128
		1.00%		05/15/14	104,000,000	104,109,734
		0.05%		05/22/14	356,020,000	355,997,052
		0.25%		05/31/14	305,000,000	305,086,637
		2.25%		05/31/14	69,000,000	69,246,888
		0.75%		06/15/14	520,000,000	520,726,853
		0.04%		06/26/14	35,000,000	34,996,906
		2.63%		06/30/14	100,000,000	100,627,761
		0.63%		07/15/14	115,000,000	115,184,090
		0.13%		07/31/14	365,000,000	365,043,481
		2.63%		07/31/14	375,000,000	378,100,144
		0.07%		08/28/14	141,000,000	140,958,566

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		2.38%		08/31/14	306,000,000	308,862,865
		0.38%		11/15/14	125,000,000	125,210,745
		4.25%		11/15/14	94,000,000	96,390,930
		2.63%		12/31/14	345,000,000	351,471,113
		0.25%		01/31/15	110,000,000	110,130,850
		4.00%		02/15/15	150,000,000	155,071,907

						16,352,112,479

Government Agency Debt 18.3%
Fannie Mae		0.13%		07/23/14	75,000,000	74,969,396
		0.10%		09/24/14	7,170,000	7,166,670
		0.63%		10/30/14	50,000,000	50,139,816

Farm Credit System		0.11%		11/25/14	3,500,000	3,497,455

Federal Home Loan Bank		0.07%		04/02/14	25,000,000	24,999,955
		0.05%		04/04/14	200,000,000	199,999,150
		0.09%		04/04/14	25,000,000	24,999,812
		0.10%		04/04/14	1,700,000	1,699,986
		0.06%		04/09/14	94,485,000	94,483,740
		0.09%		04/11/14	24,020,000	24,019,399
		0.10%		04/11/14	116,000,000	115,996,939
		0.06%		04/16/14	143,900,000	143,896,223
		0.07%		04/16/14	50,000,000	49,998,646
		0.06%		04/23/14	10,000,000	9,999,633
		0.07%		04/25/14	5,000,000	4,999,777
		0.11%		05/07/14	3,906,000	3,905,570
		0.10%		05/08/14	68,000,000	67,998,914
		0.07%		05/14/14	64,000,000	63,994,649
		0.07%		05/16/14	483,400,000	483,357,702
		0.07%		05/19/14	41,400,000	41,396,412
		0.14%		05/20/14	29,575,000	29,576,137
		0.07%		05/21/14	28,300,000	28,297,249
		0.07%		05/23/14	10,000,000	9,998,989
		0.12%		05/23/14	30,000,000	29,994,800
		0.10%		05/27/14	200,000,000	199,990,501
		0.06%		05/28/14	10,000,000	9,999,050
		0.12%		05/28/14	96,400,000	96,381,684
		1.38%		05/28/14	141,145,000	141,419,248
		0.13%		05/30/14	12,256,000	12,253,389
		0.11%		06/02/14	150,000,000	149,994,521
		0.08%		06/06/14	18,913,000	18,910,399
		0.14%		06/06/14	60,000,000	59,985,150
		0.07%		06/11/14	20,000,000	19,997,121
		5.38%		06/13/14	10,405,000	10,513,455
		0.13%		06/18/14	26,975,000	26,972,869
		5.25%		06/18/14	59,255,000	59,905,512
		0.13%		07/07/14	70,930,000	70,933,681
		0.11%		07/09/14	25,000,000	24,992,437
		0.11%		07/16/14	8,590,000	8,587,218
		0.10%		07/30/14	10,000,000	9,996,667
		5.50%		08/13/14	5,185,000	5,286,648
		0.12%		08/14/14	50,000,000	49,995,089
		0.12%		08/15/14	103,300,000	103,287,325
		0.13%		08/22/14	150,000,000	150,008,523
		0.17%		08/22/14	45,000,000	45,011,928
		0.17%		08/26/14	10,000,000	10,002,941
		0.17%		08/28/14	100,000,000	100,028,545
		0.18%		08/28/14	68,000,000	68,021,615
		0.09%		09/03/14	50,000,000	49,980,625
		0.10%		09/03/14	100,000,000	99,959,097
		0.16%		10/10/14	78,840,000	78,839,083
		0.13%		11/04/14	60,000,000	59,983,409
		0.12%		11/28/14	38,650,000	38,618,951

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Freddie Mac		0.38%		04/28/14	223,301,000	223,345,139
		0.12%		05/27/14	5,000,000	4,999,067
		0.12%		06/02/14	20,000,000	19,995,867
		0.12%		06/18/14	100,000,000	99,974,000
		5.00%		07/15/14	18,764,000	19,026,766
		0.14%		08/19/14	50,223,000	50,195,656
		1.00%		08/20/14	16,200,000	16,252,455
		0.09%		09/02/14	49,000,000	48,981,135
		0.15%		10/20/14	10,000,000	9,991,583
		0.17%		11/17/14	71,410,000	71,332,441
		0.32%		12/03/14	28,000,000	28,026,421
		0.14%		02/09/15	6,494,000	6,486,183

						3,967,850,413

Total Fixed-Rate Obligations
(Cost $20,319,962,892)						20,319,962,892

Variable-Rate Obligations 6.3% of net assets

Treasury Debt 6.3%
United States Treasury Department		0.10%	04/01/14	01/31/16	1,375,000,000	1,374,767,763

Total Variable-Rate Obligations
(Cost $1,374,767,763)						1,374,767,763

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $21,694,730,655.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47702MAR14

4

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

77.2%	Fixed-Rate Obligations	1,030,565,806	1,030,565,806
6.4%	Variable-Rate Obligations	84,982,662	84,982,662
16.3%	Repurchase Agreements	218,066,494	218,066,494

99.9%	Total Investments	1,333,614,962	1,333,614,962
0.1%	Other Assets and Liabilities, Net		1,781,642

100.0%	Net Assets		1,335,396,604

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 77.2% of net assets

Treasury Debt 58.7%
United States Treasury Department		0.05%		04/03/14	35,000,000	34,999,903
		0.06%		04/03/14	20,000,000	19,999,939
		1.25%		04/15/14	20,000,000	20,008,892
		0.05%		04/17/14	25,000,000	24,999,456
		0.04%		04/24/14	25,000,000	24,999,433
		0.05%		04/24/14	10,000,000	9,999,674
		0.08%		04/24/14	25,000,000	24,998,714
		0.10%		04/24/14	5,000,000	4,999,681
		0.11%		04/24/14	50,000,000	49,996,406
		0.25%		04/30/14	110,000,000	110,015,692
		1.88%		04/30/14	10,000,000	10,014,533
		0.05%		05/08/14	50,000,000	49,997,430
		1.00%		05/15/14	10,000,000	10,010,551
		0.05%		05/22/14	50,000,000	49,996,281
		0.25%		05/31/14	25,000,000	25,006,873
		2.25%		05/31/14	25,000,000	25,088,765
		0.75%		06/15/14	50,000,000	50,068,918
		0.04%		06/26/14	15,000,000	14,998,674
		0.25%		06/30/14	20,000,000	20,008,842
		2.63%		06/30/14	25,000,000	25,156,504
		0.63%		07/15/14	10,000,000	10,016,008
		0.13%		07/31/14	25,000,000	25,001,593
		2.63%		07/31/14	47,000,000	47,390,281
		4.25%		08/15/14	10,000,000	10,153,451
		0.07%		08/28/14	9,000,000	8,997,355
		2.38%		08/31/14	10,000,000	10,093,498
		2.38%		10/31/14	15,000,000	15,194,724
		0.38%		11/15/14	10,000,000	10,016,860
		4.25%		11/15/14	6,000,000	6,152,613
		2.63%		12/31/14	30,000,000	30,562,287
		0.25%		01/31/15	5,000,000	5,005,948

						783,949,779

 1

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 18.5%
Fannie Mae		0.11%		11/17/14	1,200,000	1,199,157

Federal Home Loan Bank		0.05%		04/04/14	20,000,000	19,999,915
		0.09%		04/04/14	5,000,000	4,999,962
		0.07%		04/16/14	30,000,000	29,999,187
		0.06%		04/23/14	15,000,000	14,999,450
		0.07%		04/25/14	5,000,000	4,999,777
		0.11%		05/07/14	5,000,000	4,999,450
		0.10%		05/08/14	5,000,000	4,999,920
		0.07%		05/14/14	15,000,000	14,998,746
		0.14%		05/16/14	10,000,000	9,998,312
		0.07%		05/19/14	5,000,000	4,999,567
		0.14%		05/20/14	5,000,000	5,000,192
		0.11%		06/02/14	10,000,000	9,999,635
		0.07%		06/11/14	20,000,000	19,997,120
		5.25%		06/18/14	20,000,000	20,219,477
		0.13%		08/22/14	5,000,000	5,000,284
		0.17%		08/22/14	5,000,000	5,001,325
		0.18%		08/28/14	10,000,000	10,003,179
		0.23%		10/08/14	15,700,000	15,705,547

Freddie Mac		0.38%		04/28/14	25,000,000	25,004,840
		0.12%		05/27/14	5,000,000	4,999,067
		0.10%		08/26/14	500,000	499,806
		0.17%		11/17/14	4,000,000	3,995,656
		0.11%		11/19/14	5,000,000	4,996,456

						246,616,027

Total Fixed-Rate Obligations
(Cost $1,030,565,806)						1,030,565,806

Variable-Rate Obligations 6.4% of net assets

Treasury Debt 6.4%
United States Treasury Department		0.10%	04/01/14	01/31/16	85,000,000	84,982,662

Total Variable-Rate Obligations
(Cost $84,982,662)						84,982,662

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 16.3% of net assets

Treasury Repurchase Agreements 16.3%
Barclays Capital, Inc.
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $151,027,826, 0.25% - 0.38%, due 01/15/15 - 08/31/15)		0.06%		04/01/14	148,066,741	148,066,494
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Treasury Securities valued at $51,000,053, 1.00%, due 09/30/16)		0.05%		04/07/14	50,000,486	50,000,000

2

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc.
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $20,400,077, 0.00% - 0.38%, due 06/26/14 - 03/31/16)		0.05%		04/01/14	20,000,028	20,000,000

Total Repurchase Agreements
(Cost $218,066,494)						218,066,494

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $1,333,614,962.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

 3

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG74266MAR14

4

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

55.8%		Fixed-Rate Obligations	6,907,926,200	6,907,926,200
18.2%		Variable-Rate Obligations	2,253,929,059	2,253,929,059
26.2%		Repurchase Agreements	3,251,335,312	3,251,335,312

100.2%		Total Investments	12,413,190,571	12,413,190,571
(0	.2)%	Other Assets and Liabilities, Net		(27,583,397)

100.0%		Net Assets		12,385,607,174

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 55.8% of net assets

Asset Backed Commercial Paper 7.6%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		05/23/14	36,000,000	35,983,360

CAFCO, LLC	a,b,c	0.23%		09/05/14	30,000,000	29,969,908

Cancara Asset Securitisation, LLC	a,b,c	0.26%		07/31/14	21,000,000	20,981,648

Cedar Springs Capital Co	a,b,c	0.24%		06/06/14	14,000,000	13,993,840

Charta, LLC	a,b,c	0.24%		08/12/14	76,000,000	75,932,613
	a,b,c	0.24%		08/18/14	1,000,000	999,074

Ciesco, LLC	a,b,c	0.36%		05/01/14	10,000,000	9,997,000
	a,b,c	0.25%		08/04/14	11,000,000	10,990,452
	a,b,c	0.23%		09/05/14	43,000,000	42,956,869

Collateralized Commercial Paper Co, LLC	a,b	0.15%		04/15/14	134,000,000	133,992,183
	a,b	0.30%		08/05/14	20,000,000	19,979,000

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	24,000,000	23,977,200

CRC Funding, LLC	a,b,c	0.25%		06/16/14	50,000,000	49,973,611

Crown Point Capital Co, LLC	a,b,c	0.17%		04/07/14	26,000,000	25,999,263
	a,b,c	0.22%		06/02/14	24,000,000	23,990,907

Gemini Securitization Corp, LLC	a,b,c	0.35%		09/30/14	51,000,000	50,909,758

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.18%		04/29/14	11,000,000	10,998,460
	a,b,c	0.18%		05/01/14	7,000,000	6,998,950

MetLife Short Term Funding, LLC	a,b,c	0.11%		04/02/14	91,900,000	91,899,719
	a,b,c	0.11%		04/14/14	53,590,000	53,587,871
	a,b,c	0.12%		04/17/14	42,000,000	41,997,760

 1

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		05/12/14	100,000,000	99,980,639

Sheffield Receivables Corp	a,b,c	0.20%		05/21/14	26,000,000	25,992,778

Thunder Bay Funding, LLC	a,b,c	0.22%		09/22/14	32,000,000	31,965,973

						934,048,836

Financial Company Commercial Paper 3.8%
BPCE SA	c	0.26%		05/06/14	4,000,000	3,998,989
	c	0.26%		06/05/14	117,000,000	116,945,174

ING (U.S.) Funding, LLC	a	0.24%		05/02/14	29,000,000	28,994,007
	a	0.30%		10/01/14	75,000,000	74,885,625

JP Morgan Securities, LLC		0.40%		08/26/14	71,000,000	70,884,034

Nationwide Building Society		0.23%		04/01/14	18,000,000	18,000,000
		0.18%		05/27/14	10,000,000	9,997,200
		0.20%		06/19/14	13,000,000	12,994,294

NRW.BANK		0.07%		04/01/14	3,000,000	3,000,000

PNC Bank, NA		0.30%		11/06/14	47,000,000	47,000,000
		0.30%		12/12/14	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	1,000,000	1,000,000
		0.29%		04/21/14	12,000,000	11,998,100
		0.28%		06/02/14	19,000,000	18,991,001
		0.27%		07/14/14	2,000,000	1,998,440
		0.27%		07/16/14	5,000,000	4,996,025
		0.26%		10/03/14	26,000,000	25,965,261

Societe Generale North America, Inc	a	0.27%		05/02/14	3,000,000	2,999,303

						474,647,453

Other Commercial Paper 0.3%
General Electric Co		0.05%		04/03/14	32,000,000	31,999,911

Sunshine State Government Financing Commission
CP Revenue Taxable Notes Series H	a	0.20%		07/09/14	7,230,000	7,230,000

						39,229,911

Certificate of Deposit 38.4%
Abbey National Treasury Services PLC	a	0.08%		04/02/14	5,000,000	5,000,000
	a	0.08%		04/04/14	55,000,000	55,000,000
	a	0.23%		04/16/14	3,000,000	3,000,000

Bank of Montreal		0.07%		04/02/14	240,000,000	240,000,000

Bank of Nova Scotia		0.18%		04/14/14	28,000,000	28,000,000
		0.22%		05/20/14	64,000,000	64,000,000

Bank of the West		0.23%		06/11/14	20,000,000	20,000,000
		0.23%		06/25/14	42,000,000	42,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		05/07/14	51,000,000	51,000,000
		0.32%		05/23/14	3,000,000	3,000,000
		0.32%		05/28/14	56,000,000	56,000,000
		0.25%		07/01/14	6,000,000	6,000,000
		0.25%		07/22/14	55,000,000	55,000,000
		0.29%		10/08/14	18,000,000	18,000,000

2

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Barclays Bank PLC		0.25%		04/07/14	58,000,000	58,000,000
		0.30%		07/21/14	91,000,000	91,000,000
		0.43%		10/01/14	56,000,000	56,000,000

BNP Paribas		0.30%		04/01/14	124,000,000	124,000,000
		0.30%		04/04/14	18,000,000	18,000,000
		0.30%		08/20/14	98,000,000	98,000,000
		0.47%		08/25/14	57,000,000	57,000,000
		0.30%		09/03/14	17,000,000	17,000,000

Branch Banking & Trust Co		0.09%		04/28/14	32,000,000	32,000,000

Chase Bank USA, NA		0.38%		12/05/14	87,000,000	87,000,000
		0.38%		01/02/15	13,000,000	13,000,000

Citibank, NA		0.35%		05/01/14	27,000,000	27,000,000
		0.26%		06/25/14	80,000,000	80,000,000
		0.26%		06/27/14	99,000,000	99,000,000
		0.23%		08/25/14	25,000,000	25,000,000
		0.23%		09/19/14	53,000,000	53,000,000
		0.23%		09/25/14	64,000,000	64,000,000

Credit Agricole Corporate & Investment Bank		0.23%		06/26/14	123,000,000	123,000,000

Credit Suisse AG		0.25%		04/01/14	58,000,000	58,000,000
		0.25%		04/29/14	23,000,000	23,000,000
		0.25%		05/15/14	47,000,000	47,000,000
		0.25%		05/28/14	64,000,000	64,000,000
		0.26%		06/25/14	36,000,000	36,000,000

Deutsche Bank AG		0.27%		04/29/14	44,000,000	44,000,000
		0.28%		06/26/14	90,000,000	90,000,000
		0.27%		07/17/14	99,000,000	99,000,000
		0.28%		08/12/14	1,000,000	1,000,000
		0.45%		11/21/14	85,000,000	85,000,000

ING Bank NV		0.39%		04/01/14	31,000,000	31,000,000
		0.34%		05/01/14	17,000,000	17,000,000
		0.36%		05/01/14	3,000,000	3,000,000
		0.30%		09/18/14	24,000,000	24,000,000
		0.46%		10/28/14	68,000,000	68,000,000

JPMorgan Chase Bank, NA		0.32%		04/23/14	9,000,000	9,000,000
		0.32%		04/28/14	40,000,000	40,000,000
		0.37%		07/29/14	73,000,000	73,000,000
		0.35%		08/06/14	74,000,000	74,000,000
		0.38%		01/02/15	27,000,000	27,000,000
		0.32%		02/03/15	78,000,000	78,000,000

Lloyds Bank PLC		0.28%		05/21/14	40,000,000	40,000,000
		0.28%		05/27/14	2,000,000	2,000,000
		0.27%		06/23/14	64,000,000	64,000,000
		0.37%		10/28/14	123,000,000	123,000,000
		0.48%		03/17/15	25,000,000	25,000,000
		0.48%		03/18/15	22,000,000	22,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		04/23/14	78,000,000	78,000,000
		0.26%		04/24/14	66,000,000	66,000,000
		0.25%		07/09/14	61,000,000	61,000,000

Mizuho Bank Ltd		0.26%		04/24/14	70,000,000	70,000,000
		0.22%		04/25/14	22,000,000	22,000,000
		0.25%		06/12/14	19,000,000	19,000,000
		0.25%		07/14/14	35,000,000	35,000,000

 3

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		08/08/14	40,000,000	40,000,000

Natixis SA		0.23%		04/01/14	8,000,000	8,000,000
		0.27%		05/05/14	37,000,000	37,000,000
		0.24%		06/17/14	3,000,000	3,000,000

Nordea Bank Finland PLC		0.07%		04/01/14	23,000,000	23,000,000

Oversea-Chinese Banking Corp, Ltd		0.08%		04/07/14	95,000,000	95,000,000
		0.25%		10/08/14	27,000,000	27,000,000

Rabobank Nederland		0.31%		06/02/14	123,000,000	123,000,000
		0.30%		06/03/14	10,000,000	10,000,000
		0.27%		06/20/14	52,000,000	52,000,000
		0.25%		07/02/14	97,000,000	97,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	30,000,000	30,000,000
		0.28%		05/02/14	2,000,000	2,000,000
		0.25%		09/03/14	4,000,000	4,000,000
		0.26%		09/25/14	25,000,000	25,000,000

Sumitomo Mitsui Banking Corp		0.22%		04/08/14	9,000,000	9,000,000
		0.26%		04/25/14	33,000,000	33,000,000
		0.25%		05/08/14	46,000,000	46,000,000
		0.31%		05/27/14	5,000,000	5,000,000
		0.31%		06/05/14	54,000,000	54,000,000
		0.31%		06/10/14	40,000,000	40,000,000
		0.21%		06/12/14	27,000,000	27,000,000
		0.21%		06/23/14	20,000,000	20,000,000
		0.25%		09/03/14	69,000,000	69,000,000
		0.25%		09/10/14	24,000,000	24,000,000
		0.29%		10/09/14	13,000,000	13,000,000
		0.30%		10/14/14	33,000,000	33,000,000
		0.30%		11/13/14	2,000,000	2,000,000
		0.37%		02/06/15	40,000,000	40,000,000
		0.37%		02/10/15	6,000,000	6,000,000

Sumitomo Mitsui Trust Bank Ltd		0.21%		05/29/14	43,000,000	43,000,000
		0.21%		06/10/14	2,000,000	2,000,000
		0.21%		06/18/14	81,000,000	81,000,000

Toronto-Dominion Bank		0.12%		04/08/14	34,000,000	34,000,000
		0.12%		04/28/14	100,000,000	100,000,000
		0.12%		05/06/14	103,000,000	103,000,000
		0.21%		06/06/14	12,000,000	12,000,000

						4,758,000,000

Other Instrument 3.3%
Australia & New Zealand Banking Group Ltd		0.13%		04/03/14	211,000,000	211,000,000
		0.12%		04/04/14	49,000,000	49,000,000
		0.11%		04/07/14	29,000,000	29,000,000

Canadian Imperial Bank of Commerce		0.05%		04/04/14	71,000,000	71,000,000

Swedbank AB		0.07%		04/02/14	50,000,000	50,000,000

						410,000,000

Other Note 2.4%
Bank of America, NA		0.20%		06/09/14	48,000,000	48,000,000
		0.25%		06/17/14	4,000,000	4,000,000
		0.26%		07/22/14	101,000,000	101,000,000
		0.26%		08/15/14	3,000,000	3,000,000

4

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.26%		08/18/14	86,000,000	86,000,000
		0.26%		08/29/14	50,000,000	50,000,000

						292,000,000

Total Fixed-Rate Obligations
(Cost $6,907,926,200)						6,907,926,200

Variable-Rate Obligations 18.2% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.21%	04/07/14	12/05/14	40,000,000	40,000,000

Financial Company Commercial Paper 1.4%
Commonwealth Bank of Australia		0.22%	04/03/14	11/26/14	10,000,000	10,000,000
		0.22%	04/09/14	01/09/15	20,500,000	20,500,000
		0.23%	04/22/14	01/16/15	111,000,000	111,000,000

Westpac Banking Corp	c	0.23%	04/01/14	01/12/15	30,000,000	30,000,000

						171,500,000

Certificate of Deposit 11.4%
Abbey National Treasury Services PLC	a	0.31%	04/04/14	05/05/14	59,000,000	59,000,000

Bank of Nova Scotia		0.22%	04/09/14	09/09/14	59,000,000	59,000,000

Commonwealth Bank of Australia		0.23%	04/25/14	02/25/15	60,000,000	60,000,000

Mitsubishi UFJ Trust & Banking Corp		0.21%	04/23/14	07/23/14	108,000,000	108,000,000

Royal Bank of Canada		0.27%	04/24/14	06/24/14	76,000,000	76,000,000
		0.24%	04/04/14	03/04/15	28,000,000	28,000,000

Toronto-Dominion Bank		0.21%	04/17/14	06/17/14	127,000,000	127,000,000
		0.21%	04/22/14	06/18/14	50,000,000	50,000,000
		0.21%	04/22/14	06/19/14	140,000,000	140,000,000

Wells Fargo Bank, NA		0.21%	04/22/14	05/20/14	42,000,000	42,000,000
		0.22%	04/10/14	01/09/15	147,000,000	147,000,000
		0.23%	04/14/14	01/14/15	180,000,000	180,000,000

Westpac Banking Corp		0.28%	04/01/14	04/25/14	145,000,000	145,000,000
		0.23%	04/01/14	10/29/14	137,000,000	137,000,000
		0.22%	04/28/14	03/27/15	52,000,000	52,000,000

						1,410,000,000

Government Agency Debt 2.8%
Freddie Mac		0.24%	04/10/14	02/10/15	350,000,000	350,000,000

Other Note 1.5%
Bank of America, NA		0.36%	04/07/14	03/05/15	34,000,000	34,000,000

Commonwealth Bank of Australia	c	0.54%	04/28/14	08/27/14	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.32%	04/22/14	04/22/15	50,000,000	50,000,000

Wells Fargo Bank, NA		0.28%	06/16/14	04/15/15	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						189,510,048

 5

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable Rate Demand Note 0.1%
EMF, LLC
Bonds (One Workplace) Series 2012	a	0.18%		04/07/14	4,400,000	4,400,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		04/07/14	2,545,000	2,545,000

						6,945,000

Treasury Debt 0.7%
United States Treasury Department		0.10%	04/01/14	01/31/16	86,000,000	85,974,011

Total Variable-Rate Obligations
(Cost $2,253,929,059)						2,253,929,059

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 26.2% of net assets

Government Agency Repurchase Agreements* 6.1%
Barclays Capital, Inc
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $34,650,000, 2.50% - 4.50%, due 10/20/38 - 11/15/39)		0.05%		04/04/14	33,000,321	33,000,000

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $123,600,000, 2.11% - 4.55%, due 08/01/35 - 04/01/43)		0.08%		04/01/14	120,000,267	120,000,000

Credit Suisse Securities (USA), LLC
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $34,685,337, 0.38% - 1.63%, due 01/15/18 - 07/15/23)		0.05%		04/03/14	34,000,331	34,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $39,102,069, 0.75%, due 03/15/17)		0.12%		04/01/14	38,335,440	38,335,312
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Government Agency Securities valued at $40,917,427, 0.75% - 1.70%, due 03/15/17 - 11/21/18)		0.06%		04/03/14	40,000,467	40,000,000
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $17,679,226, 0.46% - 5.28%, due 05/15/23 - 06/16/53)		0.06%		04/04/14	17,000,198	17,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Treasury Securities valued at $16,320,068, 0.38%, due 03/31/16)		0.07%		04/07/14	16,000,218	16,000,000

Goldman Sachs & Co
Issued 03/25/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $75,480,001, 4.00% - 6.50%, due 09/20/38 - 02/15/44)		0.06%		04/01/14	74,000,863	74,000,000
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $25,500,001, 4.00% - 4.50%, due 08/01/41 - 01/01/42)		0.09%		04/01/14	25,000,063	25,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $47,940,000, 4.00% - 6.00%, due 08/20/33 - 03/15/44)		0.06%		04/02/14	47,000,548	47,000,000

6

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $47,940,000, 3.50% - 5.50%, due 11/15/28 - 11/15/43)		0.06%		04/04/14	47,000,313	47,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $9,180,001, 3.50% - 4.50%, due 12/15/24 - 03/20/44)		0.06%		04/07/14	9,000,105	9,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 0.60% - 6.50%, due 02/15/32 - 08/15/42)		0.08%		04/01/14	100,000,222	100,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $158,620,001, 2.00% - 6.00%, due 02/15/27 - 03/16/47)		0.06%		04/02/14	154,001,797	154,000,000

						754,335,312

Treasury Repurchase Agreements 16.1%
Barclays Capital, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $20,400,062, 1.00%, due 09/30/16)		0.06%		04/01/14	20,000,033	20,000,000

Federal Reserve Bank of New York
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $1,982,002,857, 4.75%, due 02/15/41)		0.05%		04/01/14	1,982,002,753	1,982,000,000

						2,002,000,000

Other Repurchase Agreements** 4.0%
BNP Paribas Securities Corp
Issued 03/18/14, repurchase date 05/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,300,000, 4.50% - 6.55%, due 02/27/17 - 09/15/43)		0.27%		04/07/14	6,000,900	6,000,000
Issued 03/24/14, repurchase date 05/22/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,700,000, 5.50% - 9.25%, due 02/12/15 - 06/01/36)		0.42%		04/07/14	18,002,940	18,000,000

Credit Suisse Securities (USA), LLC
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $68,675,047, 0.25% - 6.00%, due 09/15/14 - 12/11/49)		0.68%		04/02/14	60,134,867	60,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,462,526, 0.24% - 5.50%, due 09/15/15 - 06/25/47)		0.68%		04/04/14	30,068,567	30,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $70,944,382, 0.24% - 8.06%, due 09/15/14 - 12/11/49)	d	0.68%		04/11/14	62,144,047	62,000,000
Issued 01/30/14, repurchase date 05/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,899,466, 0.24% - 7.58%, due 09/15/15 - 02/12/51)	d	0.67%		05/01/14	6,010,162	6,000,000
Issued 01/29/14, repurchase date 05/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $69,450,309, 0.25% - 8.06%, due 04/15/14 - 08/15/56)	d	0.67%		05/07/14	62,113,081	62,000,000

 7

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 03/19/14, repurchase date 09/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $75,915,686, 3.40% - 8.44%, due 11/15/15 - 11/10/45)	d	0.62%		06/29/14	66,115,940	66,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/24/14, repurchase date 06/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $212,750,001, 0.00% - 10.75%, due 11/01/16 - 02/15/55)	d	0.57%		05/05/14	185,123,025	185,000,000

						495,000,000

Total Repurchase Agreements
(Cost $3,251,335,312)						3,251,335,312

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $12,413,190,571.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,021,021,816 or 8.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $386,510,048 or 3.1% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

8

 Schwab Value Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47698MAR14

 9

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

58.0%		Fixed-Rate Obligations	22,428,975,542	22,428,975,542
18.8%		Variable-Rate Obligations	7,286,291,173	7,286,291,173
23.4%		Repurchase Agreements	9,041,494,776	9,041,494,776

100.2%		Total Investments	38,756,761,491	38,756,761,491
(0	.2)%	Other Assets and Liabilities, Net		(83,198,930)

100.0%		Net Assets		38,673,562,561

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.0% of net assets

Asset Backed Commercial Paper 5.0%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		05/23/14	33,000,000	32,984,747

CAFCO, LLC	a,b,c	0.25%		08/04/14	9,000,000	8,992,187
	a,b,c	0.23%		09/05/14	77,000,000	76,922,765
	a,b,c	0.23%		09/10/14	58,000,000	57,939,970

Cancara Asset Securitisation, LLC	a,b,c	0.19%		05/12/14	96,000,000	95,979,227
	a,b,c	0.26%		07/31/14	4,000,000	3,996,504

Cedar Springs Capital Co	a,b,c	0.24%		06/06/14	30,000,000	29,986,800

Charta, LLC	a,b,c	0.34%		05/12/14	100,000,000	99,961,278
	a,b,c	0.25%		06/25/14	22,000,000	21,987,014
	a,b,c	0.25%		08/04/14	14,000,000	13,987,847
	a,b,c	0.23%		09/26/14	67,000,000	66,923,806

Ciesco, LLC	a,b,c	0.25%		08/05/14	36,000,000	35,968,500
	a,b,c	0.22%		08/14/14	50,000,000	49,958,750
	a,b,c	0.23%		08/18/14	12,000,000	11,989,343
	a,b,c	0.23%		09/05/14	193,000,000	192,806,410

Collateralized Commercial Paper Co, LLC	a,b	0.15%		04/15/14	40,000,000	39,997,667
	a,b	0.30%		05/19/14	29,000,000	28,988,400
	a,b	0.30%		05/20/14	61,000,000	60,975,092
	a,b	0.30%		06/24/14	51,000,000	50,964,300
	a,b	0.30%		08/05/14	81,000,000	80,914,950
	a,b	0.30%		08/08/14	61,000,000	60,934,425
	a,b	0.30%		08/19/14	157,000,000	156,816,833

CRC Funding, LLC	a,b,c	0.25%		06/26/14	28,000,000	27,983,278
	a,b,c	0.25%		08/06/14	133,000,000	132,882,701
	a,b,c	0.24%		08/18/14	50,000,000	49,953,667
	a,b,c	0.23%		09/26/14	100,000,000	99,886,278

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Crown Point Capital Co, LLC	a,b,c	0.17%		04/07/14	1,000,000	999,972
	a,b,c	0.24%		04/09/14	66,000,000	65,996,479
	a,b,c	0.22%		06/02/14	47,000,000	46,982,192
	a,b,c	0.22%		07/07/14	98,000,000	97,941,908

Gemini Securitization Corp, LLC	a,b,c	0.34%		10/01/14	40,000,000	39,930,867

Govco, LLC	a,b,c	0.34%		05/05/14	21,000,000	20,993,257

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.18%		04/29/14	15,000,000	14,997,900

Ridgefield Funding Co, LLC	a,b,c	0.31%		08/07/14	45,000,000	44,950,400

						1,923,475,714

Financial Company Commercial Paper 4.4%
BPCE SA	c	0.26%		05/01/14	90,000,000	89,980,500
	c	0.26%		05/06/14	79,000,000	78,980,031
	c	0.26%		06/05/14	26,000,000	25,988,002

General Electric Capital Corp		0.20%		06/04/14	50,000,000	49,982,222
		0.21%		07/15/14	62,000,000	61,962,025
		0.20%		08/08/14	100,000,000	99,928,333

ING (U.S.) Funding, LLC	a	0.24%		05/02/14	7,000,000	6,998,553

JP Morgan Chase & Co		0.35%		05/19/14	21,000,000	20,990,200

JP Morgan Securities, LLC		0.30%		05/21/14	34,000,000	33,985,833
		0.40%		08/26/14	209,000,000	208,658,633

Nationwide Building Society		0.23%		04/01/14	2,000,000	2,000,000
		0.20%		05/13/14	16,000,000	15,996,267
		0.20%		05/23/14	130,000,000	129,962,445
		0.18%		05/27/14	40,000,000	39,988,800
		0.20%		06/05/14	74,000,000	73,973,278
		0.20%		06/19/14	94,000,000	93,958,744

NRW.BANK		0.07%		04/01/14	117,000,000	117,000,000

Oversea-Chinese Banking Corp, Ltd		0.24%		07/22/14	50,000,000	49,962,667

PNC Bank, NA		0.30%		11/06/14	60,000,000	60,000,000
		0.30%		12/12/14	54,000,000	54,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	50,000,000	50,000,000
		0.28%		04/15/14	84,000,000	83,990,853
		0.29%		04/21/14	37,000,000	36,994,142
		0.28%		06/02/14	11,000,000	10,994,790
		0.26%		07/10/14	2,000,000	1,998,556
		0.27%		07/14/14	95,000,000	94,925,900
		0.26%		10/03/14	97,000,000	96,870,397

						1,690,071,171

Other Commercial Paper 1.5%
General Electric Co		0.05%		04/03/14	105,000,000	104,999,709

San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB Series 2003A	a	0.25%		05/16/14	7,500,000	7,500,000

Toyota Motor Credit Corp		0.21%		04/15/14	46,000,000	45,996,243
		0.26%		06/20/14	50,000,000	49,971,111
		0.24%		10/20/14	358,000,000	357,517,893

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%		10/21/14	2,000,000	1,997,294

						567,982,250

Certificate of Deposit 40.2%
Abbey National Treasury Services PLC	a	0.08%		04/02/14	1,000,000	1,000,000
	a	0.08%		04/04/14	117,000,000	117,000,000
	a	0.23%		04/16/14	70,000,000	70,000,000

Bank of Montreal		0.07%		04/01/14	665,000,000	665,000,000
		0.07%		04/02/14	15,000,000	15,000,000

Bank of Nova Scotia		0.18%		04/14/14	145,000,000	145,000,000
		0.20%		04/28/14	150,000,000	150,000,000
		0.22%		05/20/14	15,000,000	15,000,000

Bank of the West		0.25%		04/14/14	188,000,000	188,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.10%		04/03/14	235,000,000	235,000,000
		0.25%		05/07/14	157,000,000	157,000,000
		0.32%		05/14/14	108,000,000	108,000,000
		0.25%		05/16/14	2,000,000	2,000,000
		0.32%		05/23/14	5,000,000	5,000,000
		0.32%		05/27/14	116,000,000	116,000,000
		0.32%		05/28/14	152,000,000	152,000,000
		0.31%		06/12/14	3,000,000	3,000,000
		0.25%		06/25/14	14,000,000	14,000,000
		0.25%		07/01/14	99,000,000	99,000,000
		0.25%		07/22/14	77,000,000	77,000,000
		0.25%		08/13/14	8,000,000	8,000,000
		0.29%		10/08/14	48,000,000	48,000,000

Barclays Bank PLC		0.30%		07/21/14	214,000,000	214,000,000
		0.30%		07/22/14	99,000,000	99,000,000
		0.30%		07/23/14	11,000,000	11,000,000
		0.43%		09/23/14	82,000,000	82,000,000
		0.43%		10/01/14	85,000,000	85,000,000

BNP Paribas		0.30%		04/01/14	128,000,000	128,000,000
		0.30%		04/04/14	63,000,000	63,000,000
		0.32%		05/06/14	68,000,000	68,000,000
		0.32%		06/13/14	43,000,000	43,000,000
		0.30%		08/20/14	35,000,000	35,000,000
		0.47%		08/25/14	167,000,000	167,000,000
		0.30%		08/27/14	121,500,000	121,500,000
		0.30%		09/03/14	183,000,000	183,000,000
		0.30%		09/24/14	25,000,000	25,000,000

Chase Bank USA, NA		0.38%		12/05/14	149,000,000	149,000,000
		0.35%		01/26/15	33,000,000	33,000,000

Citibank, NA		0.35%		05/01/14	164,000,000	164,000,000
		0.35%		05/02/14	65,000,000	65,000,000
		0.26%		06/25/14	325,000,000	325,000,000
		0.26%		06/27/14	2,000,000	2,000,000
		0.23%		08/25/14	68,000,000	68,000,000
		0.23%		09/25/14	147,000,000	147,000,000

Credit Agricole Corporate and Investment Bank		0.11%		04/02/14	20,000,000	20,000,000
		0.10%		04/04/14	10,000,000	10,000,000
		0.25%		07/02/14	26,000,000	26,000,000
		0.25%		07/07/14	143,000,000	143,000,000

Credit Agricole SA		0.24%		07/03/14	262,000,000	262,000,000

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse AG		0.25%		04/01/14	205,000,000	205,000,000
		0.25%		04/29/14	126,000,000	126,000,000
		0.25%		05/08/14	146,000,000	146,000,000
		0.25%		05/28/14	99,000,000	99,000,000
		0.25%		06/11/14	4,000,000	4,000,000
		0.26%		06/20/14	10,000,000	10,000,000
		0.26%		06/25/14	7,000,000	7,000,000
		0.28%		10/06/14	77,000,000	77,000,000

Deutsche Bank AG		0.27%		04/29/14	77,000,000	77,000,000
		0.27%		04/30/14	109,000,000	109,000,000
		0.30%		05/27/14	126,000,000	126,000,000
		0.27%		07/17/14	94,000,000	94,000,000
		0.30%		08/28/14	68,000,000	68,000,000
		0.30%		09/03/14	196,000,000	196,000,000
		0.31%		09/24/14	199,000,000	199,000,000
		0.45%		11/21/14	250,000,000	250,000,000

ING Bank NV		0.39%		04/01/14	118,000,000	118,000,000
		0.36%		05/01/14	33,000,000	33,000,000
		0.32%		05/15/14	61,000,000	61,000,000
		0.32%		05/16/14	128,000,000	128,000,000
		0.32%		06/11/14	90,000,000	90,000,000
		0.32%		07/22/14	121,000,000	121,000,000
		0.46%		10/28/14	209,000,000	209,000,000

JPMorgan Chase Bank, NA		0.32%		04/23/14	97,000,000	97,000,000
		0.32%		04/28/14	126,000,000	126,000,000
		0.32%		04/29/14	70,000,000	70,000,000
		0.32%		05/12/14	87,000,000	87,000,000
		0.32%		05/13/14	11,000,000	11,000,000
		0.32%		06/06/14	92,000,000	92,008,395
		0.37%		07/29/14	202,000,000	202,000,000
		0.37%		07/30/14	25,900,000	25,901,720
		0.35%		08/01/14	131,000,000	131,000,000
		0.35%		08/06/14	54,100,000	54,100,000
		0.38%		01/02/15	96,000,000	96,000,000
		0.32%		02/03/15	52,000,000	52,000,000

Lloyds Bank PLC		0.28%		05/15/14	212,000,000	212,000,000
		0.28%		05/27/14	32,000,000	32,000,000
		0.27%		06/10/14	20,000,000	20,000,000
		0.27%		06/23/14	122,000,000	122,000,000
		0.37%		10/28/14	287,000,000	287,000,000
		0.48%		03/12/15	12,000,000	12,000,000
		0.48%		03/17/15	4,000,000	4,000,000
		0.48%		03/18/15	129,000,000	129,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/08/14	80,000,000	80,000,000
		0.25%		04/10/14	98,000,000	98,000,000
		0.26%		04/23/14	168,000,000	168,000,000
		0.25%		05/16/14	13,000,000	13,000,000
		0.25%		05/27/14	1,000,000	1,000,000
		0.25%		09/04/14	75,000,000	75,000,000

Mizuho Bank Ltd		0.26%		04/24/14	250,000,000	250,000,000
		0.22%		04/25/14	400,000,000	400,000,000
		0.26%		06/10/14	126,500,000	126,500,000
		0.26%		06/16/14	5,000,000	5,000,000
		0.25%		07/14/14	12,000,000	12,000,000
		0.25%		08/08/14	45,000,000	45,000,000

Natixis SA		0.23%		04/01/14	111,000,000	111,000,000
		0.27%		05/05/14	195,000,000	195,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%		06/17/14	76,000,000	76,000,000

Nordea Bank Finland PLC		0.07%		04/03/14	100,000,000	100,000,000

Oversea-Chinese Banking Corp, Ltd		0.08%		04/04/14	75,000,000	75,000,000
		0.08%		04/07/14	55,000,000	55,000,000
		0.19%		05/27/14	75,000,000	75,000,000
		0.25%		10/06/14	75,000,000	75,000,000
		0.25%		10/08/14	54,000,000	54,000,000

Rabobank Nederland		0.31%		06/02/14	274,000,000	274,000,000
		0.25%		07/02/14	584,000,000	584,000,000

Skandinaviska Enskilda Banken AB		0.28%		05/02/14	11,000,000	11,000,000
		0.25%		09/03/14	95,000,000	95,000,000

Societe Generale		0.23%		05/05/14	161,000,000	161,000,000

Sumitomo Mitsui Banking Corp		0.22%		04/02/14	4,000,000	4,000,000
		0.22%		04/08/14	54,000,000	54,000,000
		0.26%		04/25/14	93,000,000	93,000,000
		0.25%		05/08/14	4,000,000	4,000,000
		0.25%		05/13/14	108,000,000	108,000,000
		0.21%		05/14/14	69,000,000	69,000,000
		0.31%		05/27/14	41,000,000	41,000,000
		0.31%		06/02/14	111,000,000	111,000,000
		0.31%		06/03/14	15,000,000	15,000,000
		0.22%		06/04/14	112,000,000	112,000,000
		0.31%		06/05/14	32,000,000	32,000,000
		0.31%		06/09/14	88,000,000	88,000,000
		0.21%		06/12/14	41,000,000	41,000,000
		0.25%		06/16/14	14,000,000	14,000,000
		0.25%		07/01/14	65,000,000	65,000,000
		0.25%		08/04/14	15,000,000	15,000,000
		0.25%		09/03/14	26,000,000	26,000,000
		0.25%		09/10/14	154,000,000	154,000,000
		0.30%		09/19/14	18,000,000	18,000,000
		0.30%		10/14/14	21,000,000	21,000,000
		0.30%		11/13/14	50,000,000	50,000,000
		0.30%		11/19/14	58,000,000	58,000,000
		0.37%		02/06/15	65,000,000	65,000,000
		0.37%		02/10/15	77,000,000	77,000,000

Sumitomo Mitsui Trust Bank Ltd		0.21%		04/01/14	22,000,000	22,000,000
		0.21%		06/23/14	130,000,000	130,000,000

Toronto-Dominion Bank		0.06%		04/02/14	99,000,000	99,000,000
		0.06%		04/03/14	391,000,000	391,000,000
		0.05%		04/04/14	169,000,000	169,000,000
		0.12%		04/08/14	319,000,000	319,000,000
		0.21%		04/08/14	173,000,000	173,000,000
		0.12%		05/06/14	141,000,000	141,000,000

Union Bank, NA		0.21%		04/11/14	7,000,000	7,000,000
		0.21%		04/17/14	4,000,000	4,000,000

Wells Fargo Bank, NA		0.22%		06/16/14	12,000,000	12,000,000

						15,560,010,115

Government Agency Debt 1.7%
Federal Home Loan Bank		0.05%		04/02/14	3,000,000	2,999,996
		0.06%		04/02/14	35,241,000	35,240,946
		0.06%		04/04/14	25,500,000	25,499,873

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.07%		04/04/14	3,000,000	2,999,984
		0.06%		04/11/14	28,180,000	28,179,530
		0.06%		04/16/14	67,871,000	67,869,286
		0.06%		04/21/14	35,000,000	34,998,833
		0.07%		04/23/14	71,000,000	70,997,180
		0.06%		04/25/14	10,400,000	10,399,584
		0.07%		04/30/14	20,415,000	20,413,931
		0.06%		05/02/14	40,000,000	39,997,933
		0.07%		05/02/14	46,340,000	46,337,315
		0.06%		05/07/14	42,000,000	41,997,396
		0.07%		05/09/14	3,500,000	3,499,741
		0.07%		05/14/14	242,025,000	242,004,764

						673,436,292

Other Instrument 2.5%
Australia & New Zealand Banking Group Ltd		0.13%		04/03/14	388,000,000	388,000,000
		0.12%		04/04/14	150,000,000	150,000,000
		0.11%		04/07/14	156,000,000	156,000,000

Canadian Imperial Bank of Commerce		0.05%		04/04/14	190,000,000	190,000,000

Citibank, NA		0.11%		04/01/14	40,000,000	40,000,000

Swedbank AB		0.07%		04/02/14	40,000,000	40,000,000

						964,000,000

Other Note 2.7%
Bank of America, NA		0.20%		06/09/14	120,000,000	120,000,000
		0.27%		06/13/14	125,000,000	125,000,000
		0.25%		06/16/14	11,000,000	11,000,000
		0.26%		06/17/14	333,000,000	333,000,000
		0.26%		07/22/14	165,000,000	165,000,000
		0.26%		07/25/14	43,000,000	43,000,000
		0.26%		07/30/14	83,000,000	83,000,000
		0.26%		08/14/14	16,000,000	16,000,000
		0.26%		08/15/14	2,000,000	2,000,000
		0.26%		10/02/14	43,000,000	43,000,000
		0.26%		10/06/14	109,000,000	109,000,000

						1,050,000,000

Total Fixed-Rate Obligations
(Cost $22,428,975,542)						22,428,975,542

Variable-Rate Obligations 18.8% of net assets

Asset Backed Commercial Paper 0.2%
Old Line Funding, LLC	a,b,c	0.21%	04/07/14	12/05/14	100,000,000	100,000,000

Financial Company Commercial Paper 1.4%
Commonwealth Bank of Australia		0.22%	04/03/14	11/26/14	47,000,000	47,000,000
		0.23%	04/07/14	12/05/14	150,000,000	150,001,042
		0.22%	04/09/14	01/09/15	100,000,000	100,000,000

Westpac Banking Corp	c	0.26%	04/22/14	06/19/14	130,000,000	130,000,000
	c	0.22%	04/23/14	09/23/14	100,000,000	100,000,000
	c	0.23%	04/22/14	02/19/15	30,000,000	30,000,000

						557,001,042

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 0.3%
Toyota Motor Credit Corp	a	0.20%	04/25/14	11/19/14	100,000,000	100,000,000

Certificate of Deposit 10.7%
Abbey National Treasury Services PLC	a	0.31%	04/04/14	05/05/14	198,000,000	198,000,000

Bank of Nova Scotia		0.22%	04/09/14	09/09/14	171,000,000	171,000,000
		0.23%	04/16/14	09/16/14	347,000,000	347,000,000
		0.22%	04/25/14	11/25/14	100,000,000	100,000,000

Citibank, NA		0.22%	04/17/14	06/17/14	196,000,000	196,000,000

Commonwealth Bank of Australia		0.22%	04/23/14	01/23/15	325,000,000	325,000,000
		0.24%	04/04/14	03/04/15	80,000,000	80,000,000

Mitsubishi UFJ Trust & Banking Corp		0.22%	04/14/14	07/14/14	58,000,000	58,000,000

Rabobank Nederland		0.24%	04/16/14	09/16/14	226,000,000	226,000,000

Royal Bank of Canada		0.27%	04/24/14	06/24/14	305,000,000	305,000,000
		0.26%	04/17/14	10/17/14	82,000,000	82,000,000
		0.24%	04/04/14	03/04/15	175,000,000	175,000,000

Toronto-Dominion Bank		0.20%	04/29/14	09/02/14	218,000,000	218,000,000

Wells Fargo Bank, NA		0.17%		04/07/14	282,000,000	282,000,000
		0.21%	04/22/14	05/20/14	25,000,000	25,000,000
		0.21%	04/07/14	08/05/14	46,000,000	46,000,000
		0.23%	04/22/14	11/18/14	529,000,000	529,000,000
		0.22%	04/10/14	01/09/15	75,000,000	75,000,000
		0.23%	04/14/14	01/14/15	196,000,000	196,000,000

Westpac Banking Corp		0.28%	04/01/14	04/25/14	202,000,000	202,000,000
		0.24%	04/28/14	08/27/14	240,000,000	240,000,000
		0.22%	04/28/14	03/27/15	77,000,000	77,000,000

						4,153,000,000

Government Agency Debt 0.6%
Freddie Mac		0.24%	04/10/14	02/10/15	220,000,000	220,000,000

Variable Rate Demand Note 0.3%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.17%		04/07/14	6,500,000	6,500,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		04/07/14	4,385,000	4,385,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.10%		04/07/14	5,450,000	5,450,000

Smithsonian Institution
Taxable Bonds Series 2013B	a	0.10%		04/07/14	27,500,000	27,500,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		04/07/14	3,000,000	3,000,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.14%		04/07/14	32,000,000	32,000,000

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Veterans Land Taxable Refunding Bonds Series 2006A		0.14%		04/07/14	22,065,000	22,065,000

						100,900,000

Other Note 4.6%
Bank of America, NA		0.36%	04/07/14	03/05/15	104,000,000	104,000,000

Canadian Imperial Bank of Commerce		0.24%	04/10/14	12/05/14	312,000,000	312,000,000

JPMorgan Chase Bank, NA		0.42%	04/21/14	12/22/14	250,000,000	250,000,000
		0.34%	04/22/14	04/17/15	110,000,000	110,000,000
		0.32%	04/22/14	04/22/15	95,000,000	95,000,000

Royal Bank of Canada		0.30%	04/01/14	04/01/15	125,000,000	125,000,000
		0.33%	04/04/14	04/02/15	243,000,000	243,000,000
	c	0.29%	04/07/14	04/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.28%	06/16/14	04/15/15	100,000,000	100,000,000
		0.33%	06/23/14	04/22/15	275,000,000	275,000,000

Westpac Banking Corp	c	0.54%	04/28/14	04/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,791,447,560

Treasury Debt 0.7%
United States Treasury Department		0.10%	04/01/14	01/31/16	264,000,000	263,942,571

Total Variable-Rate Obligations
(Cost $7,286,291,173)						7,286,291,173

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.4% of net assets

Government Agency Repurchase Agreements* 5.2%
Bank of Nova Scotia
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $102,000,041, 0.00% - 6.25%, due 07/31/14 - 05/15/30)		0.07%		04/01/14	100,000,194	100,000,000

Barclays Capital, Inc
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $109,200,000, 2.00% - 4.50%, due 02/15/34 - 02/25/44)		0.05%		04/04/14	104,001,011	104,000,000

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $463,500,000, 1.91% - 3.85%, due 07/01/28 - 02/01/44)		0.08%		04/01/14	450,001,000	450,000,000

Credit Suisse Securities (USA), LLC
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $115,264,145, 0.38% - 2.38%, due 07/15/14 - 07/15/23)		0.05%		04/03/14	113,001,099	113,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $96,419,100, 1.00% - 6.50%, due 03/31/17 - 12/20/59)		0.12%		04/01/14	93,495,088	93,494,776

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Government Agency Securities valued at $127,920,000, 0.65% - 6.50%, due 04/15/33 - 04/15/43)		0.06%		04/03/14	123,001,435	123,000,000
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $110,996,849, 0.38% - 4.50%, due 03/31/16 - 10/20/43)		0.06%		04/04/14	108,001,260	108,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Treasury Securities valued at $93,840,056, 2.13%, due 01/31/21)		0.07%		04/07/14	92,001,252	92,000,000

Goldman Sachs & Co
Issued 03/25/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $205,020,000, 3.50% - 5.00%, due 08/01/27 - 07/01/42)		0.06%		04/01/14	201,002,345	201,000,000
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $73,440,000, 3.50% - 5.50%, due 01/01/34 - 03/01/42)		0.09%		04/01/14	72,000,180	72,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $24,480,001, 3.50% - 5.50%, due 04/20/27 - 01/15/44)		0.06%		04/02/14	24,000,280	24,000,000
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $148,920,001, 4.00% - 4.50%, due 12/15/41 - 09/20/43)		0.06%		04/04/14	146,000,973	146,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $55,080,000, 4.00% - 5.50%, due 07/15/39 - 02/15/44)		0.06%		04/07/14	54,000,630	54,000,000

JP Morgan Securities, LLC
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 3.00% - 4.00%, due 06/01/42 - 07/01/43)		0.09%		04/01/14	200,000,500	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $132,870,000, 2.00% - 4.00%, due 07/15/28 - 04/25/42)		0.06%		04/02/14	129,001,505	129,000,000

						2,009,494,776

Treasury Repurchase Agreements 14.3%
Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $25,500,090, 0.75%, due 03/15/17)		0.05%		04/01/14	25,000,035	25,000,000

Federal Reserve Bank of New York
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $5,495,007,656, 3.13%, due 02/15/42)		0.05%		04/01/14	5,495,007,632	5,495,000,000

						5,520,000,000

Other Repurchase Agreements** 3.9%
BNP Paribas Prime Brokerage, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $85,054,147)	a	0.25%		04/02/14	81,003,938	81,000,000

BNP Paribas Securities Corp
Issued 03/18/14, repurchase date 05/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,100,000, 3.80% - 6.55%, due 04/29/16 - 09/15/43)		0.27%		04/07/14	62,009,300	62,000,000

 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/24/14, repurchase date 05/22/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,750,001, 0.33% - 8.30%, due 01/15/15 - 05/25/37)		0.42%		04/07/14	65,010,617	65,000,000

Credit Suisse Securities (USA), LLC
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $167,768,507, 0.21% - 8.06%, due 09/15/15 - 12/11/49)		0.68%		04/02/14	150,337,167	150,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $232,264,257, 0.25% - 10.00%, due 09/15/15 - 03/12/51)		0.68%		04/04/14	202,461,682	202,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $114,822,429, 0.21% - 8.29%, due 09/15/14 - 02/15/51)	d	0.68%		04/11/14	100,232,333	100,000,000
Issued 01/30/14, repurchase date 05/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $196,228,988, 0.24% - 10.87%, due 09/15/14 - 12/20/54)	d	0.67%		05/01/14	171,289,608	171,000,000
Issued 01/29/14, repurchase date 05/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $57,268,735, 0.21% - 8.06%, due 01/15/16 - 12/11/49)	d	0.67%		05/07/14	50,091,194	50,000,000

JP Morgan Securities, LLC
Issued 03/19/14, repurchase date 09/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,606,327, 3.89% - 6.66%, due 01/08/20 - 08/12/49)	d	0.62%		06/29/14	237,416,330	237,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/24/14, repurchase date 06/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $453,100,000, 0.23% - 10.88%, due 01/15/15 - 03/07/87)	d	0.57%		05/05/14	394,262,010	394,000,000

						1,512,000,000

Total Repurchase Agreements
(Cost $9,041,494,776)						9,041,494,776

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $38,756,761,491.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,173,832,580 or 5.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $954,447,560 or 2.5% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47711MAR14

12

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

57.5%		Fixed-Rate Obligations	436,912,594	436,912,594
18.7%		Variable-Rate Obligations	142,260,582	142,260,582
24.2%		Repurchase Agreements	184,033,566	184,033,566

100.4%		Total Investments	763,206,742	763,206,742
(0	.4)%	Other Assets and Liabilities, Net		(3,162,229)

100.0%		Net Assets		760,044,513

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 57.5% of net assets

Asset Backed Commercial Paper 7.4%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		05/23/14	2,000,000	1,999,075

CAFCO, LLC	a,b,c	0.24%		08/19/14	6,000,000	5,994,400
	a,b,c	0.23%		09/05/14	4,000,000	3,995,988

Cancara Asset Securitisation, LLC	a,b,c	0.18%		05/02/14	4,000,000	3,999,380

Cedar Springs Capital Co	a,b,c	0.24%		06/06/14	5,000,000	4,997,800

Ciesco, LLC	a,b,c	0.23%		09/05/14	8,000,000	7,991,976

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/24/14	3,000,000	2,997,900
	a,b	0.30%		08/08/14	4,000,000	3,995,700

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	3,000,000	2,997,150

Crown Point Capital Co, LLC	a,b,c	0.22%		06/11/14	2,000,000	1,999,132

Govco, LLC	a,b,c	0.34%		05/05/14	3,000,000	2,999,037

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.18%		04/02/14	2,000,000	1,999,990

Old Line Funding, LLC	a,b,c	0.23%		09/25/14	1,000,000	998,869

Sheffield Receivables Corp	a,b,c	0.19%		04/16/14	2,000,000	1,999,842
	a,b,c	0.20%		05/21/14	1,000,000	999,722
	a,b,c	0.20%		06/17/14	1,000,000	999,572
	a,b,c	0.21%		07/14/14	2,000,000	1,998,787

Thunder Bay Funding, LLC	a,b,c	0.22%		09/22/14	3,000,000	2,996,810

						55,961,130

 1

 Schwab Retirement Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Financial Company Commercial Paper 5.1%
BPCE SA	c	0.26%		05/01/14	2,000,000	1,999,567

General Electric Capital Corp		0.20%		06/04/14	1,000,000	999,644
		0.21%		07/15/14	1,000,000	999,388
		0.20%		08/08/14	7,000,000	6,994,983

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	2,000,000	1,996,950

JP Morgan Securities, LLC		0.40%		08/26/14	4,000,000	3,993,466

Nationwide Building Society		0.20%		05/13/14	3,000,000	2,999,300
		0.20%		05/23/14	4,000,000	3,998,844

Oversea-Chinese Banking Corp, Ltd		0.25%		07/14/14	3,000,000	2,997,877

PNC Bank, NA		0.30%		11/06/14	5,000,000	5,000,000

Skandinaviska Enskilda Banken AB		0.29%		04/21/14	1,000,000	999,842
		0.27%		07/14/14	3,000,000	2,997,660
		0.26%		10/03/14	3,000,000	2,995,992

						38,973,513

Other Commercial Paper 2.3%
General Electric Co		0.05%		04/03/14	2,000,000	1,999,995

Toyota Motor Credit Corp		0.24%		10/21/14	2,000,000	1,997,293
		0.24%		11/10/14	13,000,000	12,980,673

						16,977,961

Certificate of Deposit 35.4%
Abbey National Treasury Services PLC	a	0.23%		04/16/14	3,000,000	3,000,000

Bank of Montreal		0.07%		04/01/14	2,000,000	2,000,000
		0.07%		04/02/14	15,000,000	15,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.32%		05/14/14	4,000,000	4,000,000
		0.32%		05/23/14	2,000,000	2,000,000
		0.32%		05/27/14	1,000,000	1,000,000
		0.25%		06/25/14	5,000,000	5,000,000
		0.25%		07/01/14	3,000,000	3,000,000
		0.25%		08/12/14	6,000,000	6,000,000

Barclays Bank PLC		0.25%		04/07/14	4,000,000	4,000,000
		0.30%		07/21/14	2,000,000	2,000,000
		0.30%		07/23/14	2,000,000	2,000,000
		0.43%		09/23/14	1,000,000	1,000,000
		0.43%		10/01/14	2,000,000	2,000,000

BNP Paribas		0.30%		04/01/14	4,000,000	4,000,000
		0.30%		08/20/14	4,000,000	4,000,000
		0.47%		08/25/14	3,000,000	3,000,000
		0.30%		08/27/14	4,000,000	4,000,000

Chase Bank USA, NA		0.22%		12/19/14	7,000,000	7,000,000
		0.38%		01/02/15	1,000,000	1,000,000

Citibank, NA		0.35%		05/01/14	5,000,000	5,000,000
		0.26%		06/25/14	5,000,000	5,000,000
		0.23%		08/25/14	1,000,000	1,000,000
		0.23%		09/19/14	4,000,000	4,000,000

2

 Schwab Retirement Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Agricole Corporate and Investment Bank		0.23%		06/26/14	3,000,000	3,000,000
		0.25%		07/03/14	3,000,000	3,000,000

Credit Suisse AG		0.25%		04/01/14	9,000,000	9,000,000
		0.25%		04/29/14	3,000,000	3,000,000
		0.26%		06/20/14	1,000,000	1,000,000
		0.26%		06/25/14	3,000,000	3,000,000

Deutsche Bank AG		0.27%		04/30/14	3,000,000	3,000,000
		0.30%		05/27/14	2,000,000	2,000,000
		0.27%		07/17/14	6,000,000	6,000,000
		0.28%		08/12/14	3,000,000	3,000,000
		0.30%		08/28/14	3,000,000	3,000,000
		0.45%		11/21/14	5,000,000	5,000,000

ING Bank NV		0.39%		04/01/14	3,000,000	3,000,000
		0.34%		05/01/14	1,000,000	1,000,000
		0.36%		05/01/14	2,000,000	2,000,000
		0.30%		09/18/14	3,000,000	3,000,000
		0.46%		10/28/14	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.32%		04/01/14	1,000,000	1,000,000
		0.32%		04/28/14	3,000,000	3,000,000
		0.32%		05/09/14	4,000,000	4,000,000
		0.32%		05/12/14	1,000,000	1,000,000
		0.35%		08/01/14	6,000,000	6,000,000

Lloyds Bank PLC		0.28%		06/10/14	3,000,000	3,000,000
		0.27%		06/23/14	4,000,000	4,000,000
		0.37%		10/28/14	2,000,000	2,000,000
		0.48%		03/12/15	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/08/14	1,000,000	1,000,000
		0.25%		04/10/14	2,000,000	2,000,000
		0.26%		04/23/14	5,000,000	5,000,000
		0.25%		05/16/14	1,000,000	1,000,000

Mizuho Bank Ltd		0.21%		04/17/14	9,000,000	9,000,000
		0.22%		04/25/14	3,000,000	3,000,000
		0.25%		05/08/14	3,000,000	3,000,000
		0.26%		06/10/14	4,000,000	4,000,000

Natixis SA		0.27%		05/05/14	6,000,000	6,000,000
		0.25%		05/14/14	1,000,000	1,000,000

Oversea-Chinese Banking Corp, Ltd		0.18%		06/11/14	4,000,000	4,000,000

Rabobank Nederland		0.31%		06/02/14	5,000,000	5,000,000
		0.30%		06/03/14	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.22%		04/08/14	5,000,000	5,000,000
		0.26%		04/25/14	6,000,000	6,000,000
		0.25%		05/08/14	1,000,000	1,000,000
		0.31%		05/27/14	2,000,000	2,000,000
		0.31%		06/03/14	2,000,000	2,000,000
		0.21%		06/12/14	2,000,000	2,000,000
		0.21%		06/23/14	1,000,000	1,000,000
		0.30%		12/01/14	4,000,000	4,000,000
		0.37%		02/10/15	1,000,000	1,000,000

Sumitomo Mitsui Trust Bank Ltd		0.21%		06/18/14	1,000,000	1,000,000

Toronto-Dominion Bank		0.06%		04/03/14	2,000,000	2,000,000
		0.11%		04/29/14	4,000,000	4,000,000

 3

 Schwab Retirement Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		05/06/14	10,000,000	10,000,000
		0.21%		06/06/14	3,000,000	3,000,000

Wells Fargo Bank, NA		0.22%		06/16/14	1,000,000	1,000,000

						269,000,000

Government Agency Debt 0.9%
Federal Home Loan Bank		0.05%		04/02/14	7,000,000	6,999,990

Other Instrument 3.8%
Australia & New Zealand Banking Group Ltd		0.13%		04/03/14	13,000,000	13,000,000
		0.11%		04/07/14	3,000,000	3,000,000

Canadian Imperial Bank of Commerce		0.05%		04/04/14	3,000,000	3,000,000

Swedbank AB		0.07%		04/02/14	10,000,000	10,000,000

						29,000,000

Other Note 2.6%
Bank of America, NA		0.20%		06/09/14	3,000,000	3,000,000
		0.26%		06/17/14	4,000,000	4,000,000
		0.26%		07/22/14	6,000,000	6,000,000
		0.26%		07/25/14	1,000,000	1,000,000
		0.26%		08/15/14	4,000,000	4,000,000
		0.26%		10/02/14	2,000,000	2,000,000

						20,000,000

Total Fixed-Rate Obligations
(Cost $436,912,594)						436,912,594

Variable-Rate Obligations 18.7% of net assets

Asset Backed Commercial Paper 0.5%
Old Line Funding, LLC	a,b,c	0.21%	04/07/14	12/05/14	4,000,000	4,000,000

Financial Company Commercial Paper 1.8%
Westpac Banking Corp	c	0.23%	04/28/14	05/28/14	10,000,000	10,000,000
	c	0.26%	04/22/14	06/19/14	4,000,000	4,000,000

						14,000,000

Certificate of Deposit 8.8%
Abbey National Treasury Services PLC	a	0.31%	04/04/14	05/05/14	4,000,000	4,000,000

Bank of Nova Scotia		0.22%	04/09/14	09/09/14	13,000,000	13,000,000

Commonwealth Bank of Australia		0.23%	04/25/14	02/25/15	2,000,000	2,000,000

Royal Bank of Canada		0.27%	04/24/14	06/24/14	10,000,000	10,000,000
		0.24%	04/04/14	03/04/15	4,000,000	4,000,000

Toronto-Dominion Bank		0.20%	04/29/14	09/02/14	6,000,000	6,000,000

Wells Fargo Bank, NA		0.17%		04/07/14	3,000,000	3,000,000
		0.18%	04/01/14	05/02/14	11,000,000	11,000,000
		0.21%	04/22/14	05/20/14	7,000,000	7,000,000
		0.21%	04/07/14	08/05/14	5,000,000	5,000,000

4

 Schwab Retirement Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Banking Corp		0.23%	04/01/14	10/29/14	2,000,000	2,000,000

						67,000,000

Government Agency Debt 2.0%
Freddie Mac		0.24%	04/10/14	02/10/15	15,000,000	15,000,000

Variable Rate Demand Note 0.9%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.40%		04/07/14	65,000	65,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.23%		04/07/14	7,160,000	7,160,000

						7,225,000

Other Note 4.0%
Bank of America, NA		0.36%	04/07/14	03/05/15	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.24%	04/10/14	12/05/14	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.42%	04/21/14	12/22/14	10,000,000	10,000,000

Royal Bank of Canada		0.33%	04/04/14	04/02/15	5,000,000	5,000,000
	c	0.29%	04/07/14	04/07/15	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						30,036,930

Treasury Debt 0.7%
United States Treasury Department		0.10%	04/01/14	01/31/16	5,000,000	4,998,652

Total Variable-Rate Obligations
(Cost $142,260,582)						142,260,582

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.2% of net assets

Government Agency Repurchase Agreements* 10.2%
Barclays Capital, Inc
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $2,100,001, 2.75% - 3.50%, due 08/16/39 - 01/20/40)		0.05%		04/04/14	2,000,019	2,000,000

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $13,390,000, 2.00% - 2.75%, due 09/01/35 - 01/01/44)		0.08%		04/01/14	13,000,029	13,000,000

Credit Suisse Securities (USA), LLC
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $24,480,367, 1.63%, due 01/15/18)		0.05%		04/03/14	24,000,233	24,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $3,094,302, 1.75%, due 05/15/23)		0.12%		04/01/14	3,033,576	3,033,566

 5

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $2,040,085, 1.75%, due 05/15/23)		0.06%		04/03/14	2,000,023	2,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Treasury Securities valued at $4,080,076, 1.75%, due 05/15/23)		0.07%		04/07/14	4,000,054	4,000,000

Goldman Sachs & Co
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $10,200,000, 3.50% - 5.50%, due 07/01/41 - 01/01/43)		0.09%		04/01/14	10,000,025	10,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.00%, due 08/20/28 - 12/20/28)		0.06%		04/02/14	3,000,035	3,000,000
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $3,060,000, 2.50% - 3.50%, due 05/15/26 - 05/15/43)		0.06%		04/04/14	3,000,020	3,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Government Agency Securities valued at $10,200,001, 4.00% - 5.50%, due 11/15/38 - 11/15/43)		0.06%		04/07/14	10,000,117	10,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $4,120,001, 1.75%, due 12/25/39)		0.06%		04/02/14	4,000,047	4,000,000

						78,033,566

Treasury Repurchase Agreements 9.9%
Barclays Capital, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $56,100,002, 0.25% - 1.00%, due 12/15/14 - 09/30/16)		0.06%		04/01/14	55,000,092	55,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $20,400,085, 0.38%, due 03/31/16)		0.05%		04/01/14	20,000,028	20,000,000

						75,000,000

Other Repurchase Agreements** 4.1%
BNP Paribas Prime Brokerage, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,150,163)	a	0.25%		04/02/14	3,000,146	3,000,000

BNP Paribas Securities Corp
Issued 03/18/14, repurchase date 05/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,350,001, 4.50% - 6.50%, due 08/01/16 - 11/14/22)		0.27%		04/07/14	7,001,050	7,000,000

Credit Suisse Securities (USA), LLC
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,701,539, 0.25% - 5.82%, due 09/15/15 - 12/11/49)		0.68%		04/02/14	5,011,239	5,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,593,325, 0.29% - 8.06%, due 01/31/19 - 12/11/49)	d	0.68%		04/11/14	4,009,293	4,000,000

6

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 01/30/14, repurchase date 05/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,908, 0.36% - 5.75%, due 04/25/35 - 03/25/43)	d	0.67%		05/01/14	1,001,694	1,000,000
Issued 01/29/14, repurchase date 05/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,154,311, 0.25% - 0.88%, due 09/15/15 - 06/25/47)	d	0.67%		05/07/14	1,001,824	1,000,000

JP Morgan Securities, LLC
Issued 03/19/14, repurchase date 09/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,713, 4.43% - 7.32%, due 07/25/31 - 12/17/47)	d	0.62%		06/29/14	3,005,270	3,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/24/14, repurchase date 06/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,000, 0.35% - 6.22%, due 10/25/34 - 07/25/47)	d	0.57%		05/05/14	7,004,655	7,000,000

						31,000,000

Total Repurchase Agreements
(Cost $184,033,566)						184,033,566

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $763,206,742.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $75,967,097 or 10.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $16,036,930 or 2.1% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

 7

 Schwab Retirement Advantage Money Fund®

Portfolio Holdings (Unaudited) continued

inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47699MAR14

8

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

59.3%	Fixed-Rate Obligations	595,893,595	595,893,595
18.8%	Variable-Rate Obligations	189,186,741	189,186,741
21.7%	Repurchase Agreements	218,119,966	218,119,966

99.8%	Total Investments	1,003,200,302	1,003,200,302
0.2%	Other Assets and Liabilities, Net		2,166,443

100.0%	Net Assets		1,005,366,745

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 59.3% of net assets

Asset Backed Commercial Paper 7.9%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		05/23/14	2,000,000	1,999,075

CAFCO, LLC	a,b,c	0.23%		09/05/14	6,000,000	5,993,982
	a,b,c	0.23%		09/22/14	6,000,000	5,993,330

Cancara Asset Securitisation, LLC	a,b,c	0.19%		05/20/14	7,000,000	6,998,190

Cedar Springs Capital Co	a,b,c	0.24%		06/06/14	5,000,000	4,997,800

Charta, LLC	a,b,c	0.24%		08/12/14	2,000,000	1,998,227
	a,b,c	0.23%		09/26/14	6,000,000	5,993,177

Ciesco, LLC	a,b,c	0.23%		09/05/14	7,000,000	6,992,978

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/24/14	12,000,000	11,991,600
	a,b	0.30%		08/18/14	2,000,000	1,997,683

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	3,000,000	2,997,150

Crown Point Capital Co, LLC	a,b,c	0.24%		04/09/14	1,000,000	999,947
	a,b,c	0.22%		07/07/14	1,000,000	999,407

Gemini Securitization Corp, LLC	a,b,c	0.35%		09/30/14	2,000,000	1,996,461

Govco, LLC	a,b,c	0.19%		05/09/14	12,000,000	11,997,593

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.18%		04/29/14	1,000,000	999,860
	a,b,c	0.18%		05/01/14	4,000,000	3,999,400

Thunder Bay Funding, LLC	a,b,c	0.23%		07/24/14	1,000,000	999,272

						79,945,132

 1

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Financial Company Commercial Paper 5.9%
BPCE SA	c	0.26%		05/06/14	2,000,000	1,999,494

General Electric Capital Corp		0.20%		08/08/14	26,000,000	25,981,367

JP Morgan Chase & Co		0.35%		05/19/14	4,000,000	3,998,133

JP Morgan Securities, LLC		0.40%		08/26/14	6,000,000	5,990,200

Nationwide Building Society		0.20%		05/13/14	6,000,000	5,998,600
		0.20%		06/05/14	3,000,000	2,998,917

PNC Bank, NA		0.30%		11/06/14	8,000,000	8,000,000

Skandinaviska Enskilda Banken AB		0.28%		06/02/14	3,000,000	2,998,579
		0.26%		10/03/14	1,000,000	998,664

						58,963,954

Other Commercial Paper 2.4%
General Electric Co		0.05%		04/03/14	3,000,000	2,999,992

Toyota Motor Credit Corp		0.21%		05/19/14	12,000,000	11,996,640
		0.24%		10/20/14	9,000,000	8,987,880

						23,984,512

Certificate of Deposit 37.1%
Abbey National Treasury Services PLC	a	0.08%		04/02/14	4,000,000	4,000,000
	a	0.23%		04/16/14	2,000,000	2,000,000

Bank of Montreal		0.07%		04/01/14	14,000,000	14,000,000
		0.07%		04/02/14	10,000,000	10,000,000

Bank of Nova Scotia		0.18%		04/14/14	4,000,000	4,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		05/07/14	8,000,000	8,000,000
		0.32%		05/14/14	1,000,000	1,000,000
		0.25%		05/16/14	3,000,000	3,000,000
		0.32%		05/21/14	2,000,000	2,000,000
		0.32%		05/28/14	5,000,000	5,000,000
		0.31%		06/12/14	2,000,000	2,000,000
		0.25%		08/12/14	3,500,000	3,500,000
		0.25%		08/13/14	2,000,000	2,000,000

Barclays Bank PLC		0.25%		04/07/14	4,000,000	4,000,000
		0.30%		07/21/14	5,000,000	5,000,000
		0.30%		07/24/14	3,000,000	3,000,000
		0.43%		10/01/14	4,000,000	4,000,000

BNP Paribas		0.30%		04/01/14	4,000,000	4,000,000
		0.30%		04/04/14	7,000,000	7,000,000
		0.32%		05/06/14	2,000,000	2,000,000
		0.47%		08/25/14	5,000,000	5,000,000
		0.30%		08/27/14	7,000,000	7,000,000

Chase Bank USA, NA		0.38%		12/05/14	5,000,000	5,000,000
		0.38%		01/02/15	4,000,000	4,000,000
		0.35%		01/26/15	1,000,000	1,000,000

Citibank, NA		0.26%		06/25/14	3,000,000	3,000,000
		0.23%		09/25/14	7,000,000	7,000,000

2

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Agricole Corporate and Investment Bank		0.21%		04/02/14	4,000,000	4,000,000
		0.25%		07/02/14	4,000,000	4,000,000
		0.25%		07/07/14	1,000,000	1,000,000

Credit Agricole SA		0.24%		07/03/14	1,000,000	1,000,000

Credit Suisse AG		0.25%		04/29/14	10,000,000	10,000,000
		0.25%		05/08/14	3,000,000	3,000,000
		0.25%		05/28/14	2,000,000	2,000,000
		0.28%		10/06/14	2,000,000	2,000,000

Deutsche Bank AG		0.28%		08/12/14	3,000,000	3,000,000
		0.30%		08/28/14	5,000,000	5,000,000
		0.31%		09/24/14	5,000,000	5,000,000
		0.45%		11/21/14	7,000,000	7,000,000

ING Bank NV		0.39%		04/01/14	1,000,000	1,000,000
		0.34%		05/01/14	1,000,000	1,000,000
		0.36%		05/01/14	3,000,000	3,000,000
		0.30%		09/18/14	1,000,000	1,000,000
		0.46%		10/28/14	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.32%		04/01/14	5,000,000	5,000,000

Lloyds Bank PLC		0.28%		05/21/14	3,000,000	3,000,000
		0.28%		05/27/14	5,000,000	5,000,000
		0.27%		06/23/14	2,000,000	2,000,000
		0.37%		10/28/14	1,000,000	1,000,000
		0.48%		03/18/15	4,000,000	4,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/08/14	3,000,000	3,000,000
		0.25%		05/16/14	2,000,000	2,000,000
		0.25%		07/01/14	6,000,000	6,000,000

Mizuho Bank Ltd		0.22%		04/25/14	2,000,000	2,000,000
		0.25%		05/08/14	4,000,000	4,000,000
		0.26%		06/10/14	1,500,000	1,500,000
		0.25%		08/08/14	4,000,000	4,000,000

Natixis SA		0.23%		04/01/14	8,000,000	8,000,000
		0.27%		05/05/14	1,000,000	1,000,000

Oversea-Chinese Banking Corp, Ltd		0.08%		04/04/14	5,000,000	5,000,000
		0.08%		04/07/14	5,000,000	5,000,000

Rabobank Nederland		0.28%		05/27/14	4,000,000	4,000,000
		0.31%		06/02/14	20,000,000	20,000,000
		0.27%		06/20/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	2,000,000	2,000,000
		0.25%		09/03/14	4,000,000	4,000,000

Societe Generale		0.23%		05/05/14	2,000,000	2,000,000

Sumitomo Mitsui Banking Corp		0.25%		05/13/14	2,000,000	2,000,000
		0.21%		05/14/14	5,000,000	5,000,000
		0.31%		06/02/14	5,000,000	5,000,000
		0.31%		06/03/14	1,000,000	1,000,000
		0.21%		06/12/14	4,000,000	4,000,000
		0.31%		06/12/14	2,000,000	2,000,000
		0.25%		08/04/14	1,000,000	1,000,000
		0.30%		11/13/14	1,000,000	1,000,000
		0.37%		02/06/15	6,000,000	6,000,000

 3

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sumitomo Mitsui Trust Bank Ltd		0.21%		04/01/14	9,000,000	9,000,000
		0.21%		05/08/14	1,000,000	1,000,000
		0.21%		05/28/14	5,000,000	5,000,000
		0.21%		05/29/14	1,000,000	1,000,000
		0.21%		06/18/14	1,000,000	1,000,000

Toronto-Dominion Bank		0.06%		04/02/14	5,000,000	5,000,000
		0.06%		04/03/14	7,000,000	7,000,000
		0.05%		04/04/14	1,000,000	1,000,000
		0.11%		04/29/14	17,000,000	17,000,000
		0.12%		05/06/14	5,000,000	5,000,000
		0.21%		06/06/14	4,000,000	4,000,000

Union Bank, NA		0.21%		04/17/14	3,000,000	3,000,000

Wells Fargo Bank, NA		0.22%		06/16/14	11,000,000	11,000,000

						373,000,000

Government Agency Debt 0.2%
Federal Home Loan Bank		0.05%		04/02/14	2,000,000	1,999,997

Other Instrument 3.6%
Australia & New Zealand Banking Group Ltd		0.13%		04/03/14	9,000,000	9,000,000
		0.12%		04/04/14	5,000,000	5,000,000
		0.11%		04/07/14	8,000,000	8,000,000

Canadian Imperial Bank of Commerce		0.05%		04/04/14	4,000,000	4,000,000

Swedbank AB		0.07%		04/02/14	10,000,000	10,000,000

						36,000,000

Other Note 2.2%
Bank of America, NA		0.26%		06/17/14	6,000,000	6,000,000
		0.26%		07/22/14	2,000,000	2,000,000
		0.26%		07/30/14	3,000,000	3,000,000
		0.26%		08/14/14	2,000,000	2,000,000
		0.26%		10/02/14	8,000,000	8,000,000
		0.26%		10/06/14	1,000,000	1,000,000

						22,000,000

Total Fixed-Rate Obligations
(Cost $595,893,595)						595,893,595

Variable-Rate Obligations 18.8% of net assets

Asset Backed Commercial Paper 0.6%
Old Line Funding, LLC	a,b,c	0.21%	04/07/14	12/05/14	6,000,000	6,000,000

Financial Company Commercial Paper 0.9%
Commonwealth Bank of Australia		0.22%	04/03/14	11/26/14	9,000,000	9,000,000

Certificate of Deposit 9.2%
Abbey National Treasury Services PLC	a	0.31%	04/04/14	05/05/14	3,000,000	3,000,000

Bank of Nova Scotia		0.23%	04/04/14	09/04/14	6,000,000	6,000,000
		0.22%	04/09/14	09/09/14	13,000,000	13,000,000
		0.23%	04/16/14	09/16/14	3,000,000	3,000,000

Citibank, NA		0.22%	04/17/14	06/17/14	4,000,000	4,000,000

4

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Commonwealth Bank of Australia		0.22%	04/23/14	01/23/15	2,000,000	2,000,000

Royal Bank of Canada		0.27%	04/24/14	06/24/14	19,000,000	19,000,000
		0.24%	04/04/14	03/04/15	8,000,000	8,000,000

Wells Fargo Bank, NA		0.21%	04/22/14	05/20/14	10,000,000	10,000,000
		0.23%	04/22/14	11/18/14	5,000,000	5,000,000
		0.22%	04/10/14	01/09/15	7,000,000	7,000,000

Westpac Banking Corp		0.28%	04/01/14	04/25/14	3,000,000	3,000,000
		0.24%	04/28/14	08/27/14	10,000,000	10,000,000

						93,000,000

Government Agency Debt 2.5%
Freddie Mac		0.24%	04/10/14	02/10/15	25,000,000	25,000,000

Other Note 4.1%
Bank of America, NA		0.36%	04/07/14	03/05/15	3,000,000	3,000,000

JPMorgan Chase Bank, NA		0.42%	04/21/14	12/22/14	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						41,123,071

Variable Rate Demand Note 0.8%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.17%		04/07/14	2,000,000	2,000,000

Eagle Cnty, CO
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		04/07/14	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.20%		04/07/14	1,795,000	1,795,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.14%		04/07/14	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.14%		04/07/14	1,770,000	1,770,000

						8,065,000

Treasury Debt 0.7%
United States Treasury Department		0.10%	04/01/14	01/31/16	7,000,000	6,998,670

Total Variable-Rate Obligations
(Cost $189,186,741)						189,186,741

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.7% of net assets

Government Agency Repurchase Agreements* 6.5%
Barclays Capital, Inc
Issued 03/28/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $3,150,000, 2.75% - 3.50%, due 08/16/39 - 11/15/39)		0.05%		04/04/14	3,000,029	3,000,000

 5

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 0.38% - 2.58%, due 06/01/32 - 10/01/43)		0.08%		04/01/14	15,000,033	15,000,000

Credit Suisse Securities (USA), LLC
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Treasury Securities valued at $9,184,694, 1.63%, due 01/15/18)		0.05%		04/03/14	9,000,088	9,000,000

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $12,476,475, 1.70%, due 11/21/18)		0.12%		04/01/14	12,113,121	12,113,081
Issued 03/27/14, repurchase date 04/03/14 (Collateralized by U.S. Government Agency Securities valued at $4,160,000, 0.65% - 3.50%, due 06/15/42 - 04/15/43)		0.06%		04/03/14	4,000,047	4,000,000
Issued 03/31/14, repurchase date 04/07/14 (Collateralized by U.S. Treasury Securities valued at $5,100,024, 1.75%, due 05/15/23)		0.07%		04/07/14	5,000,068	5,000,000

Goldman Sachs & Co
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Government Agency Securities valued at $4,080,000, 5.50%, due 07/01/41)		0.09%		04/01/14	4,000,010	4,000,000
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 3.50% - 4.00%, due 08/20/28 - 05/15/43)		0.06%		04/02/14	3,000,035	3,000,000
Issued 03/31/14, repurchase date 04/04/14 (Collateralized by U.S. Government Agency Securities valued at $4,080,000, 4.00% - 5.00%, due 12/20/28 - 09/20/39)		0.06%		04/04/14	4,000,027	4,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/26/14, repurchase date 04/02/14 (Collateralized by U.S. Government Agency Securities valued at $6,180,000, 1.75%, due 12/25/39)		0.06%		04/02/14	6,000,070	6,000,000

						65,113,081

Other Repurchase Agreements** 4.1%
BNP Paribas Securities Corp
Issued 03/18/14, repurchase date 05/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,400,000, 2.95% - 6.50%, due 08/01/16 - 12/18/22)		0.27%		04/07/14	8,001,200	8,000,000

Credit Suisse Securities (USA), LLC
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,399,874, 0.25% - 8.06%, due 09/15/15 - 06/25/47)		0.68%		04/02/14	5,011,239	5,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,154,311, 0.25% - 0.88%, due 09/15/15 - 06/25/47)		0.68%		04/04/14	1,002,286	1,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,448,566, 0.28% - 8.06%, due 01/15/17 - 12/11/49)	d	0.68%		04/11/14	3,006,970	3,000,000
Issued 01/30/14, repurchase date 05/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,942,502, 0.25% - 6.20%, due 09/15/15 - 02/12/51)	d	0.67%		05/01/14	7,011,855	7,000,000

6

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 01/29/14, repurchase date 05/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,498, 0.36% - 2.95%, due 05/15/24 - 09/25/47)	d	0.67%		05/07/14	1,001,824	1,000,000

JP Morgan Securities, LLC
Issued 03/19/14, repurchase date 09/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,476, 0.85% - 7.69%, due 07/15/19 - 12/17/47)	d	0.62%		06/29/14	2,003,513	2,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 03/24/14, repurchase date 06/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,100,000, 0.35% - 6.25%, due 06/15/20 - 10/25/46)	d	0.57%		05/05/14	14,009,310	14,000,000

						41,000,000

Treasury Repurchase Agreements 11.1%
Barclays Capital, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $63,247,080, 0.25%, due 12/15/14 - 01/15/15)		0.06%		04/01/14	62,006,988	62,006,885

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $51,000,005, 0.63% - 1.00%, due 03/31/17 - 09/30/17)		0.05%		04/01/14	50,000,069	50,000,000

						112,006,885

Total Repurchase Agreements
(Cost $218,119,966)						218,119,966

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $1,003,200,302.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $73,955,343 or 7.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $27,123,071 or 2.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 7

 Schwab Investor Money Fund®

Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47700MAR14

8

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.3%	Fixed-Rate Securities	2,333,222,657	2,333,222,657
65.6%	Variable-Rate Securities	4,590,568,156	4,590,568,156

98.9%	Total Investments	6,923,790,813	6,923,790,813
1.1%	Other Assets and Liabilities, Net		79,250,320

100.0%	Net Assets		7,003,041,133

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.3% of net assets

California 33.3%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: Union Bank, NA)		0.09%		06/10/14	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	29,770,000	29,770,000

Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,300,000	1,306,025

California
Economic Recovery Bonds Series 2004A		5.25%		07/01/14	11,920,000	12,069,752

GO Bonds		5.00%		04/01/14	100,000	100,000

GO Bonds		4.13%		06/01/14	400,000	402,623

GO Bonds		5.00%		06/01/14	280,000	282,208

GO Bonds		4.00%		08/01/14	150,000	151,884

GO Bonds		5.00%		08/01/14	100,000	101,581

GO Bonds		4.00%		09/01/14	550,000	558,509

GO Bonds		5.00%		09/01/14	550,000	560,864

GO Bonds		4.00%		10/01/14	430,000	438,066

GO Bonds		5.00%		10/01/14	455,000	465,907

GO Bonds		5.00%		12/01/14	350,000	361,032

GO Bonds		3.00%		03/01/15	400,000	409,982

GO Bonds		5.00%		03/01/15	175,000	182,569

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.07%		04/02/14	67,765,000	67,765,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.06%		04/08/14	15,500,000	15,500,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		05/20/14	15,000,000	15,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		06/03/14	10,000,000	10,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		06/04/14	27,000,000	27,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		06/06/14	18,000,000	18,000,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series 2011A4 (LOC: Morgan Stanley Bank NA)		0.07%		04/03/14	9,700,000	9,700,000

GO CP Series 2011A4 (LOC: Morgan Stanley Bank NA)		0.07%		04/08/14	9,700,000	9,700,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		06/04/14	21,310,000	21,310,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		06/05/14	20,000,000	20,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		04/01/14	46,000,000	46,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		04/02/14	6,000,000	6,000,000

GO CP Series A6 (LOC: Bank of America, NA)		0.05%		04/03/14	10,700,000	10,700,000

GO Refunding Bonds		5.00%		05/01/14	555,000	557,155

GO Refunding Bonds		5.00%		08/01/14	2,810,000	2,854,676

GO Refunding Bonds		4.00%		09/01/14	275,000	279,264

GO Refunding Bonds		5.00%		11/01/14	125,000	128,422

GO Refunding Bonds		5.00%		03/01/15	850,000	887,322

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.15%		09/18/14	50,000	50,000

RAN 2013-2014 Series A1		2.00%		05/28/14	51,600,000	51,744,378

RAN 2013-2014 Series A2		2.00%		06/23/14	107,140,000	107,570,983

California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/14	575,000	577,299

Power Supply RB Series 2010M		5.00%		05/01/14	17,100,000	17,168,819

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	25,000,000	25,000,000

RB (St. Joseph Health) Series 2009B		5.00%		07/01/14	5,300,000	5,363,343

California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	14,245,000	14,245,000

California Public Works Board
Lease RB (Coalinga State Hospital) Series 2004A (ESCROW)		5.00%		06/01/14	1,600,000	1,612,691

Lease RB (Coalinga State Hospital) Series 2004A (ESCROW)		5.50%		06/01/14	5,790,000	5,840,117

California School Cash Reserve Program Auth
Bonds 2013-2014 Series H		2.00%		06/02/14	8,900,000	8,927,111

Bonds 2013-2014 Series J		2.00%		10/01/14	10,200,000	10,296,487

Sr Bonds 2013-2014 Series B		2.00%		06/02/14	5,595,000	5,612,043

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		04/02/14	12,055,000	12,055,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		04/03/14	9,500,000	9,500,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		05/05/14	27,749,000	27,749,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		05/06/14	9,575,000	9,575,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.06%		06/03/14	11,542,000	11,542,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		06/02/14	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004E		0.14%		10/02/14	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.14%		10/03/14	11,300,000	11,300,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.19%		09/04/14	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/01/14	12,400,000	12,400,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2004K		0.20%		05/05/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.20%		05/01/14	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.11%		04/01/14	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2008B		0.20%		04/03/14	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008B		0.18%		08/07/14	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008C		0.17%		07/17/14	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		10/10/14	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.18%		07/09/14	14,000,000	14,000,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	12,560,000	12,560,000

Contra Costa Water District
Extendible CP		0.11%	06/04/14	11/02/14	12,500,000	12,500,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	34,850,000	34,850,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.09%	04/22/14	10/19/14	15,000,000	15,000,000

Water System Extendible CP		0.09%	04/22/14	10/19/14	20,800,000	20,800,000

Water System Extendible CP		0.10%	05/05/14	10/25/14	26,400,000	26,400,000

Water System Extendible CP		0.10%	06/04/14	11/03/14	13,000,000	13,000,000

Water System Extendible CP		0.09%	05/20/14	11/08/14	15,600,000	15,600,000

Water System Extendible CP		0.11%	07/02/14	11/29/14	20,000,000	20,000,000

Water System Extendible CP		0.09%	06/10/14	12/05/14	37,000,000	37,000,000

Foothill-DeAnza CCD
GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	9,815,000	9,815,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	9,575,000	9,575,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.09%		06/05/14	30,500,000	30,500,000

Grossmont-Cuyamaca CCD
GO Refunding Bonds 2008		0.35%		08/01/14	5,640,000	5,633,418

Imperial Irrigation District
Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	15,825,000	15,825,000

Los Angeles
GO Refunding Bonds Series 2005B		4.50%		09/01/14	100,000	101,758

TRAN Series 2013B		2.00%		05/01/14	30,000,000	30,045,061

TRAN Series 2013C		2.00%		06/26/14	35,000,000	35,149,726

Wastewater System Refunding RB Series 2005A		5.00%		06/01/14	345,000	347,809

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	73,735,000	74,065,283

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.08%		05/07/14	24,350,000	24,350,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		05/07/14	13,000,000	13,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		05/20/14	40,000,000	40,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		06/03/14	22,600,000	22,600,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		06/06/14	34,000,000	34,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	100,000	101,188

Sr Sales Tax RB Series 2013B		2.00%		07/01/14	3,730,000	3,747,250

Los Angeles Dept of Airports
Airport Sr RB Series 2012A		3.00%		05/15/14	1,000,000	1,003,394

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2005A1		4.00%		07/01/14	750,000	757,063

Power System RB Series 2011A		5.00%		07/01/14	150,000	151,821

Los Angeles Harbor Dept
CP Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		04/02/14	10,000,000	10,000,000

CP Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		04/03/14	15,000,000	15,000,000

CP Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		06/05/14	15,000,000	15,000,000

CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.12%		04/02/14	2,500,000	2,500,000

CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.11%		07/02/14	10,000,000	10,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.10%		04/15/14	6,688,000	6,688,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		05/08/14	25,000,000	25,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.10%		06/10/14	6,878,000	6,878,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/15/14	6,000,000	6,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.10%		06/10/14	5,000,000	5,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/08/14	13,325,000	13,325,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.09%		04/01/14	15,000,000	15,000,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.09%		05/28/14	20,000,000	20,000,000

Los Angeles USD
GO Refunding Bonds Series 2002		5.75%		07/01/14	335,000	339,660

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	11,040,000	11,040,000

Milpitas USD
TRAN 2013		1.50%		06/30/14	5,000,000	5,016,014

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	16,700,000	16,700,000

Newport-Mesa USD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	6,630,000	6,630,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	8,055,000	8,055,000

Orange Cnty Local Transportation Auth
Sub Sales Tax Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.08%		06/05/14	25,000,000	25,000,000

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	18,345,000	18,345,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	27,770,000	27,770,000

Riverside Cnty
Teeter Obligation Notes Series 2013D		2.00%		10/15/14	14,000,000	14,135,703

TRAN 2013-2014 Series B		2.00%		06/30/14	50,000,000	50,223,887

Sacramento
TRAN 2013		2.00%		06/27/14	29,630,000	29,758,141

Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2010A		5.00%		12/01/14	375,000	386,997

Sacramento Municipal Utility District
CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/08/14	19,500,000	19,500,000

CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/08/14	25,000,000	25,000,000

CP Series L1 (LOC: Barclays Bank Plc)		0.08%		06/02/14	10,000,000	10,000,000

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	39,000,000	39,174,632

San Diego Cnty & SDs Pool Program
TRAN Series 2013B2		2.00%		04/30/14	6,025,000	6,033,506

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego Cnty Regional Airport Auth
Sub Revenue CP Series A&B (LOC: Lloyds Bank Plc)		0.11%		05/07/14	19,924,000	19,924,000

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.10%		04/07/14	23,000,000	23,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		05/08/14	16,000,000	16,000,000

CP Series 6 (LIQ: Citibank, NA)		0.07%		04/02/14	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/02/14	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/04/14	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		04/08/14	30,000,000	30,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.08%		06/11/14	6,250,000	6,250,000

San Diego USD
TRAN 2013-2014 Series A2		2.00%		06/30/14	25,000,000	25,112,163

San Francisco
GO Refunding Bonds Series 2008R1		5.00%		06/15/14	250,000	252,432

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/14	4,525,000	4,596,605

San Francisco Airport Commission
Second Series Refunding RB Series 34C		5.00%		05/01/14	20,200,000	20,276,983

Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.15%		06/18/14	2,150,000	2,150,000

Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.09%		06/26/14	9,300,000	9,300,000

Sub CP Series A4 & B4 (LOC: Wells Fargo Bank, NA)		0.07%		07/09/14	20,000,000	20,000,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.09%		06/10/14	18,756,000	18,756,000

San Francisco Public Utilities Commission
Water Refunding RB Series 2006B		5.00%		11/01/14	400,000	411,123

San Francisco USD
TRAN Series 2013A		2.00%		08/14/14	35,000,000	35,235,212

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.15%		05/16/14	10,400,000	10,400,000

Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.15%		05/16/14	3,600,000	3,600,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	10,580,000	10,580,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	17,085,000	17,085,000

Santa Barbara Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	13,850,000	13,912,017

Santa Clara Cnty
TRAN 2013-2014		1.25%		06/30/14	21,000,000	21,055,499

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	22,000,000	22,100,700

Southern California Metropolitan Water District
Water Refunding RB Series 2003A		5.00%		07/01/14	100,000	101,177

Water Refunding RB Series 2009E		3.75%		07/01/14	1,000,000	1,008,853

Water Refunding RB Series 2012E1		2.50%		10/01/14	8,265,000	8,312,742

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		05/22/14	25,000,000	25,000,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	18,300,000	18,300,000

General RB Series 2009O		5.00%		05/15/14	200,000	201,157

Medical Center Pooled RB Series 2008D		5.00%		05/15/14	100,000	100,571

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.07%		05/07/14	14,000,000	14,000,000

Total Fixed-Rate Securities
(Cost $2,333,222,657)						2,333,222,657

Variable-Rate Securities 65.6% of net assets

California 61.6%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.09%		04/07/14	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.07%		04/07/14	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.09%		04/07/14	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.09%		04/07/14	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.09%		04/07/14	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.12%		04/07/14	4,850,000	4,850,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.09%		04/07/14	5,790,000	5,790,000

RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.06%		04/07/14	5,000,000	5,000,000

RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	16,750,000	16,750,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	2,895,000	2,895,000

RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.10%		04/07/14	2,700,000	2,700,000

Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.07%		04/07/14	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.07%		04/07/14	7,500,000	7,500,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	15,500,000	15,500,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.07%		04/07/14	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,915,000	2,915,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.08%		04/07/14	4,910,000	4,910,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	12,462,156	12,462,156

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.06%		04/07/14	13,870,000	13,870,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.09%		04/07/14	7,705,000	7,705,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California
Economic Recovery Bonds Series 2004C4 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	3,500,000	3,500,000

GO Bonds Series 2003B3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		04/07/14	25,000,000	25,000,000

GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.06%		04/01/14	21,915,000	21,915,000

GO Bonds Series 2004A2 (LOC: State Street Bank & Trust Company, NA)		0.07%		04/01/14	8,900,000	8,900,000

GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.05%		04/01/14	4,000,000	4,000,000

GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.07%		04/01/14	4,370,000	4,370,000

GO Bonds Series 2004B1 (LOC: Citibank, NA)		0.06%		04/01/14	27,000,000	27,000,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.05%		04/01/14	700,000	700,000

GO Bonds Series 2005B1 (LOC: Bank of America, NA)		0.07%		04/07/14	3,700,000	3,700,000

GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.05%		04/07/14	58,890,000	58,890,000

GO Bonds Series A1-1 (LOC: Royal Bank of Canada)		0.06%		04/07/14	25,000,000	25,000,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.09%		04/07/14	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	7,120,000	7,120,000

Central Valley Water System RB Series AE (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	12,605,000	12,605,000

California Economic Development Financing Auth
IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.17%		04/07/14	640,000	640,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.04%		04/07/14	12,950,000	12,950,000

RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.06%		04/07/14	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.09%		04/07/14	10,000,000	10,000,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.10%		04/07/14	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.05%		04/07/14	21,000,000	21,000,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.05%		04/07/14	6,725,000	6,725,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.05%		04/07/14	10,700,000	10,700,000

RB (Kaiser Permanente) Series 2006C		0.05%		04/07/14	5,955,000	5,955,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	79,525,000	79,525,000

RB (Memorial Health Services) Series 2013A		0.05%		04/07/14	8,000,000	8,000,000

RB (Memorial Health Services) Series 2013B	b	0.13%		10/27/14	17,500,000	17,500,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.07%		04/07/14	4,610,000	4,610,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,150,000	5,150,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/14	5,115,000	5,115,000

RB (Scripps Health) Series 2012C		0.05%		04/07/14	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	11,565,000	11,565,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	11,250,000	11,250,000

RB (St. Joseph Health) Series 2011B (LOC: US Bank, NA)		0.07%		04/01/14	6,600,000	6,600,000

RB (St. Joseph Health) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	8,000,000	8,000,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		04/07/14	3,550,000	3,550,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	3,750,000	3,750,000

RB (Sutter Health) Series 2013A (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	2,500,000	2,500,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.08%		04/07/14	17,225,000	17,225,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.07%		04/07/14	1,520,000	1,520,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.05%		04/07/14	12,500,000	12,500,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.05%		04/07/14	4,955,000	4,955,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.05%		04/07/14	10,710,000	10,710,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.05%		04/07/14	11,070,000	11,070,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.05%		04/07/14	12,415,000	12,415,000

Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.08%		04/07/14	12,840,000	12,840,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.07%		04/07/14	4,520,000	4,520,000

RB (Cal ISO Corp) Series 2009A (ESCROW/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	10,025,000	10,025,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.20%	04/01/14	04/30/14	11,370,000	11,370,000

Refunding RB (PG&E) Series 2009B (LOC: Mizuho Bank Ltd)		0.07%		04/01/14	8,200,000	8,200,000

California Municipal Finance Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2007		0.06%		04/01/14	4,555,000	4,555,000

RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.07%		04/07/14	12,650,000	12,650,000

Recovery Zone Facility RB (Chevron) Series 2010C		0.06%		04/01/14	7,400,000	7,400,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.06%		04/01/14	6,800,000	6,800,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	5,800,000	5,800,000

Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	6,400,000	6,400,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.10%		04/01/14	62,975,000	62,975,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.10%		04/07/14	5,570,000	5,570,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.13%		04/07/14	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.13%		04/07/14	2,570,000	2,570,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.10%		04/07/14	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	3,195,000	3,195,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.11%		04/07/14	6,060,000	6,060,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.13%		04/07/14	15,600,000	15,600,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.08%		04/07/14	2,750,000	2,750,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.10%		04/07/14	10,705,000	10,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.10%		04/07/14	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.10%		04/07/14	7,505,000	7,505,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.10%		04/07/14	3,400,000	3,400,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.11%		04/07/14	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.10%		04/07/14	4,695,000	4,695,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.10%		04/07/14	650,000	650,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.10%		04/07/14	17,175,000	17,175,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.10%		04/07/14	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.10%		04/07/14	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.08%		04/07/14	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.11%		04/07/14	1,360,000	1,360,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	2,150,000	2,150,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	9,875,000	9,875,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	5,970,000	5,970,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	8,925,000	8,925,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.08%		04/07/14	8,100,000	8,100,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Union Bank, NA)		0.08%		04/07/14	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.14%		04/07/14	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.10%		04/07/14	1,395,000	1,395,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Union Bank, NA)		0.11%		04/07/14	5,735,000	5,735,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Union Bank, NA)		0.11%		04/07/14	4,115,000	4,115,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.11%		04/07/14	1,915,000	1,915,000

Solid Waste Disposal RB (Metropolitan Recycling Corp) Series 2000A (LOC: Comerica Bank)		0.11%		04/07/14	1,850,000	1,850,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.11%		04/07/14	3,030,000	3,030,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.11%		04/07/14	2,275,000	2,275,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.11%		04/07/14	1,170,000	1,170,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.08%		04/07/14	2,280,000	2,280,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.11%		04/07/14	1,375,000	1,375,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.11%		04/07/14	1,840,000	1,840,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.10%		04/07/14	4,550,000	4,550,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.11%		04/07/14	6,910,000	6,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: Union Bank, NA)		0.11%		04/07/14	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Union Bank, NA)		0.11%		04/07/14	27,800,000	27,800,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: Union Bank, NA)		0.11%		04/07/14	5,500,000	5,500,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.11%		04/07/14	2,210,000	2,210,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.11%		04/07/14	710,000	710,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.08%		04/07/14	2,340,000	2,340,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.11%		04/07/14	3,945,000	3,945,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.07%		04/07/14	2,050,000	2,050,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.11%		04/07/14	1,320,000	1,320,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.11%		04/07/14	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.09%		04/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.14%		04/07/14	5,400,000	5,400,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.11%		04/07/14	2,810,000	2,810,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.08%		04/07/14	2,690,000	2,690,000

California Public Works Board
Lease RB (Univ of California) Series 2011G (ESCROW/LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	7,500,000	7,500,000

Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	8,695,000	8,695,000

Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	10,990,000	10,990,000

California State Univ
RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		04/07/14	26,000,000	26,000,000

Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		04/07/14	25,765,000	25,765,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.06%		04/07/14	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.10%		04/07/14	4,790,000	4,790,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.07%		04/07/14	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.08%		04/07/14	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.07%		04/07/14	8,695,000	8,695,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.07%		04/07/14	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.09%		04/07/14	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.08%		04/07/14	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.07%		04/07/14	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.07%		04/07/14	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.07%		04/07/14	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.07%		04/07/14	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.07%		04/07/14	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.05%		04/07/14	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.05%		04/07/14	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.07%		04/07/14	7,350,000	7,350,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.08%		04/07/14	3,520,000	3,520,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.07%		04/07/14	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.07%		04/07/14	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.08%		04/07/14	14,790,000	14,790,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.05%		04/07/14	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.07%		04/07/14	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.08%		04/07/14	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.07%		04/07/14	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.09%		04/07/14	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.05%		04/07/14	6,500,000	6,500,000

M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.06%		04/07/14	17,000,000	17,000,000

RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	36,045,000	36,045,000

RB (John Muir Health) Series 2008C (LOC: Wells Fargo Bank, NA)		0.07%		04/01/14	6,300,000	6,300,000

RB (Kaiser Permanente) Series 2003B		0.05%		04/07/14	6,300,000	6,300,000

RB (Kaiser Permanente) Series 2004M		0.05%		04/07/14	3,700,000	3,700,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		04/07/14	4,950,000	4,950,000

RB (Kaiser Permanente) Series 2008A		0.04%		04/07/14	7,300,000	7,300,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.09%		04/07/14	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.08%		04/07/14	6,300,000	6,300,000

RB (Sutter Health) Series 2011D (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	10,125,000	10,125,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.06%		04/07/14	2,175,000	2,175,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	11,995,000	11,995,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	8,010,000	8,010,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	12,095,000	12,095,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	23,595,000	23,595,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	14,650,000	14,650,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.07%		04/07/14	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.07%		04/07/14	32,200,000	32,200,000

Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A (LOC: Freddie Mac)		0.08%		04/07/14	28,700,000	28,700,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008B3 (LIQ: Wells Fargo Bank, NA)		0.05%		04/07/14	14,000,000	14,000,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		04/07/14	35,000,000	35,000,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		04/07/14	9,760,000	9,760,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		04/07/14	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.06%	04/03/14	06/12/14	15,000,000	15,000,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	8,360,000	8,360,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	25,635,000	25,635,000

Refunding COP Series 2011A (LOC: Union Bank, NA)		0.07%		04/07/14	9,620,000	9,620,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.08%		04/07/14	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.08%		04/07/14	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	26,670,000	26,670,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	10,026,000	10,026,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	15,865,000	15,865,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		04/07/14	25,720,000	25,720,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.06%		04/07/14	4,500,000	4,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		04/07/14	7,900,000	7,900,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	7,000,000	7,000,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.07%		04/07/14	7,525,000	7,525,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,915,000	14,915,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.05%		04/07/14	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.08%		04/07/14	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.08%		04/07/14	9,500,000	9,500,000

Irvine
Limited Obligation Bonds (Reassessment District No. 05-21) Series A (LOC: US Bank, NA; Cal St Teachers Retirement Sys)		0.06%		04/01/14	10,540,000	10,540,000

Irvine Assessment District
Limited Obligation Bonds (District No.97-17) (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.06%		04/01/14	2,254,000	2,254,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.07%	04/03/14	03/12/15	14,540,000	14,540,000

Refunding Bonds Series 2011A2		0.06%	04/03/14	03/12/15	9,000,000	9,000,000

Irvine USD Community Facilities District No. 09-1
Special Tax Bonds Series 2012B (LOC: Bank of America, NA)		0.08%		04/01/14	15,000,000	15,000,000

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	25,100,000	25,100,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	5,562,000	5,562,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.12%		04/07/14	4,760,000	4,760,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.07%		04/07/14	4,500,000	4,500,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		04/07/14	5,000,000	5,000,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	6,665,000	6,665,000

Los Angeles CCD
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	4,785,000	4,785,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.05%		04/07/14	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.07%		04/07/14	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.07%		04/07/14	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.07%		04/07/14	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	32,300,000	32,300,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.08%		04/07/14	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	23,385,000	23,385,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.13%		04/07/14	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.06%		04/07/14	8,800,000	8,800,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,925,000	2,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	8,665,000	8,665,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.06%		04/07/14	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,665,000	6,665,000

Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.06%		04/07/14	5,085,000	5,085,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A1 (LIQ: JPMorgan Chase Bank, NA)		0.05%		04/07/14	19,700,000	19,700,000

Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/14	11,800,000	11,800,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	52,650,000	52,650,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,545,000	7,545,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.08%		04/07/14	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	13,485,000	13,485,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		04/07/14	34,360,000	34,360,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	17,500,000	17,500,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	24,210,000	24,210,000

Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	17,565,000	17,565,000

Water System RB Series 2011B1 (LIQ: Royal Bank of Canada)		0.05%		04/07/14	10,450,000	10,450,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,665,000	3,665,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	12,000,000	12,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	7,390,000	7,390,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	9,725,000	9,725,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.11%		04/07/14	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.18%		04/07/14	1,455,000	1,455,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,890,000	6,890,000

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	24,775,000	24,775,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.06%		04/07/14	8,276,000	8,276,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	4,560,000	4,560,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.06%		04/07/14	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.06%		04/07/14	4,795,000	4,795,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.08%		04/07/14	9,900,000	9,900,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.05%		04/07/14	11,145,000	11,145,000

Lease RB Series 2006 (LOC: Union Bank, NA)		0.05%		04/07/14	20,875,000	20,875,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.05%		04/07/14	19,650,000	19,650,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	9,450,000	9,450,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.07%		04/07/14	2,650,000	2,650,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.12%		04/07/14	4,959,000	4,959,000

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.08%		04/07/14	4,340,000	4,340,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.07%		04/07/14	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	8,865,000	8,865,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.08%		04/07/14	10,890,000	10,890,000

Richmond
Wastewater Refunding RB Series 2008A (LOC: Union Bank, NA)		0.05%		04/07/14	7,000,000	7,000,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.14%		04/07/14	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/14	35,985,000	35,985,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	13,035,000	13,035,000

Limited Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.07%		04/07/14	1,675,000	1,675,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	8,375,000	8,375,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.07%		04/07/14	12,255,000	12,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.08%		04/07/14	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.07%		04/07/14	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.07%		04/07/14	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.08%		04/07/14	17,070,000	17,070,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	4,750,000	4,750,000

Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	12,495,000	12,495,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.07%		04/07/14	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.10%		04/07/14	9,700,000	9,700,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.07%		04/07/14	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.07%		04/07/14	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.07%		04/07/14	5,150,000	5,150,000

16

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008K (LOC: Bank of America, NA)		0.05%		04/07/14	8,300,000	8,300,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.06%		04/07/14	6,000,000	6,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		04/07/14	21,945,000	21,945,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.26%		04/07/14	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/14	13,660,000	13,660,000

GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		04/07/14	8,000,000	8,000,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,435,000	14,435,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	2,500,000	2,500,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	6,100,000	6,100,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		04/07/14	5,350,000	5,350,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	23,525,000	23,525,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.06%		04/07/14	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,300,000	5,300,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.08%		04/07/14	12,000,000	12,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.08%		04/07/14	5,735,000	5,735,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	18,090,000	18,090,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	38,230,000	38,230,000

San Francisco Airport Commission
Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	9,995,000	9,995,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.17%		09/18/14	13,045,000	13,045,000

Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.07%		04/07/14	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.14%		04/07/14	7,120,000	7,120,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		04/07/14	4,225,000	4,225,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.06%		04/07/14	28,300,000	28,300,000

 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.07%		04/07/14	3,750,000	3,750,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	40,755,000	40,755,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.09%		04/07/14	6,695,000	6,695,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.05%		04/07/14	2,000,000	2,000,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		04/07/14	500,000	500,000

San Leandro
M/F Housing RB (Carlton Plaza) Series 1997A (LOC: Fannie Mae)		0.08%		04/07/14	7,600,000	7,600,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.05%		04/07/14	13,390,000	13,390,000

San Mateo Cnty CCD
GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	1,600,000	1,600,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Robert Sans Memorial) Series 2013A (LIQ: Barclays Bank Plc)	a	0.06%		04/07/14	10,850,000	10,850,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	5,000,000	5,000,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	47,205,000	47,205,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.13%		04/07/14	8,980,000	8,980,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: Union Bank, NA)		0.10%		04/07/14	4,075,000	4,075,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		04/07/14	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		04/07/14	8,000,000	8,000,000

Santa Monica-Malibu USD
GO Bonds Series D (LIQ: Citibank, NA)	a	0.07%		04/07/14	4,800,000	4,800,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.15%		04/07/14	2,050,000	2,050,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.03%		04/07/14	2,200,000	2,200,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.07%		04/07/14	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.08%		04/07/14	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

Water Refunding RB Series 2009A2		0.07%	04/03/14	02/09/15	55,000,000	55,000,000

Water Refunding RB Series 2011A1		0.08%	04/03/14	01/16/15	23,940,000	23,940,000

Water Refunding RB Series 2011A3		0.08%	04/03/14	01/16/15	30,000,000	30,000,000

Water Refunding RB Series 2013D		0.04%		04/07/14	10,700,000	10,700,000

Water Refunding RB Series 2013E		0.08%	04/03/14	10/06/14	45,000,000	45,000,000

18

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.06%		04/07/14	17,100,000	17,100,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.06%		04/07/14	3,700,000	3,700,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.06%		04/01/14	400,000	400,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.06%		04/07/14	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.06%		04/07/14	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.06%		04/07/14	6,665,000	6,665,000

General RB Series 2013AF (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	7,500,000	7,500,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,500,000	6,500,000

General RB Series 2013AI (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	10,665,000	10,665,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.06%		04/01/14	3,270,000	3,270,000

Limited Project RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	4,695,000	4,695,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	20,750,000	20,750,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	13,615,000	13,615,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.06%		04/07/14	24,950,000	24,950,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	15,505,000	15,505,000

Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	8,885,000	8,885,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.12%		04/07/14	5,875,000	5,875,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	12,660,000	12,660,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	29,180,000	29,180,000

GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	6,000,000	6,000,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.09%		04/07/14	8,000,000	8,000,000

GO Bonds Series 2010D (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	19,255,000	19,255,000

						4,312,968,156

Other Investments 4.0%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		04/07/14	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		04/07/14	55,000,000	55,000,000

Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		04/07/14	38,000,000	38,000,000

Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.14%		04/07/14	40,000,000	40,000,000

 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		04/07/14	29,600,000	29,600,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.15%		04/07/14	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.13%		04/07/14	3,000,000	3,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.13%		04/07/14	16,000,000	16,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.13%		04/07/14	15,900,000	15,900,000

						277,600,000

Total Variable-Rate Securities
(Cost $4,590,568,156)						4,590,568,156

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $6,923,790,813.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,583,210,156 or 36.9% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $17,500,000 or 0.2% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

20

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47704MAR14

22

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

35.6%		Fixed-Rate Securities	47,015,446	47,015,446
64.6%		Variable-Rate Securities	85,232,000	85,232,000

100.2%		Total Investments	132,247,446	132,247,446
(0	.2)%	Other Assets and Liabilities, Net		(245,299)

100.0%		Net Assets		132,002,147

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 35.6% of net assets

California 35.6%
Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,200,000	1,205,562

California
Economic Recovery Bonds Series 2004A		5.25%		07/01/14	1,215,000	1,230,183

GO Bonds		3.70%		04/01/14	640,000	640,000

GO Bonds		5.00%		04/01/14	125,000	125,000

GO Bonds		4.13%		06/01/14	200,000	201,232

GO Bonds		5.00%		06/01/14	470,000	473,682

GO Bonds		4.00%		09/01/14	110,000	111,703

GO Refunding Bonds		5.00%		05/01/14	225,000	225,873

GO Refunding Bonds		5.00%		08/01/14	550,000	558,551

GO Refunding Bonds		4.00%		09/01/14	225,000	228,509

GO Refunding Bonds		5.00%		03/01/15	120,000	125,179

RAN 2013-2014 Series A2		2.00%		06/23/14	2,150,000	2,158,721

California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/14	1,225,000	1,229,902

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	2,000,000	2,000,000

California Public Works Board
Lease RB (Univ of California) Series 2009E (ESCROW)		4.00%		04/01/14	400,000	400,000

California School Cash Reserve Program Auth
Bonds 2013-2014 Series H		2.00%		06/02/14	1,400,000	1,404,130

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		05/05/14	2,000,000	2,000,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		10/03/14	500,000	500,000

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2008B		0.11%		04/01/14	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	1,000,000	1,000,000

East Bay Municipal Utility District
Water System Extendible CP		0.09%	04/22/14	10/19/14	1,000,000	1,000,000

Water System Sub Refunding RB Series 2007B		5.00%		06/01/14	150,000	151,159

Los Angeles
GO Bonds Series 2006A		4.00%		09/01/14	200,000	203,052

GO Refunding Bonds Series 2002B		5.00%		09/01/14	100,000	101,963

GO Refunding Bonds Series 2005B		4.50%		09/01/14	100,000	101,754

Wastewater System Refunding RB Series 2005A		5.00%		06/01/14	285,000	287,133

Wastewater System Refunding RB Series 2009A		5.00%		06/01/14	275,000	277,128

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	4,010,000	4,026,949

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	270,000	273,118

Los Angeles Dept of Water & Power
Power System RB Series 2007A1		5.00%		07/01/14	310,000	313,597

Power System RB Series 2011A		5.00%		07/01/14	650,000	657,640

Los Angeles Harbor Dept
CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.12%		04/02/14	2,500,000	2,500,000

Los Angeles USD
GO Bonds Series 1997A		6.00%		07/01/14	300,000	304,247

GO Bonds Series 2007B		5.00%		07/01/14	285,000	288,378

GO Refunding Bonds Series 2002		5.75%		07/01/14	745,000	755,264

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	1,425,000	1,425,000

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	1,000,000	1,004,478

San Diego Cnty & SDs Pool Program
TRAN Series 2013B2		2.00%		04/30/14	1,000,000	1,001,412

San Francisco
GO Refunding Bonds Series 2008R1		5.00%		06/15/14	1,205,000	1,216,676

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/14	1,400,000	1,421,801

San Francisco Public Utilities Commission
Water RB Series 2010A		5.00%		11/01/14	410,000	421,391

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.15%		05/16/14	1,400,000	1,400,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	215,000	215,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	800,000	800,000

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	145,000	145,618

Southern California Metropolitan Water District
Water Refunding RB Series 2003A		5.00%		07/01/14	300,000	303,467

Water Refunding RB Series 2009E		3.75%		07/01/14	100,000	100,832

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		05/22/14	2,905,000	2,905,000

Univ of California
General RB Series 2005E		5.00%		05/15/14	200,000	201,125

General RB Series 2007J		5.00%		05/15/14	425,000	427,357

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	1,000,000	1,000,000

General RB Series 2009O		5.00%		05/15/14	625,000	628,522

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General RB Series 2009Q		4.00%		05/15/14	1,100,000	1,104,979

Medical Center Pooled RB Series 2007A		5.00%		05/15/14	700,000	704,045

Medical Center Pooled RB Series 2008D		5.00%		05/15/14	725,000	729,134

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.07%		05/07/14	1,800,000	1,800,000

Total Fixed-Rate Securities
(Cost $47,015,446)						47,015,446

Variable-Rate Securities 64.6% of net assets

California 64.6%
ABAG Finance Auth
RB (On Lok Sr Health Services) Series 2008 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	500,000	500,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.07%		04/07/14	2,480,000	2,480,000

Anaheim Public Financing Auth
Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,085,000	2,085,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.09%		04/07/14	1,305,000	1,305,000

California
Economic Recovery Bonds Series 2004C4 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	800,000	800,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.10%		04/07/14	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		04/07/14	1,600,000	1,600,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.15%		04/07/14	3,230,000	3,230,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.11%		04/07/14	1,915,000	1,915,000

Refunding RB (PG&E) Series 2009A (LOC: Mizuho Bank Ltd)		0.07%		04/01/14	500,000	500,000

Refunding RB (PG&E) Series 2009B (LOC: Mizuho Bank Ltd)		0.07%		04/01/14	800,000	800,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.06%		04/01/14	800,000	800,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	100,000	100,000

Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	1,700,000	1,700,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.08%		04/07/14	2,215,000	2,215,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009C1		0.05%		04/07/14	700,000	700,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	160,000	160,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)		0.05%		04/07/14	500,000	500,000

Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.05%		04/07/14	1,200,000	1,200,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		04/07/14	240,000	240,000

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.07%		04/07/14	1,170,000	1,170,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	105,000	105,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		04/07/14	1,200,000	1,200,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		04/07/14	2,000,000	2,000,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	1,200,000	1,200,000

Irvine Ranch Water District
Refunding Bonds Series 2011A2		0.06%	04/03/14	03/12/15	1,000,000	1,000,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.07%		04/07/14	2,180,000	2,180,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		04/07/14	3,000,000	3,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	1,975,000	1,975,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.06%		04/07/14	1,295,000	1,295,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/14	200,000	200,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,600,000	4,600,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		04/07/14	750,000	750,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.07%		04/01/14	100,000	100,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.06%		04/07/14	1,550,000	1,550,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	5,240,000	5,240,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.08%		04/07/14	1,200,000	1,200,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.08%		04/07/14	970,000	970,000

Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,875,000	1,875,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	4,950,000	4,950,000

San Diego CCD
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.08%		04/07/14	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	3,500,000	3,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		04/07/14	625,000	625,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,000,000	1,000,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	2,000,000	2,000,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	530,000	530,000

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		04/07/14	330,000	330,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.06%		04/07/14	1,800,000	1,800,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		04/07/14	3,480,000	3,480,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.03%		04/07/14	500,000	500,000

Water Refunding RB Series 2011A3		0.08%	04/03/14	01/16/15	1,135,000	1,135,000

Water Refunding RB Series 2013E		0.08%	04/03/14	10/06/14	300,000	300,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.06%		04/07/14	400,000	400,000

Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)		0.06%		04/07/14	105,000	105,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	1,150,000	1,150,000

GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		04/07/14	700,000	700,000

Total Variable-Rate Securities
(Cost $85,232,000)						85,232,000

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $132,247,446.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $57,997,000 or 43.9% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 5

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47705MAR14

 7

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.4%	Fixed-Rate Securities	3,561,655,611	3,561,655,611
73.3%	Variable-Rate Securities	9,866,556,812	9,866,556,812

99.7%	Total Investments	13,428,212,423	13,428,212,423
0.3%	Other Assets and Liabilities, Net		41,346,845

100.0%	Net Assets		13,469,559,268

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.4% of net assets

Alabama 0.4%
Huntsville Health Care Auth
CP		0.12%		06/04/14	17,500,000	17,500,000

CP		0.10%		06/10/14	22,500,000	22,500,000

CP		0.12%		06/17/14	15,000,000	15,000,000

						55,000,000

Arizona 0.1%
Arizona Board of Regents
COP (Northern Arizona Univ) Series 2004 (ESCROW)		5.13%		09/01/14	1,735,000	1,771,074

RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	10,255,000	10,255,000

						12,026,074

California 5.5%
California
GO Bonds		3.00%		04/01/14	200,000	200,000

GO Bonds		3.70%		04/01/14	380,000	380,000

GO Bonds		4.30%		04/01/14	100,000	100,000

GO Bonds		5.00%		04/01/14	500,000	500,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		05/20/14	29,000,000	29,000,000

GO CP Series 2011A4 (LOC: Morgan Stanley Bank NA)		0.07%		04/08/14	25,000,000	25,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		06/05/14	20,000,000	20,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		04/02/14	25,000,000	25,000,000

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.15%		09/18/14	13,555,000	13,555,000

RAN 2013-2014 Series A1		2.00%		05/28/14	62,000,000	62,173,379

RAN 2013-2014 Series A2		2.00%		06/23/14	49,000,000	49,196,816

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.17%		06/04/14	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2006E		0.17%		06/05/14	19,435,000	19,435,000

RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	4,500,000	4,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		04/07/14	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.20%		06/02/14	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004I		0.19%		09/04/14	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/01/14	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2008B		0.20%		04/01/14	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2008B		0.18%		08/07/14	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2008C		0.17%		07/17/14	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		10/10/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B6		0.18%		07/09/14	31,000,000	31,000,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.24%		07/31/14	25,140,000	25,140,000

East Bay Municipal Utility District
Water System Extendible CP		0.09%	05/20/14	11/08/14	9,600,000	9,600,000

Water System Extendible CP		0.09%	06/10/14	12/05/14	11,300,000	11,300,000

Los Angeles
TRAN Series 2013B		2.00%		05/01/14	30,000,000	30,045,061

TRAN Series 2013C		2.00%		06/26/14	100,000,000	100,427,789

Los Angeles Cnty
TRAN 2013-2014	d	2.00%		06/30/14	49,000,000	49,219,410

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	2,000,000	2,000,000

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.10%		04/07/14	5,000,000	5,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	235,000	235,000

Santa Clara Cnty
TRAN 2013-2014		1.25%		06/30/14	20,000,000	20,052,856

						736,960,311

Colorado 1.0%
Colorado
Education Loan Program TRAN Series 2013A		1.25%		06/27/14	25,000,000	25,063,863

General Fund TRAN Series 2013A		1.50%		06/27/14	50,000,000	50,157,441

General Fund TRAN Series 2013A		2.00%		06/27/14	35,000,000	35,151,904

Colorado Water Resources & Power Development Auth
Water Resources RB (Parker Water & Sanitation District) Series 2004D (ESCROW)		5.25%		09/01/14	16,185,000	16,525,747

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	9,600,000	9,600,000

						136,498,955

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.07%		04/14/14	8,000,000	8,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.2%
District of Columbia
RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		04/24/14	24,995,000	24,995,000

Florida 0.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		06/17/14	11,750,000	11,750,000

Florida Department of Management Services
Facilities Pool Refunding RB Series 2003A		5.25%		09/01/14	5,025,000	5,132,241

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Bonds Series 2011B		4.00%		07/01/14	2,335,000	2,357,047

Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.08%		05/02/14	7,000,000	7,000,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	5,680,000	5,680,000

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/14	1,500,000	1,512,395

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	9,590,000	9,590,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	11,200,000	11,200,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	5,330,000	5,330,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.06%		04/03/14	17,000,000	17,000,000

Electric System RB Series Three 2010A		4.00%		10/01/14	270,000	275,039

Sunshine State Government Financing Commission
CP Revenue Series H (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/09/14	17,260,000	17,260,000

CP Revenue Series H (LIQ: JPMorgan Chase Bank, NA)		0.13%		08/22/14	10,000,000	10,000,000

						104,086,722

Georgia 0.2%
Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	7,135,000	7,135,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		04/02/14	7,000,000	7,000,000

Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		06/05/14	12,000,000	12,000,000

						26,135,000

Idaho 0.3%
Idaho
TAN Series 2013		2.00%		06/30/14	40,000,000	40,178,121

Illinois 0.5%
Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	750,000	757,212

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB Series December 2009B		3.00%		06/15/14	1,675,000	1,684,521

Sales Tax RB Series June 2006		5.00%		06/15/14	1,000,000	1,009,723

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	14,130,000	14,267,638

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003C		0.21%		04/25/14	7,700,000	7,700,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	19,340,000	19,340,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	18,105,000	18,105,000

						62,864,094

Indiana 0.8%
Indiana Finance Auth
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	24,090,000	24,090,000

Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,500,000	4,519,096

Sub RB (Ascension Health) Series 2005A3		1.70%		09/01/14	400,000	402,339

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	75,000,000	75,000,000

						104,011,435

Kentucky 0.1%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	17,340,000	17,523,190

Louisiana 0.1%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.50%		03/15/15	18,500,000	18,500,000

Maine 0.1%
Maine Turnpike Auth
Turnpike RB Series 2004 (ESCROW)		5.25%		07/01/14	7,600,000	7,694,550

Maryland 0.5%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	8,765,000	8,765,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Hospital) Series 1999 (ESCROW)		5.50%		05/15/14	10,590,000	10,655,427

Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.10%		06/02/14	35,500,000	35,500,000

Northeast Maryland Waste Disposal Auth
Solid Waste Refunding RB Series 2013		2.00%		04/01/14	19,215,000	19,215,000

						74,135,427

Massachusetts 0.5%
Beverly
GO BAN		0.50%		04/23/14	4,000,000	4,000,867

Boston Water & Sewer Commission
CP BAN Series A (LOC: Bank of America, NA)		0.12%		08/25/14	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Fall River
GO BAN		1.00%		02/13/15	15,000,000	15,088,455

Haverhill
BAN		1.25%		12/01/14	5,000,000	5,032,645

Malden
GO BAN		1.25%		09/26/14	5,330,000	5,356,429

Massachusetts
GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/14	100,000	101,584

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		05/15/14	7,200,000	7,200,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/14	335,000	340,983

New Bedford
GO BAN		1.00%		02/06/15	13,000,000	13,080,638

Webster
GO BAN		1.00%		06/27/14	7,573,883	7,586,102

Worcester
GO BAN Series A		2.00%		12/17/14	5,945,000	6,020,245

						68,807,948

Michigan 0.1%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	10,300,000	10,361,317

Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	1,600,000	1,609,284

						11,970,601

Minnesota 0.2%
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	26,965,000	26,965,000

Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.12%		08/01/14	11,840,000	11,840,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		07/09/14	10,000,000	10,000,000

						21,840,000

Missouri 0.1%
St. Louis
TRAN Series 2013		2.00%		05/30/14	13,000,000	13,038,019

Nevada 0.9%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.21%		04/17/14	44,880,000	44,880,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/02/14	7,500,000	7,500,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/04/14	17,095,000	17,095,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/04/14	17,465,000	17,465,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	22,000,000	22,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Truckee Meadows Water Auth
Water Refunding RB Series 2010		5.00%		07/01/14	10,420,000	10,543,620

						119,483,620

New Jersey 1.3%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	8,410,000	8,506,188

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2013		1.25%		11/19/14	7,250,000	7,296,405

Cliffside Park Borough
BAN		0.75%		07/24/14	10,000,000	10,014,305

East Brunswick
BAN		2.00%		07/31/14	16,970,000	17,067,043

BAN		0.75%		01/14/15	5,000,000	5,018,069

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	31,156,658	31,186,055

Hudson Cnty
BAN		2.00%		12/05/14	8,800,000	8,900,126

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	3,500,000	3,514,483

Jefferson Township
BAN		1.25%		06/26/14	9,261,518	9,283,711

Lawrence Township
BAN		1.25%		07/25/14	6,895,000	6,914,247

Livingston Township
BAN Series 2014		1.00%		01/13/15	7,485,000	7,528,970

New Jersey Economic Development Auth
RB (Chambers Co-Generation) Series 1991 (LOC: BNP Paribas)		0.08%		04/01/14	50,000,000	50,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	1,460,000	1,460,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	14,040,000	14,040,000

						180,729,602

New York 3.8%
Albany Cnty
TAN 2013		0.75%		05/15/14	6,900,000	6,904,395

Amherst
BAN 2013B		1.00%		11/13/14	13,100,000	13,158,158

Babylon
BAN 2013		2.00%		08/15/14	4,000,000	4,026,456

Bay Shore UFSD
TAN 2013-2014		0.50%		06/27/14	37,000,000	37,025,519

Cold Spring Harbor CSD
TAN 2013		1.25%		06/26/14	7,100,000	7,117,052

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	20,000,000	20,025,246

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	10,000,000	10,009,271

Eastport South Manor CSD
TAN 2013-2014		1.25%		06/27/14	15,500,000	15,536,595

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	31,195,000	31,337,546

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	12,000,000	12,007,992

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.08%		05/12/14	18,000,000	18,000,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	6,455,000	6,455,000

New York City Municipal Water Finance Auth
CP Series 1		0.08%		05/07/14	5,000,000	5,000,000

CP Series 1		0.08%		05/14/14	16,000,000	16,000,000

Extendible CP Series 8		0.09%	05/15/14	12/13/14	30,000,000	30,000,000

Extendible CP Series 8		0.09%	05/19/14	12/14/14	10,000,000	10,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/14	365,000	369,964

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.15%		12/17/14	125,000,000	125,000,000

New York State Dormitory Auth
RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	16,000,000	16,189,122

New York State Power Auth
CP Series 1 & 2		0.08%		05/13/14	4,000,000	4,000,000

CP Series 1 & 2		0.09%		06/12/14	6,300,000	6,300,000

CP Series 1 & 2		0.09%		06/16/14	5,000,000	5,000,000

Tender Notes Series 1985		0.10%		09/02/14	1,440,000	1,440,000

North Hempstead
BAN 2014A	c	0.35%		04/08/15	11,270,000	11,280,030

BAN Series 2013B		0.75%		10/03/14	9,000,000	9,022,717

Oceanside UFSD
TAN 2013-2014 Taxes		0.75%		06/20/14	8,000,000	8,009,265

Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.20%		05/08/14	18,850,000	18,850,000

Consolidated Bonds 167th Series		5.00%		09/15/14	500,000	510,732

Consolidated Bonds 177th Series		3.00%		07/15/14	2,400,000	2,419,209

Port Washington UFSD
TAN 2013-2014		0.50%		06/20/14	17,500,000	17,512,051

Rochester
BAN Series 2013I		1.00%		08/12/14	12,000,000	12,034,025

Rockville Centre UFSD
TAN 2013		0.45%		06/27/14	15,000,000	15,008,543

Schenectady Cnty
BAN 2014		0.50%		02/18/15	4,000,000	4,011,823

White Plans City School District
BAN Series 2013A		1.00%		06/27/14	9,000,000	9,016,475

William Floyd UFSD
TAN 2013-2014		1.00%		06/26/14	5,000,000	5,008,859

						513,586,045

North Carolina 0.5%
Charlotte
GO CP (LIQ: Wells Fargo Bank, NA)		0.09%		05/01/14	32,884,000	32,884,000

Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,633,506

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.16%		07/31/14	19,000,000	19,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	10,160,000	10,160,000

						63,677,506

Ohio 0.0%
Ohio
Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	100,000	103,561

Pennsylvania 0.1%
Pennsylvania
GO Bonds First Series 2005		5.00%		07/01/14	200,000	202,377

GO Bonds Third Series 2010A		5.00%		07/15/14	4,840,000	4,909,109

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	3,780,000	3,780,000

Philadelphia
TRAN 2013-2014 Series A		1.00%		06/30/14	5,000,000	5,010,343

Univ of Pittsburgh
PITT Asset Notes Series 2013		2.00%		07/11/14	5,800,000	5,829,169

						19,730,998

South Carolina 0.3%
South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		06/04/14	8,065,000	8,065,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.12%		06/10/14	7,000,000	7,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		05/09/14	5,000,000	5,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		05/15/14	3,000,000	3,000,000

CP Series E (LIQ: TD Bank NA)		0.08%		05/15/14	5,700,000	5,700,000

CP Series E (LIQ: TD Bank NA)		0.09%		06/05/14	8,000,000	8,000,000

						36,765,000

Texas 5.9%
Austin
Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		04/22/14	2,170,000	2,170,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.06%		04/23/14	9,000,000	9,000,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.07%		04/23/14	31,500,000	31,500,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.09%		04/23/14	4,495,000	4,495,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		07/15/14	4,000,000	4,000,000

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		04/07/14	10,000,000	10,000,000

CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		05/08/14	7,500,000	7,500,000

Coppell ISD
Unlimited Tax GO Bonds Series 2013A (GTY: TX Permanent School Fund)		3.00%		08/15/14	1,410,000	1,424,516

Dallas
GO CP Series 2010C (LIQ: Wells Fargo Bank, NA)		0.08%		05/01/14	6,000,000	6,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.06%		04/01/14	15,275,000	15,275,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		05/05/14	4,200,000	4,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		05/06/14	11,000,000	11,000,000

Dallas-Fort Worth
Airport Jt Refunding RB Series 2014A		1.00%		11/01/14	4,035,000	4,052,800

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	19,020,000	19,020,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	150,000	152,661

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.20%		06/04/14	32,000,000	32,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		08/05/14	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		10/02/14	35,000,000	35,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/05/14	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/20/14	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.20%		04/03/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.18%		08/05/14	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.16%		11/20/14	11,480,000	11,480,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/22/14	6,500,000	6,500,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.08%		05/06/14	15,000,000	15,000,000

TRAN Series 2013		2.00%		06/30/14	25,000,000	25,111,942

Lower Colorado River Auth
Transmission Contract Revenue CP (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.07%		05/15/14	10,000,000	10,000,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.12%		08/15/14	17,660,000	17,660,000

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		05/02/14	12,000,000	12,000,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		05/05/14	11,540,000	11,540,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		05/05/14	11,000,000	11,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		05/06/14	16,750,000	16,750,000

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		06/26/14	137,000	137,000

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		05/01/14	5,000,000	5,000,000

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		05/02/14	11,000,000	11,000,000

Water System Refunding RB Series 2011A		2.00%		05/15/14	1,385,000	1,387,976

Texas
State Highway Fund First Tier RB Series 2006		5.00%		04/01/14	500,000	500,000

TRAN 2013	d	2.00%		08/28/14	228,730,000	230,407,884

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.19%		09/18/14	22,120,000	22,120,000

Texas Public Finance Auth
GO CP Series 2008		0.09%		04/03/14	13,000,000	13,000,000

GO CP Series 2008		0.07%		04/23/14	46,500,000	46,500,000

Unemployment Compensation Assessment RB Series 2003C4		0.07%		04/23/14	11,000,000	11,000,000

Unemployment Compensation Assessment RB Series 2003C4		0.10%		05/08/14	8,000,000	8,000,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.14%		04/08/14	22,000,000	22,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Revenue Financing System CP Series 2012A		0.08%		06/09/14	5,067,000	5,067,000

United ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.50%		08/15/14	4,750,000	4,755,133

Ysleta ISD
Unlimited Tax GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/14	1,000,000	1,017,785

						802,724,697

Utah 0.4%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		06/10/14	33,000,000	33,000,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		06/13/14	22,000,000	22,000,000

						55,000,000

Virginia 0.5%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		05/06/14	5,000,000	5,000,000

Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.80%		05/07/14	28,890,000	28,890,000

Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.08%		04/23/14	5,300,000	5,300,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.14%		05/22/14	28,000,000	28,000,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A5		4.20%		07/01/14	1,500,000	1,514,675

						68,704,675

Washington 0.6%
Auburn SD No. 408
GO Refunding Bonds Series 2014 (GTY: Washington)		1.00%		12/01/14	4,250,000	4,272,486

Everett SD No. 2
Unlimited Tax Refunding GO Bonds Series 2014 (GTY: Washington)	c	1.00%		12/01/14	1,295,000	1,301,268

Port of Seattle
GO Refunding Bonds Series 2004C		5.00%		11/01/14	2,905,000	2,986,808

RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.22%		06/12/14	5,705,000	5,705,000

Refunding RB Series 2011B		3.00%		09/01/14	1,000,000	1,011,716

Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.09%		04/10/14	50,000,000	50,000,000

Tacoma
Limited Tax GO Bonds Series 2004 (ESCROW)		5.00%		12/01/14	10,000,000	10,323,513

Washington
GO Bonds Series 2009B		5.00%		07/01/14	400,000	404,757

GO Bonds Series 2009C		5.00%		02/01/15	150,000	155,931

GO Bonds Series 2012D		5.00%		02/01/15	1,865,000	1,940,392

GO Refunding Bonds Series R2013C		3.00%		07/01/14	1,805,000	1,817,589

						79,919,460

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 0.4%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.18%		04/04/14	40,000,000	40,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.16%		09/04/14	10,000,000	10,000,000

						50,000,000

Total Fixed-Rate Securities
(Cost $3,561,655,611)						3,561,655,611

Variable-Rate Securities 73.3% of net assets

Alabama 2.2%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	12,720,000	12,720,000

Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.16%		04/07/14	6,580,000	6,580,000

M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.10%		04/07/14	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.10%		04/07/14	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.07%		04/07/14	17,725,000	17,725,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.07%		04/07/14	3,865,000	3,865,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	13,255,000	13,255,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.11%		04/07/14	1,900,000	1,900,000

Birmingham Water Works Board
Water RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	7,145,000	7,145,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	11,740,000	11,740,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.11%		04/07/14	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.09%		04/07/14	5,270,000	5,270,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.09%		04/07/14	40,000,000	40,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.09%		04/07/14	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.07%		04/07/14	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.09%		04/01/14	2,750,000	2,750,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	10,585,000	10,585,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.10%		04/07/14	15,000,000	15,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	12,765,000	12,765,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.06%		04/07/14	10,000,000	10,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	37,700,000	37,700,000

						290,850,000

Alaska 0.7%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.17%		04/07/14	5,750,000	5,750,000

Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/01/14	23,620,000	23,620,000

State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.06%		04/07/14	26,925,000	26,925,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	10,550,000	10,550,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.08%		04/07/14	25,000,000	25,000,000

						91,845,000

Arizona 0.4%
Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.09%		04/07/14	6,750,000	6,750,000

Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.07%		04/07/14	2,475,000	2,475,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	11,275,000	11,275,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	9,995,000	9,995,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	24,720,000	24,720,000

						55,215,000

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.11%		04/07/14	2,290,000	2,290,000

Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	14,185,000	14,185,000

						16,475,000

California 2.6%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.10%		04/07/14	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.07%		04/07/14	3,200,000	3,200,000

California
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.05%		04/07/14	25,000,000	25,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	28,275,000	28,275,000

California HFA
Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.05%		04/07/14	8,505,000	8,505,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.08%		04/07/14	2,590,000	2,590,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.10%		04/01/14	425,000	425,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.06%		04/07/14	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	4,000,000	4,000,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.11%		04/07/14	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.11%		04/07/14	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	1,455,000	1,455,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	2,120,000	2,120,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		04/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.11%		04/07/14	1,570,000	1,570,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.11%		04/07/14	2,100,000	2,100,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.11%		04/07/14	1,375,000	1,375,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.11%		04/07/14	235,000	235,000

California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		04/07/14	16,655,000	16,655,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009C1		0.05%		04/07/14	5,400,000	5,400,000

Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.14%		04/07/14	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.17%		04/07/14	9,130,000	9,130,000

East Bay Municipal Utility District
Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		04/07/14	6,600,000	6,600,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		04/07/14	20,830,000	20,830,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	9,690,000	9,690,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	29,850,000	29,850,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.07%		04/01/14	500,000	500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	19,775,000	19,775,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	8,425,000	8,425,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.06%		04/07/14	25,000,000	25,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		04/07/14	18,505,000	18,505,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.07%		04/07/14	9,900,000	9,900,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		04/07/14	22,000,000	22,000,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		04/07/14	11,000,000	11,000,000

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,000,000	7,000,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	9,170,000	9,170,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	14,025,000	14,025,000

						355,925,000

Colorado 2.0%
Aurora
Sewer RB First Lien Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	14,955,000	14,955,000

Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.14%		04/07/14	21,375,000	21,375,000

Colorado Health Facilities Auth
RB (SCL Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	9,000,000	9,000,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002B3 (LIQ: Barclays Bank Plc)		0.06%		04/07/14	3,750,000	3,750,000

S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.08%		04/07/14	14,755,000	14,755,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.08%		04/07/14	32,290,000	32,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.08%		04/07/14	25,000,000	25,000,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.08%		04/07/14	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.08%		04/07/14	26,975,000	26,975,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.08%		04/07/14	9,800,000	9,800,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.08%		04/07/14	24,000,000	24,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		04/07/14	21,530,000	21,530,000

Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	6,875,000	6,875,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.08%		04/07/14	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.09%		04/07/14	20,000,000	20,000,000

Airport System RB Series 1992G (LOC: Lloyds Bank Plc)		0.09%		04/07/14	16,700,000	16,700,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.06%		04/07/14	14,930,000	14,930,000

						273,580,000

Connecticut 0.1%
Connecticut
Special Tax Obligation Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	2,500,000	2,500,000

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/01/14	5,300,000	5,300,000

Housing Mortgage Finance Program Bonds Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/01/14	4,200,000	4,200,000

						12,000,000

Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.08%		04/01/14	2,400,000	2,400,000

District of Columbia 0.6%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		04/07/14	6,030,000	6,030,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	4,200,000	4,200,000

Income Tax Secured Refunding RB Series 2013A		0.10%	04/03/14	12/01/14	35,145,000	35,145,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.12%		04/07/14	2,125,000	2,125,000

District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	9,130,000	9,130,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	19,772,000	19,772,000

						76,402,000

Florida 4.7%
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.08%		04/07/14	2,500,000	2,500,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.09%		04/07/14	3,800,000	3,800,000

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,510,000	7,510,000

Florida Housing Finance Corp
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.08%		04/07/14	10,430,000	10,430,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.08%		04/07/14	5,850,000	5,850,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.08%		04/07/14	6,235,000	6,235,000

M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.09%		04/07/14	400,000	400,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.08%		04/07/14	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.08%		04/07/14	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.08%		04/07/14	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.08%		04/07/14	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.07%		04/07/14	3,760,000	3,760,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.09%		04/07/14	15,600,000	15,600,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/07/14	8,815,000	8,815,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		04/07/14	43,620,000	43,620,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	10,670,000	10,670,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.09%		04/07/14	5,590,000	5,590,000

Airport Facility RB Series 2003A (GTY: Berkshire Hathaway, Inc (New))		0.07%		04/07/14	18,285,000	18,285,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.08%		04/07/14	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.09%		04/07/14	6,410,000	6,410,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.28%		04/07/14	600,000	600,000

Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.09%		04/07/14	14,870,000	14,870,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.08%		04/07/14	3,755,000	3,755,000

Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		04/07/14	11,500,000	11,500,000

GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	19,600,000	19,600,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	2,000,000	2,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.07%		04/07/14	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.07%		04/07/14	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.14%		04/07/14	2,600,000	2,600,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.11%		04/07/14	8,700,000	8,700,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.12%		04/07/14	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.09%		04/07/14	11,730,000	11,730,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.08%		04/07/14	7,550,000	7,550,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.08%		04/07/14	8,170,000	8,170,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.08%		04/07/14	14,000,000	14,000,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.08%		04/07/14	8,465,000	8,465,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.08%		04/07/14	8,900,000	8,900,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.11%		04/07/14	8,735,000	8,735,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	34,450,000	34,450,000

Utility System Refunding RB Series 2011A	b	0.17%		10/27/14	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.06%		04/07/14	28,280,000	28,280,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		04/07/14	20,000,000	20,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		04/07/14	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.08%		04/07/14	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.17%		04/07/14	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.11%		04/07/14	7,905,000	7,905,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.08%		04/07/14	8,480,000	8,480,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.22%		04/07/14	170,000	170,000

South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.06%		04/07/14	34,685,000	34,685,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: Citibank, NA)	a	0.07%		04/07/14	16,500,000	16,500,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	10,705,000	10,705,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		04/07/14	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tampa
Health System RB (BayCare Health) Series 2012B	b	0.16%		10/27/14	19,000,000	19,000,000

						628,675,000

Georgia 1.9%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.17%		04/07/14	8,240,000	8,240,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.27%		04/07/14	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.08%		04/07/14	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.08%		04/07/14	21,135,000	21,135,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.17%		04/07/14	5,300,000	5,300,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.13%		04/07/14	5,000,000	5,000,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.09%		04/07/14	10,195,000	10,195,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.09%		04/07/14	3,435,000	3,435,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	12,395,000	12,395,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.10%		04/07/14	12,525,000	12,525,000

Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B (GTY: Berkshire Hathaway, Inc (New))		0.07%		04/07/14	9,350,000	9,350,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.06%		04/07/14	22,400,000	22,400,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	5,000,000	5,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.22%		04/07/14	815,000	815,000

Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.09%		04/07/14	5,350,000	5,350,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.08%		04/07/14	6,900,000	6,900,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.10%		04/07/14	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.08%		04/07/14	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	20,300,000	20,300,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008		0.08%		04/01/14	5,800,000	5,800,000

Municipal Electric Auth of Georgia
Sub Bonds Series 2008B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		04/07/14	16,905,000	16,905,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.08%		04/01/14	18,500,000	18,500,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.08%		04/07/14	6,500,000	6,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.20%		04/07/14	6,670,000	6,670,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.06%		04/07/14	2,900,000	2,900,000

						255,925,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	5,000,000	5,000,000

RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	2,200,000	2,200,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		04/07/14	11,390,000	11,390,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,590,000	14,590,000

						33,180,000

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.10%		04/07/14	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.09%		04/07/14	2,000,000	2,000,000

						9,000,000

Illinois 5.4%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.09%		04/07/14	4,295,000	4,295,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.08%		04/07/14	8,915,000	8,915,000

Chicago
GO Project & Refunding Bonds Series 2005D2 (LOC: Northern Trust Co)		0.07%		04/01/14	6,000,000	6,000,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.18%		04/07/14	1,845,000	1,845,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.08%		04/07/14	4,957,000	4,957,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	2,400,000	2,400,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chicago Park District
Unlimited Tax GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/07/14	5,000,000	5,000,000

Illinois
GO Bonds Series October 2003B1 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/14	16,000,000	16,000,000

GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.07%		04/07/14	50,000,000	50,000,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	17,000,000	17,000,000

GO Bonds Series October 2003B4 (LOC: State Street Bank & Trust Company, NA)		0.07%		04/07/14	17,000,000	17,000,000

GO Bonds Series October 2003B5 (LOC: Royal Bank of Canada)		0.07%		04/07/14	9,000,000	9,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.07%		04/07/14	11,000,000	11,000,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.08%		04/07/14	6,920,000	6,920,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.06%		04/07/14	5,815,000	5,815,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.08%		04/07/14	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.08%		04/07/14	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.10%		04/07/14	32,000,000	32,000,000

RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.07%		04/07/14	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.07%		04/07/14	910,000	910,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.09%		04/07/14	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.07%		04/07/14	1,750,000	1,750,000

RB (Ingalls Memorial Hospital) Series 1985C (LOC: JPMorgan Chase Bank, NA)		0.08%		04/07/14	13,900,000	13,900,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.35%		04/07/14	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.07%		04/07/14	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		04/07/14	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	16,280,000	16,280,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/14	9,700,000	9,700,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,000,000	6,000,000

RB (Northwestern Univ) Series 2004C		0.05%		04/07/14	28,000,000	28,000,000

RB (Northwestern Univ) Series 2008D		0.04%		04/07/14	13,000,000	13,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	7,300,000	7,300,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.07%		04/07/14	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/14	13,320,000	13,320,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	3,760,000	3,760,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.06%		04/07/14	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,000,000	3,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.19%		04/07/14	4,000,000	4,000,000

Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	18,000,000	18,000,000

Illinois Health Facilities Auth
RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.06%		04/07/14	4,825,000	4,825,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.25%		04/07/14	5,330,000	5,330,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	9,215,000	9,215,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.06%		04/07/14	28,245,000	28,245,000

Illinois Toll Highway Auth
Sr RB Series 2007A1B (LOC: Mizuho Bank Ltd)		0.07%		04/07/14	24,000,000	24,000,000

Sr RB Series 2007A2D (LOC: Royal Bank of Canada)		0.07%		04/07/14	29,000,000	29,000,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	10,730,000	10,730,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	9,745,000	9,745,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/07/14	26,595,000	26,595,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	56,000,000	56,000,000

Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	22,440,000	22,440,000

Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.08%		04/07/14	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.08%		04/07/14	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.08%		04/07/14	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.06%		04/07/14	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.10%		04/07/14	33,260,000	33,260,000

Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	8,995,000	8,995,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	14,675,000	14,675,000

						731,787,000

Indiana 1.7%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.35%		04/07/14	600,000	600,000

Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.08%		04/07/14	5,000,000	5,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.08%		04/07/14	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.08%		04/07/14	9,100,000	9,100,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/07/14	6,100,000	6,100,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.09%		04/07/14	10,000,000	10,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	10,730,000	10,730,000

Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,705,000	14,705,000

Hospital RB (Parkview Health) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	9,715,000	9,715,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.05%		04/07/14	10,500,000	10,500,000

RB (Ascension Health) Series 2008E4		0.05%		04/07/14	1,300,000	1,300,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,500,000	5,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	16,750,000	16,750,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.06%		04/07/14	15,400,000	15,400,000

RB (Ascension Health) Series 2006 B4&B6 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/01/14	3,950,000	3,950,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		04/07/14	2,410,000	2,410,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.14%		04/07/14	11,730,000	11,730,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,545,000	14,545,000

Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.11%		04/07/14	2,075,000	2,075,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.09%		04/07/14	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	10,075,000	10,075,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		04/07/14	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.76%		04/07/14	2,000,000	2,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	15,905,000	15,905,000

Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	7,915,000	7,915,000

						228,705,000

Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: Union Bank, NA)		0.05%		04/07/14	6,485,000	6,485,000

M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.08%		04/07/14	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.09%		04/07/14	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.09%		04/07/14	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.08%		04/07/14	32,500,000	32,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.11%		04/07/14	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.10%		04/01/14	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	21,000,000	21,000,000

						158,485,000

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.08%		04/07/14	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health Care) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	12,715,000	12,715,000

						22,000,000

Kentucky 0.9%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.10%		04/07/14	15,790,000	15,790,000

Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.10%		04/07/14	3,750,000	3,750,000

Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		04/07/14	4,600,000	4,600,000

Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A (GTY: Berkshire Hathaway, Inc (New))		0.07%		04/07/14	4,400,000	4,400,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.09%		04/07/14	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.21%		10/27/14	15,380,000	15,380,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.21%		10/27/14	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.09%		04/07/14	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.09%		04/07/14	14,125,000	14,125,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.09%		04/07/14	4,535,000	4,535,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.09%		04/07/14	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.09%		04/07/14	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.11%		04/07/14	3,700,000	3,700,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.25%		04/07/14	700,000	700,000

						125,530,000

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.14%		04/07/14	15,000,000	15,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A		0.07%		04/01/14	17,200,000	17,200,000

Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.09%		04/07/14	7,100,000	7,100,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (ESCROW/LIQ: Citibank, NA)	a	0.08%		04/07/14	6,665,000	6,665,000

GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.06%		04/07/14	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.10%		04/07/14	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.10%		04/07/14	6,400,000	6,400,000

M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.11%		04/07/14	2,940,000	2,940,000

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.07%		04/01/14	15,350,000	15,350,000

Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	27,115,000	27,115,000

						130,465,000

Maryland 0.6%
Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.07%		04/07/14	12,910,000	12,910,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.07%		04/07/14	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.08%		04/07/14	19,000,000	19,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	8,425,000	8,425,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.09%		04/07/14	7,770,000	7,770,000

Prince George’s Cnty
Refunding RB (Collington Episcopal Life Care Community) Series 2006B (LOC: Bank of America, NA)		0.07%		04/07/14	10,000,000	10,000,000

Washington Suburban Sanitary Dist
GO BAN Series B (LIQ: State Street Bank & Trust Company, NA)		0.06%		04/07/14	10,000,000	10,000,000

						80,305,000

Massachusetts 1.7%
Massachusetts
GO Bonds Consolidated Loan Series 2006A (LIQ: Wells Fargo Bank, NA)		0.07%		04/01/14	12,215,000	12,215,000

GO Refunding Bonds Series 2014A		0.04%	04/03/14	02/01/15	34,000,000	33,994,315

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		04/07/14	13,655,000	13,655,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	1,095,000	1,095,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sr Sales Tax Bonds Series 2010A	b	0.15%		10/27/14	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.08%		04/07/14	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.19%		04/07/14	1,440,000	1,440,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.08%		04/07/14	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	11,750,000	11,750,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.09%		04/07/14	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.06%		04/07/14	10,000,000	10,000,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.08%		04/01/14	28,900,000	28,900,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		04/07/14	14,850,000	14,850,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.16%		04/07/14	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.09%		04/07/14	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.16%		04/07/14	5,700,000	5,700,000

Housing Bonds Series 2013F (LOC: TD Bank NA)		0.06%		04/07/14	13,680,000	13,680,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.06%		04/07/14	900,000	900,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		04/07/14	2,330,000	2,330,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,330,000	3,330,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.07%		04/07/14	7,400,000	7,400,000

Refunding RB Sr Series 2011-2	b	0.15%		10/27/14	6,345,000	6,345,000

						233,694,315

Michigan 2.8%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	15,000,000	15,000,000

Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Company, NA)		0.06%		04/07/14	20,000,000	20,000,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		04/07/14	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	37,810,000	37,810,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		04/07/14	32,425,000	32,425,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.16%		04/07/14	1,830,000	1,830,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.17%		04/07/14	2,880,000	2,880,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	32,535,000	32,535,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/14	12,230,000	12,230,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/14	58,795,000	58,795,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/14	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)		0.08%		04/07/14	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.30%	04/01/14	04/07/14	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.12%		10/27/14	8,755,000	8,755,000

RB (Ascension Health) Series 2010F8	b	0.12%		10/27/14	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.12%		04/07/14	1,135,000	1,135,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.07%		04/07/14	12,080,000	12,080,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.07%		04/07/14	4,040,000	4,040,000

						379,715,000

Minnesota 0.8%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.08%		04/07/14	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.09%		04/07/14	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.08%		04/07/14	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.27%		04/07/14	2,300,000	2,300,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.14%		04/07/14	9,985,000	9,985,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.07%		04/07/14	9,035,000	9,035,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.07%		04/07/14	25,045,000	25,045,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.12%		04/07/14	3,680,000	3,680,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.07%		04/07/14	8,405,000	8,405,000

Rochester
Health Care Facilities RB (Mayo Foundation) Series 2002B (LIQ: Bank of America, NA)		0.06%		04/07/14	13,000,000	13,000,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.11%		04/07/14	2,845,000	2,845,000

						105,695,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.5%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993		0.07%		04/01/14	5,500,000	5,500,000

Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	13,370,000	13,370,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.25%		04/07/14	3,330,000	3,330,000

IDRB (Chevron) Series 2007B		0.07%		04/01/14	2,250,000	2,250,000

IDRB (Chevron) Series 2011A		0.07%		04/01/14	3,305,000	3,305,000

IDRB (Chevron) Series 2011B		0.07%		04/01/14	2,870,000	2,870,000

IDRB (Chevron) Series 2011D		0.07%		04/01/14	4,900,000	4,900,000

Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.10%		04/07/14	5,000,000	5,000,000

M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.09%		04/07/14	5,360,000	5,360,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.08%		04/07/14	17,065,000	17,065,000

						66,150,000

Missouri 1.6%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.10%		04/07/14	7,900,000	7,900,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.27%		04/07/14	10,225,000	10,225,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	16,000,000	16,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.13%		10/27/14	15,000,000	15,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.08%		04/07/14	22,205,000	22,205,000

Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	10,000,000	10,000,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.11%		04/07/14	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.44%		04/07/14	900,000	900,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.08%		04/07/14	4,000,000	4,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.09%		04/07/14	16,845,000	16,845,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.08%		04/07/14	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.08%		04/07/14	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.08%		04/07/14	20,475,000	20,475,000

M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.07%		04/07/14	18,000,000	18,000,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.09%		04/07/14	6,235,000	6,235,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.36%		04/07/14	600,000	600,000

						211,115,000

Nebraska 0.5%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		04/07/14	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.08%		04/07/14	8,950,000	8,950,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		04/07/14	22,135,000	22,135,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	7,555,000	7,555,000

Washington Cnty
IDRB (Cargill) Series 2010		0.09%		04/07/14	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.09%		04/07/14	10,000,000	10,000,000

						60,905,000

Nevada 1.3%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.05%		04/07/14	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.06%		04/07/14	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.09%		04/07/14	9,940,000	9,940,000

Limited Tax GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	17,485,000	17,485,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	24,475,000	24,475,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.06%		04/07/14	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.09%		04/07/14	3,855,000	3,855,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.06%		04/07/14	5,765,000	5,765,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.06%		04/07/14	14,770,000	14,770,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		04/07/14	42,750,000	42,750,000

						173,470,000

New Hampshire 0.4%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		04/07/14	10,800,000	10,800,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.05%		04/07/14	39,200,000	39,200,000

						50,000,000

New Jersey 1.2%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.10%		04/07/14	4,350,000	4,350,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.22%		04/07/14	2,400,000	2,400,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.12%		04/07/14	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.22%		04/07/14	2,980,000	2,980,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	10,000,000	10,000,000

New Jersey Health Care Facilities Financing Auth
RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	3,475,000	3,475,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.09%		04/07/14	36,060,000	36,060,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.08%		04/07/14	25,900,000	25,900,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.08%		04/07/14	4,270,000	4,270,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.08%		04/07/14	2,365,000	2,365,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.07%		04/07/14	37,580,000	37,580,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	6,940,000	6,940,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.07%		04/07/14	7,100,000	7,100,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.07%		04/01/14	3,625,000	3,625,000

GO Refunding Bonds Series 2013J&L (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	11,780,000	11,780,000

						164,290,000

New Mexico 0.2%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.16%		04/07/14	7,500,000	7,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	5,710,000	5,710,000

New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	10,615,000	10,615,000

						23,825,000

New York 5.3%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	38,935,000	38,935,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		04/07/14	43,635,000	43,635,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.21%		04/07/14	4,010,000	4,010,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.07%		04/07/14	300,000	300,000

GO Bonds Fiscal 1994 Series E4 (LOC: BNP Paribas)		0.08%		04/01/14	5,300,000	5,300,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.06%		04/07/14	5,000,000	5,000,000

GO Bonds Fiscal 2009 Series I1 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	24,385,000	24,385,000

GO Bonds Fiscal 2012 Series G6 (LOC: Mizuho Bank Ltd)		0.08%		04/01/14	3,500,000	3,500,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.08%		04/01/14	1,600,000	1,600,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.07%		04/07/14	5,350,000	5,350,000

GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	22,550,000	22,550,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.17%		04/07/14	23,135,000	23,135,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,620,000	2,620,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.12%		04/07/14	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.08%		04/07/14	5,935,000	5,935,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.08%		04/07/14	2,000,000	2,000,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.06%		04/07/14	6,200,000	6,200,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2007 Series CC1 (LIQ: Bank of Nova Scotia)		0.07%		04/01/14	8,225,000	8,225,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.08%		04/01/14	17,565,000	17,565,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	9,940,000	9,940,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.07%		04/01/14	1,735,000	1,735,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2012 Series A2 (LIQ: Mizuho Bank Ltd)		0.06%		04/01/14	24,800,000	24,800,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	2,435,000	2,435,000

Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,625,000	5,625,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	6,250,000	6,250,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/01/14	22,835,000	22,835,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2008B2 (LIQ: Wells Fargo Bank, NA)		0.05%		04/07/14	1,885,000	1,885,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.06%		04/07/14	10,500,000	10,500,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.05%		04/07/14	9,100,000	9,100,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.08%		04/07/14	8,300,000	8,300,000

Housing RB (160 Madison Ave) Series 2013A (LOC: PNC Bank NA)		0.08%		04/01/14	10,720,000	10,720,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.07%		04/07/14	7,000,000	7,000,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.07%		04/07/14	2,000,000	2,000,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	42,500,000	42,500,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.08%		04/07/14	15,080,000	15,080,000

Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.05%		04/07/14	4,105,000	4,105,000

Housing RB (Related-42nd & 10th) Series 2007A (LOC: Freddie Mac)		0.06%		04/07/14	82,900,000	82,900,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.05%		04/07/14	4,400,000	4,400,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.05%		04/07/14	2,000,000	2,000,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/01/14	12,250,000	12,250,000

Homeowner Mortgage RB Series 142 (LIQ: Barclays Bank Plc)		0.07%		04/01/14	20,165,000	20,165,000

Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/01/14	18,540,000	18,540,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	1,865,000	1,865,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	5,100,000	5,100,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	10,200,000	10,200,000

State Personal Income Tax RB Series 2013E (LIQ: JP Morgan Chase & Co)	a	0.09%		04/01/14	8,030,000	8,030,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	7,320,000	7,320,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.11%		04/07/14	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	16,000,000	16,000,000

Consolidated Bonds 152nd Series (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	6,990,000	6,990,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	13,055,000	13,055,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	6,440,000	6,440,000

Consolidated Bonds 169th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	2,635,000	2,635,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	1,665,000	1,665,000

Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	1,660,000	1,660,000

						712,460,000

North Carolina 0.6%
Charlotte
Refunding COP Series 2013G (LIQ: Wells Fargo Bank, NA)		0.06%		04/07/14	12,700,000	12,700,000

Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	3,605,000	3,605,000

Guilford Cnty
GO Bonds Series 2005B (LIQ: Wells Fargo Bank, NA)		0.06%		04/07/14	19,160,000	19,160,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		10/27/14	18,290,000	18,290,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.07%		04/07/14	4,635,000	4,635,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		10/27/14	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.11%		04/07/14	3,090,000	3,090,000

Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.07%		04/07/14	3,980,000	3,980,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.22%		04/07/14	5,870,000	5,870,000

						78,330,000

North Dakota 0.5%
North Dakota HFA
Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.08%		04/07/14	10,710,000	10,710,000

Home Mortgage Finance Program Series 2005A (LIQ: Federal Home Loan Bank)		0.07%		04/07/14	8,715,000	8,715,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.07%		04/07/14	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.08%		04/07/14	38,145,000	38,145,000

						69,570,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Ohio 0.8%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	7,460,000	7,460,000

Cleveland Heights-Univ Heights City SD
Unlimited Tax GO Bonds Series 2014 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	32,825,000	32,825,000

Franklin Cnty
Hospital RB (Nationwide Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	10,000,000	10,000,000

RB (OhioHealth) Series 2011C		0.09%	04/03/14	06/04/14	12,345,000	12,345,000

RB (Trinity Health) Series 2013-OH	b	0.13%		10/27/14	15,480,000	15,480,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.09%		04/07/14	5,260,000	5,260,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

Ohio
GO Bonds Series 2006B		0.05%		04/07/14	22,000,000	22,000,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,000,000	2,000,000

						112,370,000

Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	50,000,000	50,000,000

Oregon 1.0%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.11%		04/07/14	5,895,000	5,895,000

Oregon
GO Bonds Series 86 (LIQ: US Bank, NA)		0.07%		04/01/14	9,660,000	9,660,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.07%		04/07/14	2,750,000	2,750,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.07%		04/07/14	15,000,000	15,000,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.07%		04/07/14	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	15,000,000	15,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	04/03/14	10/01/14	12,000,000	12,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		04/07/14	3,835,000	3,835,000

						139,025,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	10,990,000	10,990,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	04/03/14	06/26/14	29,250,000	29,250,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.09%		04/07/14	4,995,000	4,995,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	9,850,000	9,850,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		04/07/14	9,635,000	9,635,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011B (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/01/14	2,400,000	2,400,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	6,995,000	6,995,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.06%		04/07/14	7,710,000	7,710,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.37%		04/07/14	475,000	475,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		04/07/14	5,000,000	5,000,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.08%		04/07/14	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Barclays Bank Plc)		0.08%		04/07/14	21,730,000	21,730,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.08%		04/07/14	25,000,000	25,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		04/07/14	6,190,000	6,190,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.08%		04/07/14	13,755,000	13,755,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.08%		04/07/14	8,925,000	8,925,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		04/07/14	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		04/07/14	1,974,497	1,974,497

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.08%		04/07/14	21,215,000	21,215,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		04/07/14	8,855,000	8,855,000

S/F Mortgage RB Series 2007-100C (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/01/14	20,000,000	20,000,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/14	500,000	500,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.05%		04/07/14	5,140,000	5,140,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	7,925,000	7,925,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.06%		04/07/14	16,455,000	16,455,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.14%		04/07/14	2,040,000	2,040,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	4,520,000	4,520,000

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,895,000	7,895,000

						299,484,497

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.17%		04/07/14	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.12%		04/07/14	7,645,000	7,645,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.14%		04/07/14	7,350,000	7,350,000

						19,915,000

South Carolina 1.0%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	2,055,000	2,055,000

Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,410,000	7,410,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Bayside Apts) Series 2004 (LOC: Wells Fargo Bank, NA)		0.12%		04/07/14	16,525,000	16,525,000

M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.07%		04/07/14	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.10%		04/07/14	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.10%		04/07/14	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.11%		04/07/14	25,000,000	25,000,000

South Carolina Public Service Auth
Revenue Obligations Series 2012D (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	22,525,000	22,525,000

Revenue Obligations Series 2013B&E (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	22,000,000	22,000,000

South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	25,045,000	25,045,000

						139,830,000

South Dakota 0.8%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.11%		04/07/14	10,250,000	10,250,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.07%		04/07/14	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.09%		04/07/14	50,000,000	50,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.09%		04/07/14	6,500,000	6,500,000

						107,750,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 0.7%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.07%		04/07/14	6,205,000	6,205,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.08%		04/07/14	7,000,000	7,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.12%		04/07/14	1,700,000	1,700,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.12%		04/07/14	5,630,000	5,630,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.16%		04/07/14	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.06%		04/07/14	2,100,000	2,100,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.08%		04/07/14	7,635,000	7,635,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.09%		04/07/14	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.07%		04/07/14	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.12%		04/07/14	1,035,000	1,035,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.12%		04/07/14	19,635,000	19,635,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.12%		04/07/14	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	7,495,000	7,495,000

						99,690,000

Texas 9.2%
Alamo CCD
Limited Tax Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		04/07/14	6,670,000	6,670,000

Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	17,205,000	17,205,000

Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics Corp) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.08%		04/07/14	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.09%		04/07/14	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.09%		04/07/14	33,800,000	33,800,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.11%		04/07/14	7,930,000	7,930,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.11%		04/07/14	5,000,000	5,000,000

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.07%		04/07/14	12,305,000	12,305,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,665,000	14,665,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.06%		04/07/14	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.06%		04/07/14	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.07%		04/07/14	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	13,395,000	13,395,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	10,070,000	10,070,000

Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	8,350,000	8,350,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		04/07/14	35,600,000	35,600,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.08%		04/07/14	115,000	115,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.07%		04/07/14	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.07%		04/07/14	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.07%		04/07/14	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.07%		04/07/14	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.07%		04/07/14	35,000,000	35,000,000

Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.07%		04/01/14	68,525,000	68,525,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.07%		04/01/14	5,100,000	5,100,000

Environmental Facilities RB (ExxonMobil) Series 2002		0.07%		04/01/14	4,500,000	4,500,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.09%		04/07/14	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.09%		04/07/14	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.09%		04/07/14	4,000,000	4,000,000

Harris Cnty
Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	27,330,000	27,330,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2008D3 (LOC: Northern Trust Co)		0.05%		04/07/14	23,800,000	23,800,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.09%		04/07/14	12,425,000	12,425,000

M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.16%		04/07/14	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.09%		04/07/14	7,615,000	7,615,000

Houston
First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	4,100,000	4,100,000

Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	17,060,000	17,060,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	12,610,000	12,610,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.07%		04/07/14	12,800,000	12,800,000

Leander ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.07%		04/07/14	4,950,000	4,950,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	6,570,000	6,570,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		04/07/14	10,505,000	10,505,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	6,000,000	6,000,000

Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		04/07/14	7,715,000	7,715,000

Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.09%		04/07/14	9,940,000	9,940,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		04/07/14	18,335,000	18,335,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.08%		04/07/14	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.08%		04/07/14	15,000,000	15,000,000

Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	11,390,000	11,390,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Antonio
Electric & Gas Systems Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	5,235,000	5,235,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

Higher Education RB (Trinity Univ) Series 2014 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	8,495,000	8,495,000

Refunding Lease RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	10,705,000	10,705,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.06%		04/07/14	41,555,000	41,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	10,000,000	10,000,000

Refunding Lease RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	8,250,000	8,250,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.08%		04/07/14	13,355,000	13,355,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	6,500,000	6,500,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.11%		04/07/14	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	51,720,000	51,720,000

Texas
GO Bonds Series 2002A2		0.09%		04/07/14	19,350,000	19,350,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		04/07/14	430,000	430,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		04/07/14	19,380,000	19,380,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		04/07/14	40,535,000	40,535,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.13%		04/07/14	17,590,000	17,590,000

Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.08%		04/07/14	15,000,000	15,000,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.08%		04/07/14	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.09%		04/07/14	11,090,000	11,090,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.10%		04/07/14	5,760,000	5,760,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.09%		04/07/14	9,700,000	9,700,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.10%		04/07/14	13,105,000	13,105,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.08%		04/07/14	12,300,000	12,300,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.08%		04/07/14	42,600,000	42,600,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.16%		04/07/14	2,677,000	2,677,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.06%		04/07/14	19,040,000	19,040,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.06%		04/07/14	3,790,000	3,790,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.06%		04/07/14	13,740,000	13,740,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.06%		04/07/14	5,700,000	5,700,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.09%		04/07/14	5,800,000	5,800,000

Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	8,000,000	8,000,000

						1,243,407,000

Utah 0.8%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.10%		04/07/14	12,100,000	12,100,000

Murray
Hospital RB (IHC Health Services) Series 2005D (LIQ: Wells Fargo Bank, NA)		0.07%		04/01/14	2,625,000	2,625,000

Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	18,695,000	18,695,000

Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	10,955,000	10,955,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.10%		04/07/14	14,225,000	14,225,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.05%		04/07/14	15,400,000	15,400,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.10%		04/07/14	9,000,000	9,000,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.07%		04/07/14	19,932,000	19,932,000

						102,932,000

Virginia 1.7%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.14%		10/27/14	19,820,000	19,820,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.07%		04/07/14	2,945,000	2,945,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.09%		04/07/14	3,700,000	3,700,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		04/07/14	9,800,000	9,800,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.14%		04/07/14	74,600,000	74,600,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.09%		04/07/14	23,900,000	23,900,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		04/07/14	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		04/07/14	44,560,000	44,560,000

Airport System Refunding RB Series 2010C1 (LOC: Barclays Bank Plc)		0.08%		04/01/14	11,350,000	11,350,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.18%		10/27/14	10,810,000	10,810,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.14%		10/27/14	15,850,000	15,850,000

						222,335,000

Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,855,000	7,855,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		04/07/14	22,000,000	22,000,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,950,000	6,950,000

King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.10%		04/07/14	4,050,000	4,050,000

Port of Seattle
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		04/07/14	60,000,000	60,000,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.06%		04/07/14	8,090,000	8,090,000

Municipal Light & Power Refunding RB 2013 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	16,225,000	16,225,000

Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	7,440,000	7,440,000

GO Bonds Series 2005D (ESCROW/LIQ: US Bank, NA)	a	0.06%		04/07/14	11,030,000	11,030,000

GO Bonds Series 2007A (ESCROW/LIQ: Citibank, NA)	a	0.06%		04/07/14	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.07%		04/07/14	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,000,000	4,000,000

GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	11,535,000	11,535,000

GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	5,000,000	5,000,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.07%		04/07/14	10,000,000	10,000,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.10%		04/07/14	4,805,000	4,805,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.09%		04/07/14	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.09%		04/07/14	20,885,000	20,885,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.21%		10/27/14	16,000,000	16,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.21%		10/27/14	13,000,000	13,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		04/07/14	8,110,000	8,110,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	15,365,000	15,365,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.09%		04/07/14	10,180,000	10,180,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.09%		04/07/14	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.10%		04/07/14	3,480,000	3,480,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.09%		04/07/14	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.08%		04/07/14	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.08%		04/07/14	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.10%		04/07/14	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.11%		04/07/14	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.09%		04/07/14	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.08%		04/07/14	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.08%		04/07/14	4,785,000	4,785,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.10%		04/07/14	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.10%		04/07/14	6,700,000	6,700,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.09%		04/07/14	4,030,000	4,030,000

						427,295,000

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.11%		04/07/14	19,980,000	19,980,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.08%		04/07/14	35,900,000	35,900,000

						55,880,000

Wisconsin 1.1%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.07%		04/07/14	4,430,000	4,430,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.08%		04/07/14	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.11%		04/07/14	3,015,000	3,015,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	8,455,000	8,455,000

Wisconsin Health & Educational Facilities Auth
RB (Ascension Health Alliance) Series 2013B5	b	0.12%		10/27/14	14,650,000	14,650,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.07%		04/07/14	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	15,785,000	15,785,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.06%		04/07/14	7,400,000	7,400,000

Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.10%		04/07/14	6,855,000	6,855,000

Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.07%		04/07/14	27,705,000	27,705,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.12%		04/07/14	900,000	900,000

Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.06%		04/07/14	25,225,000	25,225,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/07/14	5,780,000	5,780,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		04/07/14	12,000,000	12,000,000

						151,820,000

Wyoming 1.2%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.16%		04/07/14	11,400,000	11,400,000

Lincoln Cnty
Pollution Control RB (Exxon) Series 1987A		0.06%		04/01/14	1,500,000	1,500,000

Pollution Control RB (Exxon) Series 1987B		0.06%		04/01/14	2,800,000	2,800,000

Pollution Control RB (Exxon) Series 1987C		0.06%		04/01/14	3,600,000	3,600,000

Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.07%		04/01/14	17,000,000	17,000,000

Wyoming Community Development Auth
Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.17%		04/07/14	4,955,000	4,955,000

Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.07%		04/07/14	6,000,000	6,000,000

Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Company, NA)		0.11%		04/07/14	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.07%		04/07/14	14,000,000	14,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.07%		04/07/14	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.07%		04/07/14	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.07%		04/07/14	4,000,000	4,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.11%		04/07/14	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.11%		04/07/14	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.11%		04/07/14	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.11%		04/07/14	10,000,000	10,000,000

S/F Mortgage Bonds Series 2002A (LIQ: Bank of America, NA)		0.09%		04/07/14	37,000,000	37,000,000

						165,255,000

Other Investments 4.6%
BlackRock MuniHoldings Investment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		04/07/14	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		04/07/14	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		04/07/14	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		04/07/14	92,500,000	92,500,000

Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		04/07/14	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		04/07/14	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.16%		04/07/14	40,000,000	40,000,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		04/07/14	46,500,000	46,500,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.18%		04/07/14	80,000,000	80,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		04/07/14	43,000,000	43,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.15%		04/07/14	20,000,000	20,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		04/07/14	14,000,000	14,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		04/07/14	14,000,000	14,000,000

Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		04/07/14	89,500,000	89,500,000

						621,600,000

Total Variable-Rate Securities
(Cost $9,866,556,812)						9,866,556,812

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $13,428,212,423.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,193,335,497 or 31.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $233,200,000 or 1.7% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47703MAR14

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.2%	Fixed-Rate Securities	1,267,405,125	1,267,405,125
67.6%	Variable-Rate Securities	2,742,497,825	2,742,497,825

98.8%	Total Investments	4,009,902,950	4,009,902,950
1.2%	Other Assets and Liabilities, Net		47,513,753

100.0%	Net Assets		4,057,416,703

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.2% of net assets

Alabama 0.9%
Huntsville Health Care Auth
CP		0.12%		06/04/14	10,000,000	10,000,000

CP		0.10%		06/10/14	10,000,000	10,000,000

CP		0.12%		06/17/14	15,000,000	15,000,000

						35,000,000

Alaska 0.0%
Alaska Housing Finance Corp
General Housing Bonds Series 2005B2		5.00%		06/01/14	1,885,000	1,900,084

Arizona 0.0%
Arizona Board of Regents
COP (Northern Arizona Univ) Series 2004 (ESCROW)		5.13%		09/01/14	1,000,000	1,020,792

California 5.3%
California
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		05/20/14	6,000,000	6,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		04/02/14	15,000,000	15,000,000

RAN 2013-2014 Series A2		2.00%		06/23/14	30,000,000	30,120,500

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.17%		06/05/14	3,500,000	3,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		10/02/14	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		07/08/14	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2006D		0.17%		06/05/14	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.20%		06/02/14	2,000,000	2,000,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		11/07/14	21,500,000	21,500,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	9,465,000	9,465,000

Los Angeles
TRAN Series 2013C		2.00%		06/26/14	15,000,000	15,064,168

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	3,210,000	3,210,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		05/22/14	22,000,000	22,000,000

						213,259,668

Colorado 1.1%
Colorado
Education Loan Program TRAN Series 2013A		1.25%		06/27/14	20,000,000	20,051,091

General Fund TRAN Series 2013A		1.50%		06/27/14	15,000,000	15,047,232

General Fund TRAN Series 2013A		2.00%		06/27/14	10,000,000	10,043,401

						45,141,724

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.07%		04/14/14	5,000,000	5,000,000

District of Columbia 0.0%
District of Columbia
Income Tax Secured RB Series 2011F		3.00%		12/01/14	325,000	330,916

Income Tax Secured Refunding RB Series 2009C		3.50%		12/01/14	250,000	255,359

						586,275

Florida 1.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		06/17/14	7,000,000	7,000,000

Coral Gables Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2004 (ESCROW)		5.00%		08/15/14	1,045,000	1,063,646

Hospital RB (Baptist Health So FL) Series 2004 (ESCROW)		5.25%		08/15/14	215,000	219,034

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/14	155,000	156,179

Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	265,000	267,038

Public Education Capital Outlay Bonds Series 2007F		5.00%		06/01/14	350,000	352,761

Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/14	100,000	100,757

Public Education Capital Outlay Bonds Series 2008B		5.00%		06/01/14	275,000	277,154

Public Education Capital Outlay Refunding Bonds Series 2005C		5.00%		06/01/14	150,000	151,168

Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/14	9,585,000	9,661,756

Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/14	100,000	100,800

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/14	1,365,000	1,375,847

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/14	100,000	100,761

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	5,330,000	5,330,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.06%		04/03/14	8,000,000	8,000,000

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2004B (ESCROW)		5.25%		07/01/14	5,000,000	5,061,942

Orlando Utilities Commission
Utility System Refunding RB Series 2009C		5.00%		10/01/14	100,000	102,374

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007		5.00%		08/15/14	1,600,000	1,628,196

Sunshine State Government Financing Commission
CP Revenue Series H (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/09/14	10,000,000	10,000,000

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	4,020,000	4,151,401

						55,100,814

Georgia 0.3%
Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	5,055,000	5,055,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		04/02/14	5,500,000	5,500,000

Municipal Electric Auth of Georgia
General Resolution BAN Series B (LOC: PNC Bank NA)		0.09%		05/01/14	1,456,000	1,456,000

						12,011,000

Hawaii 0.0%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	900,000	910,587

GO Bonds Series 2005E		5.25%		07/01/14	110,000	111,359

GO Bonds Series 2007B		5.25%		07/01/14	625,000	632,887

						1,654,833

Idaho 0.5%
Idaho
TAN Series 2013		2.00%		06/30/14	20,000,000	20,089,060

Illinois 0.8%
Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	1,675,000	1,691,238

Sales Tax RB Series December 2009B		3.00%		06/15/14	100,000	100,542

Sales Tax RB Series June 2006		5.00%		06/15/14	100,000	100,932

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	6,890,000	6,957,475

Illinois Finance Auth
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	9,560,000	9,560,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	12,450,000	12,450,000

						30,860,187

Indiana 0.7%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,750,000	4,770,049

Sub RB (Ascension Health) Series 2005A3		1.70%		09/01/14	1,310,000	1,317,783

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	22,000,000	22,000,000

						28,087,832

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kentucky 0.9%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	29,995,000	29,995,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	6,000,000	6,063,387

						36,058,387

Louisiana 0.2%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	8,685,000	8,793,704

Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	4,000,000	4,045,742

Massachusetts 0.8%
Brockton
GO BAN		1.50%		06/13/14	3,000,000	3,007,298

East Bridgewater
GO BAN		1.00%		03/13/15	3,551,000	3,578,206

Fall River
GO BAN		1.00%		02/13/15	5,000,000	5,029,485

Gardner
GO BAN		1.25%		05/02/14	1,117,176	1,118,103

Massachusetts
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/14	225,000	231,884

GO Bonds Consolidated Loan Series 2007C		4.00%		08/01/14	100,000	101,254

Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		05/02/14	11,625,000	11,625,000

New Bedford
GO BAN		1.00%		02/06/15	5,183,346	5,215,498

Revere
GO BAN		0.75%		07/18/14	518,608	519,296

Westfield
GO BAN		1.50%		04/11/14	3,350,000	3,351,181

						33,777,205

Michigan 0.7%
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Borgess Medical Center) Series 1994A (ESCROW)		6.25%		06/01/14	475,000	479,797

Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.10%		06/02/14	19,850,000	19,850,000

Refunding RB (Trinity Health) Series 2010A		3.00%		12/01/14	500,000	509,274

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	5,570,000	5,602,917

Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	1,000,000	1,006,171

						27,448,159

Mississippi 0.2%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		07/09/14	7,185,000	7,185,000

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 0.9%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	4,750,000	4,750,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/04/14	4,000,000	4,000,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/04/14	5,000,000	5,000,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	9,000,000	9,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	11,795,000	11,795,000

						34,545,000

New Jersey 0.7%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	4,000,000	4,045,749

Clifton
BAN		1.25%		10/16/14	4,671,372	4,694,851

East Brunswick
BAN		0.75%		01/14/15	2,178,000	2,185,871

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,001,014

Hudson Cnty
BAN		2.00%		12/05/14	7,970,000	8,060,683

New Jersey Building Auth
State Building Refunding RB Series 2007B (ESCROW)		5.00%		06/15/14	225,000	227,193

New Jersey Educational Facilities Auth
RB (Montclair State Univ) Series 2003L (ESCROW)		5.13%		07/01/14	1,285,000	1,300,844

						26,516,205

New Mexico 0.1%
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2008A		5.25%		08/01/14	3,000,000	3,050,024

New York 5.1%
Albany Cnty
TAN 2013		0.75%		05/15/14	4,000,000	4,002,548

Amherst
BAN 2013B		1.00%		11/13/14	5,900,000	5,926,193

Amityville UFSD
TAN 2013-2014		1.00%		06/27/14	14,300,000	14,326,254

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	10,000,000	10,012,623

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	5,000,000	5,004,635

East Islip UFSD
GO TAN 2013		1.00%		06/27/14	16,000,000	16,027,418

Grand Island
BAN 2013		0.75%		10/15/14	3,000,000	3,007,416

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	3,000,000	3,001,998

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ithaca
BAN Series 2013		1.00%		08/01/14	17,173,892	17,213,902

Metropolitan Transportation Auth
State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	100,000	103,904

New York City
GO Bonds Fiscal 2005 Series K		3.50%		08/01/14	95,000	95,997

GO Bonds Fiscal 2005 Series K (ESCROW)		3.50%		08/01/14	5,000	5,052

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	100,000	101,571

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	100,000	101,316

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	100,000	101,233

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	100,000	101,573

GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	150,000	152,343

GO Bonds Fiscal 2011 Series A		3.00%		08/01/14	100,000	100,889

New York City Municipal Water Finance Auth
CP Series 1		0.08%		05/14/14	8,000,000	8,000,000

Extendible CP Series 8		0.09%	05/15/14	12/13/14	15,000,000	15,000,000

Extendible CP Series 8		0.09%	05/19/14	12/14/14	10,000,000	10,000,000

Water & Sewer System Second General Resolution RB Fiscal 2006 Series BB		5.00%		06/15/14	100,000	100,941

Water & Sewer System Second General Resolution RB Fiscal 2010 Series BB		5.00%		06/15/14	100,000	100,960

New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	250,000	251,963

Future Tax Secured Sub Bonds Fiscal 2010 Series C1		3.00%		08/01/14	100,000	100,901

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.15%		12/17/14	30,000,000	30,000,000

New York State
GO Refunding Bonds Series 2005C		5.00%		04/15/14	1,500,000	1,502,701

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008B		5.00%		02/15/15	100,000	104,079

State Personal Income Tax RB Series 2009D		5.00%		06/15/14	100,000	100,967

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		4.00%		06/15/14	500,000	503,909

New York State Power Auth
CP Series 1 & 2		0.08%		05/08/14	8,321,000	8,321,000

CP Series 1 & 2		0.09%		06/12/14	11,647,000	11,647,000

CP Series 1 & 2		0.09%		06/16/14	5,000,000	5,000,000

CP Series 1 & 2		0.09%		07/15/14	7,600,000	7,600,000

Tender Notes Series 1985		0.10%		09/02/14	1,030,000	1,030,000

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/14	250,000	250,000

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	185,000	191,716

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	1,000,000	1,000,000

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/14	4,030,000	4,062,497

New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	200,000	206,760

North Hempstead
BAN 2014A	c	0.35%		04/08/15	6,335,000	6,340,638

North Syracuse CSD
BAN 2013		0.75%		08/15/14	2,851,178	2,855,194

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,774,737

Sachem CSD
TAN 2013-2014		1.00%		06/27/14	5,500,000	5,509,943

						207,942,771

North Carolina 0.2%
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.16%		07/31/14	10,085,000	10,085,000

Ohio 0.2%
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/15	7,925,000	7,925,000

Pennsylvania 0.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	6,855,000	6,992,100

Pennsylvania Higher Educational Facilities Auth
RB (Philadelphia Univ) Series 2004A (ESCROW)		5.25%		06/01/14	2,350,000	2,369,546

Pittsburgh Water & Sewer Auth
Water & Sewer System First Lien Refunding RB Series 2013A		0.75%		09/01/14	6,865,000	6,880,898

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.50%		07/01/14	6,095,000	6,095,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	1,900,000	1,900,000

						24,237,544

South Carolina 0.8%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	9,615,000	9,615,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		04/08/14	12,935,000	12,935,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		05/09/14	5,000,000	5,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		05/15/14	2,000,000	2,000,000

Revenue Obligations Refunding Series 2010B		4.00%		01/01/15	1,475,000	1,517,060

Revenue Obligations Series 2006A		5.00%		01/01/15	100,000	103,523

Revenue Obligations Series 2009E		5.00%		01/01/15	100,000	103,553

						31,274,136

Texas 7.4%
Austin
Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		04/22/14	2,000,000	2,000,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.06%		04/23/14	3,390,000	3,390,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.07%		04/23/14	32,321,000	32,321,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		07/15/14	3,540,000	3,540,000

Water & Wastewater System Refunding RB Series 2006		5.00%		11/15/14	250,000	257,344

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		04/07/14	5,000,000	5,000,000

CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		05/08/14	7,500,000	7,500,000

CP Series A2 (LIQ: Mizuho Bank Ltd)		0.08%		05/08/14	10,000,000	10,000,000

Channelview ISD
Unlimited Tax GO Refunding RB Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/14	675,000	681,916

Comal ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/15	1,550,000	1,599,388

Crowley ISD
Unlimited Tax Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		0.50%		08/01/14	590,000	590,493

Dallas
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		05/05/14	3,700,000	3,700,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	1,425,000	1,450,714

Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.20%		05/01/14	12,870,000	12,870,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.20%		06/04/14	24,000,000	24,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		08/05/14	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		10/02/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/05/14	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/20/14	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.18%		08/05/14	7,000,000	7,000,000

Houston
CP Series B4 (LOC: State Street Bank & Trust Company, NA)		0.11%		04/02/14	5,000,000	5,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.07%		04/22/14	3,500,000	3,500,000

Judson ISD
Unlimited Tax GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.63%		02/01/15	175,000	182,836

Katy ISD
Unlimited Tax School Building Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	150,000	157,445

Longview ISD
Unlimited Tax School Building Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	410,000	409,322

Lower Colorado River Auth
Transmission Contract Revenue CP (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.07%		05/15/14	5,000,000	5,000,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.12%		08/15/14	2,000,000	2,000,000

Pearsall ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	102,379

Royse City ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		0.33%		08/15/14	3,260,000	3,255,922

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		05/02/14	13,000,000	13,000,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		05/05/14	7,000,000	7,000,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		05/06/14	5,000,000	5,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		05/05/14	5,500,000	5,500,000

Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	475,000	495,257

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/15	200,000	208,747

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		06/26/14	9,038,000	9,038,000

Tax & Revenue COP Series 2011		4.00%		08/01/14	1,000,000	1,012,572

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		05/02/14	8,000,000	8,000,000

Texas
TRAN 2013	d	2.00%		08/28/14	25,000,000	25,183,407

Water Financial Assistance Bonds Series 2009B		3.00%		08/01/14	600,000	605,613

Texas Public Finance Auth
GO CP Series 2008		0.09%		04/03/14	14,000,000	14,000,000

GO CP Series 2008		0.07%		04/23/14	22,735,000	22,735,000

Unemployment Compensation Assessment RB Series 2003C4		0.07%		04/23/14	6,591,000	6,591,000

Unemployment Compensation Assessment RB Series 2003C4		0.10%		05/08/14	5,521,000	5,521,000

						301,899,355

Utah 0.3%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		06/10/14	7,700,000	7,700,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		06/13/14	5,800,000	5,800,000

						13,500,000

Virginia 0.8%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.08%		05/06/14	15,000,000	15,000,000

Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.08%		04/23/14	5,000,000	5,000,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.14%		05/22/14	12,000,000	12,000,000

						32,000,000

Washington 0.0%
Washington
GO Bonds Series 2009A		5.00%		07/01/14	495,000	500,908

GO Bonds Series 2012B2		4.00%		08/01/14	250,000	253,146

GO Refunding Bonds Series R2005A		5.00%		01/01/15	275,000	284,838

GO Refunding Bonds Series R2013C		3.00%		07/01/14	600,000	604,229

						1,643,121

Wisconsin 0.1%
Oconomowoc Area SD
TRAN Promissory Notes		1.00%		08/29/14	5,750,000	5,766,503

Total Fixed-Rate Securities
(Cost $1,267,405,125)						1,267,405,125

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 67.6% of net assets

Alabama 5.6%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	6,749,000	6,749,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.07%		04/07/14	10,515,000	10,515,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.07%		04/07/14	37,840,000	37,840,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.09%		04/07/14	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.11%		04/07/14	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		04/07/14	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.09%		04/01/14	25,000,000	25,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.09%		04/07/14	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.09%		04/07/14	15,960,000	15,960,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.09%		04/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.06%		04/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.06%		04/07/14	25,000,000	25,000,000

						225,174,000

Arizona 0.4%
Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	6,695,000	6,695,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	10,715,000	10,715,000

						17,410,000

Arkansas 0.1%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		04/07/14	5,935,000	5,935,000

California 3.5%
California Health Facilities Financing Auth
RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,500,000	14,500,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,750,000	3,750,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.07%		04/07/14	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.11%		04/07/14	3,600,000	3,600,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.06%		04/07/14	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.08%		04/07/14	11,635,000	11,635,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	6,005,000	6,005,000

Los Angeles
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		04/07/14	3,000,000	3,000,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		04/07/14	8,700,000	8,700,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	23,500,000	23,500,000

Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Deutsche Bank AG)	a	0.14%		04/07/14	6,455,000	6,455,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	15,200,000	15,200,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	11,000,000	11,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		04/07/14	10,345,000	10,345,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	3,340,000	3,340,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	2,025,000	2,025,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	6,975,000	6,975,000

						139,970,000

Colorado 1.8%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.14%		04/07/14	16,480,000	16,480,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.08%		04/07/14	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	4,000,000	4,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.07%		04/07/14	12,450,000	12,450,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.07%		04/07/14	840,000	840,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.09%		04/07/14	9,975,000	9,975,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		04/07/14	8,000,000	8,000,000

Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	9,000,000	9,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.06%		04/07/14	6,135,000	6,135,000

						73,180,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Connecticut 0.5%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/01/14	20,435,000	20,435,000

District of Columbia 1.4%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		04/07/14	3,305,000	3,305,000

District of Columbia HFA
M/F Housing RB (The Yards/D Building) Series 2012 (LOC: Federal Home Loan Bank)		0.10%		04/07/14	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.09%		04/07/14	9,500,000	9,500,000

Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.07%		04/07/14	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	9,283,000	9,283,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		04/07/14	14,495,000	14,495,000

						58,530,000

Florida 3.6%
Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	12,010,000	12,010,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.08%		04/07/14	6,265,000	6,265,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		04/07/14	9,960,000	9,960,000

Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.09%		04/07/14	7,000,000	7,000,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	6,220,000	6,220,000

Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.08%		04/07/14	8,565,000	8,565,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	13,420,000	13,420,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.08%		04/07/14	7,640,000	7,640,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	10,090,000	10,090,000

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	14,790,000	14,790,000

Utility System Refunding RB Series 2011A	b	0.17%		10/27/14	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	14,760,000	14,760,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		04/07/14	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.08%		04/07/14	3,385,000	3,385,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	2,275,000	2,275,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		04/07/14	5,185,000	5,185,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		04/07/14	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	4,995,000	4,995,000

						146,265,000

Georgia 1.6%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009	d	0.13%		04/07/14	25,000,000	25,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.08%		04/01/14	9,170,000	9,170,000

Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	12,175,000	12,175,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.08%		04/01/14	780,000	780,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	5,045,000	5,045,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	2,825,000	2,825,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) First Series 1996		0.08%		04/01/14	3,985,000	3,985,000

Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.08%		04/01/14	6,300,000	6,300,000

						65,280,000

Hawaii 0.5%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	4,995,000	4,995,000

RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,795,000	7,795,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.06%		04/07/14	3,445,000	3,445,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		04/07/14	3,980,000	3,980,000

						20,215,000

Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.13%		10/27/14	8,110,000	8,110,000

Illinois 7.7%
Bartlett
Unlimited Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.10%		04/07/14	9,240,000	9,240,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/07/14	10,000,000	10,000,000

Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.11%		04/07/14	4,790,000	4,790,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.31%		04/07/14	6,745,000	6,745,000

Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.18%		04/07/14	2,085,000	2,085,000

Chicago Park District
Unlimited Tax GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		04/07/14	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	12,000,000	12,000,000

Illinois
GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.07%		04/07/14	12,500,000	12,500,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.07%		04/07/14	6,000,000	6,000,000

GO Bonds Series October 2003B5 (LOC: Royal Bank of Canada)		0.07%		04/07/14	9,000,000	9,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.07%		04/07/14	7,000,000	7,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.16%		04/07/14	765,000	765,000

RB (Advocate Health Care) Series 2011B	b	0.18%		10/27/14	11,900,000	11,900,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.07%		04/07/14	15,635,000	15,635,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.06%		04/07/14	4,285,000	4,285,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.07%		04/07/14	1,020,000	1,020,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		04/07/14	2,500,000	2,500,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.10%		04/07/14	4,500,000	4,500,000

RB (Presbyterian Home Lake Forest Place) Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.07%		04/07/14	11,000,000	11,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		04/07/14	12,981,000	12,981,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	4,810,000	4,810,000

RB (Univ of Chicago) Series 2013A (LIQ: Citibank, NA)	a	0.07%		04/07/14	3,000,000	3,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,000,000	2,000,000

Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.06%		04/07/14	35,930,000	35,930,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.15%		04/07/14	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.14%		04/07/14	6,665,000	6,665,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.08%		04/07/14	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2007A1B (LOC: Mizuho Bank Ltd)		0.07%		04/07/14	8,000,000	8,000,000

Sr RB Series 2007A2D (LOC: Royal Bank of Canada)		0.07%		04/07/14	10,000,000	10,000,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	1,215,000	1,215,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	6,185,000	6,185,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.09%		04/07/14	33,705,000	33,705,000

Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds Unlimited Tax Series 2007A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	10,350,000	10,350,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	13,680,000	13,680,000

						310,376,000

Indiana 1.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.07%		04/07/14	28,500,000	28,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	5,000,000	5,000,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,000,000	2,000,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		04/07/14	7,050,000	7,050,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	8,690,000	8,690,000

						59,740,000

Iowa 2.6%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: Union Bank, NA)		0.06%		04/07/14	4,465,000	4,465,000

Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/07/14	24,300,000	24,300,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.09%		04/07/14	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.08%		04/07/14	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.06%		04/07/14	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.07%		04/07/14	12,800,000	12,800,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.11%		04/07/14	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.10%		04/01/14	2,300,000	2,300,000

						105,365,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kansas 0.5%
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.10%		04/01/14	10,500,000	10,500,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.07%		04/07/14	5,375,000	5,375,000

						20,410,000

Kentucky 0.5%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B1	b	0.21%		10/27/14	3,000,000	3,000,000

RB (Catholic Health Initiatives) Series 2011B3	b	0.21%		10/27/14	14,300,000	14,300,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.07%		04/07/14	3,535,000	3,535,000

						20,835,000

Louisiana 0.9%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.14%		04/07/14	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		04/07/14	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.09%		04/07/14	6,037,500	6,037,500

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.09%		04/07/14	3,390,000	3,390,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.09%		04/07/14	5,150,000	5,150,000

						35,552,500

Maine 1.3%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.07%		04/07/14	12,000,000	12,000,000

RB (Waynflete School) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.09%		04/07/14	10,400,000	10,400,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	29,440,000	29,440,000

						51,840,000

Maryland 0.8%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	7,600,000	7,600,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.08%		04/07/14	4,330,000	4,330,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.12%		04/07/14	5,000,000	5,000,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Prince George’s Cnty
Refunding RB (Collington Episcopal Life Care Community) Series 2006B (LOC: Bank of America, NA)		0.07%		04/07/14	13,310,000	13,310,000

Washington Cnty
RB Series 2003E (LOC: PNC Bank NA)		0.06%		04/07/14	3,985,000	3,985,000

						34,225,000

Massachusetts 1.2%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.08%		04/07/14	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.09%		04/07/14	1,000,000	1,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	2,000,000	2,000,000

GO Refunding Bonds Series 2014A		0.04%	04/03/14	02/01/15	16,000,000	15,997,325

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.15%		10/27/14	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	4,565,000	4,565,000

Massachusetts Health & Educational Facilities Auth
RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		04/07/14	7,000,000	7,000,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	5,840,000	5,840,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,050,000	4,050,000

						48,532,325

Michigan 1.2%
Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		04/07/14	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.07%		04/07/14	3,500,000	3,500,000

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	8,205,000	8,205,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.12%		10/27/14	10,110,000	10,110,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		04/07/14	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	5,000,000	5,000,000

						49,650,000

Minnesota 0.2%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.07%		04/07/14	3,745,000	3,745,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.08%		04/07/14	5,250,000	5,250,000

						8,995,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.2%
Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	10,000,000	10,000,000

Missouri 2.1%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)	d	0.08%		04/07/14	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.10%		04/01/14	11,200,000	11,200,000

Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	9,000,000	9,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.13%		10/27/14	5,000,000	5,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.08%		04/07/14	12,480,000	12,480,000

Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.08%		04/07/14	14,000,000	14,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.09%		04/07/14	5,540,000	5,540,000

						86,780,000

Nebraska 1.8%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.07%		04/07/14	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		04/07/14	22,765,000	22,765,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.18%		04/07/14	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.09%		04/07/14	5,000,000	5,000,000

						73,765,000

Nevada 0.6%
Clark Cnty
Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.09%		04/07/14	14,810,000	14,810,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	10,000,000	10,000,000

Las Vegas Valley Water District
Water Limited Tax GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	1,000,000	1,000,000

						25,810,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.14%		04/07/14	9,000,000	9,000,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 0.5%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	100,000	100,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	3,500,000	3,500,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	8,520,000	8,520,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	6,160,000	6,160,000

						18,280,000

New Mexico 0.3%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		04/07/14	12,000,000	12,000,000

New York 4.6%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.06%		04/07/14	17,000,000	17,000,000

New York City
GO Bonds Fiscal 2006 Series J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,115,000	6,115,000

GO Bonds Fiscal 2012 Series G6 (LOC: Mizuho Bank Ltd)		0.08%		04/01/14	1,315,000	1,315,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.08%		04/01/14	6,780,000	6,780,000

GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	20,000,000	20,000,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	2,000,000	2,000,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.08%		04/07/14	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.07%		04/07/14	7,000,000	7,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.09%		04/07/14	12,300,000	12,300,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.07%		04/07/14	4,000,000	4,000,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,700,000	3,700,000

New York Convention Center Development Corp
RB (Hotel Unit Fee Secured) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		04/07/14	14,435,000	14,435,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	25,010,000	25,010,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		04/07/14	7,000,000	7,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	6,000,000	6,000,000

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2014A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	9,995,000	9,995,000

State Personal Income Tax Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	9,405,000	9,405,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.07%		04/07/14	4,000,000	4,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.08%		04/07/14	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,465,000	4,465,000

State Personal Income Tax RB Series 2013E (LIQ: JP Morgan Chase & Co)	a	0.09%		04/01/14	160,000	160,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		04/07/14	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.16%		04/07/14	5,795,000	5,795,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,580,000	3,580,000

						187,040,000

North Carolina 0.7%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	1,000,000	1,000,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		10/27/14	9,145,000	9,145,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.07%		04/07/14	7,095,000	7,095,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		10/27/14	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.07%		04/07/14	1,900,000	1,900,000

						27,640,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.07%		04/07/14	7,000,000	7,000,000

Ohio 0.9%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	7,500,000	7,500,000

Franklin Cnty
Hospital RB (Nationwide Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	7,535,000	7,535,000

RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.16%		04/07/14	900,000	900,000

20

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		04/07/14	4,375,000	4,375,000

Ohio
GO Bonds Series 2006B		0.05%		04/07/14	5,000,000	5,000,000

Ohio State Air Quality Development Auth
Refunding RB (Timken Co) Series 2001 (LOC: Fifth Third Bank)		0.15%		04/07/14	9,400,000	9,400,000

						34,710,000

Oklahoma 0.6%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	25,000,000	25,000,000

Oregon 0.4%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.07%		04/07/14	3,000,000	3,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	04/03/14	10/01/14	8,500,000	8,500,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		04/07/14	3,000,000	3,000,000

						14,500,000

Pennsylvania 1.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	5,000,000	5,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	7,000,000	7,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	04/03/14	06/26/14	20,000,000	20,000,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.07%		04/01/14	8,920,000	8,920,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.07%		04/07/14	4,000,000	4,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		04/07/14	6,580,000	6,580,000

Pennsylvania
GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.09%		04/07/14	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.14%		04/07/14	5,410,000	5,410,000

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	3,000,000	3,000,000

Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	6,665,000	6,665,000

 21

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	3,925,000	3,925,000

						77,400,000

South Carolina 0.9%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	3,495,000	3,495,000

Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.36%		04/07/14	6,500,000	6,500,000

South Carolina Public Service Auth
Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.08%		04/07/14	6,780,000	6,780,000

Revenue Obligations Series 2012D (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	7,145,000	7,145,000

Revenue Obligations Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		04/07/14	3,000,000	3,000,000

Revenue Obligations Series 2013B&E (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	11,005,000	11,005,000

						37,925,000

Tennessee 1.0%
Blount Cnty Public Building Auth
Local Government Bonds Series E9A (LOC: Branch Banking & Trust Co)		0.07%		04/07/14	8,150,000	8,150,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.08%		04/07/14	3,000,000	3,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.12%		04/07/14	5,990,000	5,990,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.08%		04/07/14	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.12%		04/07/14	3,260,000	3,260,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.12%		04/07/14	2,910,000	2,910,000

						39,510,000

Texas 7.0%
Austin
Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	20,095,000	20,095,000

Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		04/07/14	4,465,000	4,465,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.12%		04/07/14	7,000,000	7,000,000

Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.08%		04/07/14	13,350,000	13,350,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		04/07/14	7,000,000	7,000,000

Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	9,190,000	9,190,000

22

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.09%		04/07/14	5,500,000	5,500,000

Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.08%		04/01/14	9,175,000	9,175,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	4,500,000	4,500,000

Houston
Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	7,830,000	7,830,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.11%		04/07/14	4,100,000	4,100,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	8,050,000	8,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		04/07/14	10,800,000	10,800,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		04/07/14	8,295,000	8,295,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		04/07/14	10,000,000	10,000,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.08%		04/07/14	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.08%		04/07/14	10,000,000	10,000,000

Round Rock
GO Bonds Series 2014 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	19,995,000	19,995,000

San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: Royal Bank of Canada)	a	0.06%		04/07/14	5,000,000	5,000,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		04/07/14	4,020,000	4,020,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.06%		04/07/14	11,550,000	11,550,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		04/07/14	10,005,000	10,005,000

Refunding Lease RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	12,515,000	12,515,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.11%		04/07/14	5,625,000	5,625,000

RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	17,555,000	17,555,000

Texas
Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.08%		04/07/14	10,000,000	10,000,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	1,500,000	1,500,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.08%		04/07/14	3,625,000	3,625,000

 23

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.11%		04/07/14	5,540,000	5,540,000

						284,025,000

Utah 0.4%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.11%		04/07/14	9,375,000	9,375,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.08%		04/07/14	7,230,000	7,230,000

						16,605,000

Virginia 0.9%
Fairfax Cnty
Sewer RB Series 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	9,950,000	9,950,000

Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.14%		10/27/14	7,435,000	7,435,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	2,400,000	2,400,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.06%		04/07/14	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.18%		10/27/14	9,150,000	9,150,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	4,663,000	4,663,000

						36,928,000

Washington 2.9%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.06%		04/07/14	2,995,000	2,995,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		04/07/14	9,250,000	9,250,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		04/07/14	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.11%		04/07/14	4,420,000	4,420,000

Washington
GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	3,280,000	3,280,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.07%		04/07/14	7,000,000	7,000,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.21%		10/27/14	8,000,000	8,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.21%		10/27/14	7,000,000	7,000,000

RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	14,995,000	14,995,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		04/07/14	5,000,000	5,000,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		04/07/14	4,630,000	4,630,000

RB (Providence Health & Services) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		04/07/14	9,205,000	9,205,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.10%		04/07/14	30,000,000	30,000,000

						117,850,000

24

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Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		04/07/14	15,530,000	15,530,000

Wisconsin 1.5%
Milwaukee Redevelopment Auth
Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.07%		04/07/14	19,625,000	19,625,000

Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.08%		04/07/14	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		04/07/14	8,000,000	8,000,000

RB (Ascension Health Alliance) Series 2013B5	b	0.12%		10/27/14	4,885,000	4,885,000

RB (Community Health Network) Series 2004B (LOC: Federal Home Loan Bank)		0.06%		04/07/14	3,925,000	3,925,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		04/07/14	10,240,000	10,240,000

						59,175,000

Total Variable-Rate Securities
(Cost $2,742,497,825)						2,742,497,825

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $4,009,902,950.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,545,841,000 or 38.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $112,270,000 or 2.8% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

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Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

26

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Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47707MAR14

 27

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 16, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 16, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 16, 2014